March 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock Strategic Global Bond Fund, Inc.

Not FDIC Insured • May Lose Value • No Bank Guarantee

Consolidated Schedule of Investments (unaudited)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
Australia — 0.0%
Panorama Auto Trust, Series 25-1, Class A, (1-Month GBP Swap + 0.97%), 5.07%, 03/15/33(a)(b)	AUD	500	$ 312,191
Cayman Islands(c) — 1.8%
Apidos CLO XXXVI, Series 2021-36A, Class B, (3-mo. CME Term SOFR + 1.86%), 6.15%, 07/20/34(b)	USD	250	249,810
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A1AR, (3-mo. CME Term SOFR + 1.36%), 5.65%, 01/20/31(b)		149	148,774
Carlyle Global Market Strategies CLO Ltd., Series 2014- 3RA, Class A1B, (3-mo. CME Term SOFR + 1.56%), 5.86%, 07/27/31(b)		1,000	1,001,144
Cayuga Park CLO Ltd., Series 2020-1A, Class B1R, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/17/34(b)		250	249,669
Chenango Park CLO Ltd., Series 2018-1A, Class A2, (3-mo. CME Term SOFR + 1.81%), 6.11%, 04/15/30(b)		1,018	1,018,365
CIFC Funding Ltd., Series 2013-1A, Class A2R, (3-mo. CME Term SOFR + 2.01%), 6.32%, 07/16/30(b)		1,000	1,001,659
Dryden CLO Ltd., Series 2017-53A, Class A, (3-mo. CME Term SOFR + 1.38%), 5.68%, 01/15/31(b)		427	426,416
Dryden Senior Loan Fund(b)
Series 2015-37A, Class AR, (3-mo. CME Term SOFR + 1.36%), 5.66%, 01/15/31		403	403,149
Series 2017-49, Class AR, (3-mo. CME Term SOFR + 1.21%), 5.50%, 07/18/30		379	379,245
Flatiron CLO Ltd., Series 2019-1A, Class AR, (3-mo. CME Term SOFR + 1.34%), 5.66%, 11/16/34(b)		364	363,804
Gracie Point International Funding LLC(b)
Series 2023-1A, Class A, (90-day Avg SOFR + 1.95%), 6.37%, 09/01/26		96	96,554
Series 2023-2A, Class A, (90-day Avg SOFR + 2.25%), 6.67%, 03/01/27		181	181,414
LCM Ltd., Series 26A, Class A1, (3-mo. CME Term SOFR + 1.33%), 5.62%, 01/20/31(b)		127	127,492
LCM XVIII LP, Series 18A, Class A1R, (3-mo. CME Term SOFR + 1.28%), 5.57%, 04/20/31(b)		258	258,226
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/47		72	59,070
Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, (3-mo. CME Term SOFR + 1.23%), 5.53%, 04/15/31(b)		361	360,584
Park Avenue Institutional Advisers CLO Ltd., Series 2017- 1A, Class DR, (3-mo. CME Term SOFR + 7.07%), 11.39%, 02/14/34(b)		250	232,804
Park Blue CLO Ltd., Series 2022-2A, Class A1R, (3-mo. CME Term SOFR + 1.42%), 5.71%, 07/20/37(b)		2,000	1,997,017
Post CLO VI Ltd.(b)
Series 2024-2A, Class A1, (3-mo. CME Term SOFR + 1.42%), 5.88%, 01/20/38		2,000	2,002,499
Series 2024-2A, Class D1, (3-mo. CME Term SOFR + 3.20%), 7.66%, 01/20/38		1,000	1,010,246
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (3- mo. CME Term SOFR + 1.45%), 5.74%, 10/20/30(b)		126	126,131
Shackleton CLO Ltd., Series 2013-3A, Class AR, (3-mo. CME Term SOFR + 1.38%), 5.68%, 07/15/30(b)		50	49,771
Signal Peak CLO Ltd., Series 2020-8A, Class A1R, (3- mo. CME Term SOFR + 1.39%), 5.68%, 10/20/37(b)		1,000	1,001,765
Security		Par (000)	Value
Cayman Islands (continued)
Steele Creek CLO Ltd., Series 2017-1A, Class A, (3-mo. CME Term SOFR + 1.51%), 5.81%, 10/15/30(b)	USD	79	$ 78,671
Symphony CLO XIX Ltd., Series 2018-19A, Class A, (3-mo. CME Term SOFR + 1.22%), 5.53%, 04/16/31(b)		316	315,805
Tiaa CLO III Ltd., Series 2017-2A, Class A, (3-mo. CME Term SOFR + 1.41%), 5.72%, 01/16/31(b)		102	101,690
TICP CLO XII Ltd., Series 2018-12A, Class BR, (3-mo. CME Term SOFR + 1.91%), 6.21%, 07/15/34(b)		325	324,306
Warwick Capital CLO Ltd., Series 2024-4A, Class A1, (3-mo. CME Term SOFR + 1.40%), 5.69%, 07/20/37(b)		1,000	1,001,547
			14,567,627
France(a)(b) — 0.1%
Ginkgo Personal Loans, Series 2023-PL1, Class A1, (1-mo. EURIBOR + 0.79%), 3.16%, 09/23/44	EUR	247	267,853
Noria
Series 2024-DE1, Class B, (1-mo. EURIBOR + 0.95%), 3.32%, 02/25/43		100	108,176
Series 2024-DE1, Class C, (1-mo. EURIBOR + 1.25%), 3.62%, 02/25/43		100	107,806
			483,835
Germany(a)(b) — 0.0%
FCT Autonoria DE, Series 2023-DE, Class B, (1-mo. EURIBOR + 1.15%), 3.52%, 01/26/43		51	55,601
Red & Black Auto Germany UG
Series 10, Class B, (1-mo. EURIBOR + 1.20%), 3.58%, 09/15/32		88	95,661
Series 8, Class B, (1-mo. EURIBOR + 0.75%), 3.12%, 09/15/30		31	32,905
			184,167
Ireland(a)(b) — 0.2%
Arini European CLO II DAC, Series 2X, Class D, (3-mo. EURIBOR + 4.20%), 6.99%, 04/15/38		100	108,906
Aurium CLO VIII DAC, Series 8X, Class D, (3-mo. EURIBOR + 3.00%), 5.39%, 06/23/34		100	107,511
Avoca CLO XXII DAC, Series 22X, Class B1, (3-mo. EURIBOR + 1.30%), 4.09%, 04/15/35		100	107,082
Cairn CLO XVI DAC, Series 2023-16X, Class D, (3-mo. EURIBOR + 5.20%), 7.99%, 01/15/37		100	110,080
CIFC European Funding CLO I DAC, Series 1X, Class DR, (3-mo. EURIBOR + 3.20%), 5.99%, 07/15/32		100	107,721
CVC Cordatus Loan Fund IV DAC, Series 4X, Class BR1, (3-mo. EURIBOR + 1.30%), 3.83%, 02/22/34		100	107,374
CVC Cordatus Loan Fund XXX DAC, Series 2030X, Class D, (3-mo. EURIBOR + 4.00%), 6.56%, 05/15/37		100	108,382
Dilosk RMBS No. 9 DAC, Series 9, Class A, (3-mo. EURIBOR + 0.68%), 3.35%, 01/25/63		136	146,970
Harvest CLO XXXII DAC, Series 2032X, Class D, (3-mo. EURIBOR + 3.60%), 6.27%, 07/25/37		100	108,451
Henley CLO IV DAC, Series 4X, Class B1, (3-mo. EURIBOR + 1.35%), 4.02%, 04/25/34		100	107,536
Henley CLO X DAC, Series 10X, Class D, (3-mo. EURIBOR + 3.75%), 6.49%, 07/20/37		100	108,598

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Ireland (continued)
Neuberger Berman Loan Advisers Euro CLO DAC, Series 2024-6X, Class D, (3-mo. EURIBOR + 3.75%), 6.54%, 07/15/37	EUR	100	$ 109,119
Palmer Square European CLO DAC, Series 2022-2X, Class DR, (3-mo. EURIBOR + 4.00%), 6.79%, 01/15/38		100	108,391
Penta CLO DAC, Series 2024-17X, Class D, (3-mo. EURIBOR + 3.25%), 5.81%, 08/15/38		100	108,033
Providus CLO V DAC, Series 5X, Class D, (3-mo. EURIBOR + 2.95%), 5.51%, 02/15/35		100	107,246
Providus CLO VI DAC, Series 6X, Class D, (3-mo. EURIBOR + 3.20%), 5.72%, 05/20/34		100	107,859
Tikehau CLO XII DAC, Series 2012X, Class D, (3-mo. EURIBOR + 3.25%), 6.62%, 10/20/38		100	107,948
			1,877,207
Italy(a)(b) — 0.2%
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo. EURIBOR + 0.73%), 3.09%, 12/29/36		261	282,352
Series 2024-1, Class B, (1-mo. EURIBOR + 1.20%), 3.56%, 12/29/36		113	122,862
AutoFlorence SRL, Series 3, Class A, (1-mo. EURIBOR + 0.95%), 3.32%, 12/25/46		355	385,808
Brignole Co., Series 2024, Class A, (1-mo. EURIBOR + 0.78%), 3.15%, 02/24/42		224	242,730
Quarzo SRL, Series 2024-1, Class B, (3-mo. EURIBOR + 1.60%), 4.10%, 06/15/41		98	106,682
Red & Black Auto Italy SRL, Series 3, Class A, (1-mo. EURIBOR + 0.81%), 3.17%, 07/28/36		270	292,295
			1,432,729
Jersey — 0.4%
Hamlin Park CLO Ltd., Series 2024-1A, Class A, (3-mo. CME Term SOFR + 1.34%), 5.90%, 10/20/37(b)(c)	USD	3,000	3,002,588
Luxembourg(a)(b) — 0.1%
Asset-Backed European Securitisation Transaction Twenty-Three SARL, Series 2023, Class B, (1-mo. EURIBOR + 1.30%), 3.69%, 03/21/34	EUR	100	108,881
Auto1 Car Funding SARL, Series 2024-1, Class A, (1- mo. EURIBOR + 0.70%), 3.07%, 12/15/33		147	158,671
FACT SA/LU, Series 2024-1, Class B, (1-mo. EURIBOR + 1.05%), 3.41%, 09/22/31		100	108,390
Golden Ray SA, Series 1, Class A2, (1-mo. EURIBOR + 0.80%), 3.37%, 12/27/57		278	301,057
Pony SA Compartment German Auto Loans, Series 2024-1, Class B, (1-mo. EURIBOR + 0.85%), 3.24%, 01/14/33		100	107,958
SC Germany SA Compartment Consumer, Series 2024-2, Class B, (1-mo. EURIBOR + 1.10%), 3.49%, 05/14/38		100	108,797
TREVA Equipment Finance SA - Compartment, Series 2024-1, Class B, (1-mo. EURIBOR + 0.90%), 3.26%, 01/20/35		62	67,363
			961,117
Security		Par (000)	Value
Netherlands(a)(b) — 0.0%
Domi BV, Series 2023-1, Class A, (3-mo. EURIBOR + 1.12%), 3.68%, 02/15/55	EUR	127	$ 139,121
Mila BV, Series 2024-1, Class A, (1-mo. EURIBOR + 0.69%), 3.08%, 09/16/41		156	168,992
			308,113
Portugal — 0.0%
GAMMA Sociedade de Titularizacao de Creditos, Series 2, Class A, (3-mo. EURIBOR + 0.90%), 3.42%, 02/25/34(a)(b)		200	217,229
Spain — 0.0%
Autonoria Spain FT, Series 2021-SP, Class B, (1-mo. EURIBOR + 0.80%), 3.17%, 01/31/39(a)(b)		59	64,287
United Kingdom(a) — 0.4%
Asimi Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP 1.00%), 5.46%, 09/16/31(b)	GBP	77	99,856
Atlas Funding PLC, Series 2023-1, Class B, (1-day SONIA GBP 1.90%), 6.36%, 01/20/61(b)		100	130,901
Dowson PLC, Series 2024-1, Class B, (1-day SONIA GBP 1.25%), 5.71%, 08/20/31(b)		149	192,108
Edenbrook Mortgage Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.87%), 5.35%, 03/22/57(b)		212	274,287
Elstree Funding PLC, Series 2005, Class A, (1-day SONIA GBP 0.85%), 5.31%, 08/21/61(b)		260	336,115
Hermitage PLC(b)
Series 2023-1, Class B, (1-day SONIA GBP 2.45%), 6.91%, 09/21/33		100	129,709
Series 2024-1, Class A, (1-day SONIA GBP 0.90%), 5.36%, 04/21/33		223	288,367
Series 2024-1, Class B, (1-day SONIA GBP 1.25%), 5.71%, 04/21/33		74	95,841
Mortimer Mix PLC, Series 2024-MIX, Class B, (1-day SONIA GBP 1.15%), 23.44%, 09/22/67(b)		100	129,440
Newday Funding Master Issuer PLC(b)
Series 2024-2X, Class A, (1-day SONIA GBP 0.90%), 5.36%, 07/15/32		275	356,568
Series 2024-3X, Class B, (1-day SONIA GBP 1.30%), 5.76%, 11/15/32		100	129,328
PCL Funding IX PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.90%), 5.36%, 07/16/29(b)		318	411,595
PCL Funding VIII PLC, Series 2023-1, Class A, (1-day SONIA GBP 1.18%), 5.64%, 05/15/28(b)		400	519,328
Polaris PLC, Series 2023-1, Class B, (1-day SONIA GBP 2.75%), 7.21%, 02/23/61(b)		160	210,947
Unique Pub Finance Co. PLC, Series 02, Class N, 6.46%, 03/30/32		64	85,872
Winchester PLC, Series 2001, Class B, (1-day SONIA GBP 1.20%), 5.76%, 10/21/56(b)		100	129,482
			3,519,744
United States — 3.0%
AccessLex Institute, Series 2007-A, Class A3, (3-mo. CME Term SOFR + 0.56%), 4.88%, 05/25/36(b)	USD	31	30,268
Affirm Asset Securitization Trust, Series 2024-A, Class A, 5.61%, 02/15/29(c)		570	573,813
Affirm Master Trust, Series 2025-1A, Class A, 4.99%, 02/15/33(c)		610	613,181
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/46(c)		30	27,765
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
BHG Securitization Trust(c)
Series 2021-A, Class A, 1.42%, 11/17/33	USD	31	$ 29,960
Series 2021-A, Class B, 2.79%, 11/17/33		100	96,385
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05%, 07/15/27(c)		129	130,341
College Avenue Student Loans LLC, Series 2023-B, Class A1A, 6.50%, 06/25/54(c)		301	313,661
College Avenue Student Loans Trust, Series 2024-A, Class A1B, (30-day Avg SOFR + 1.75%), 6.09%, 06/25/54(b)(c)		346	352,164
Concord Music Royalties LLC, Series 2024-1A, Class A, 5.64%, 10/20/74(c)		123	122,278
ELFI Graduate Loan Program LLC, Series 2023-A, Class A, 6.37%, 02/04/48(c)		582	609,664
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 06/20/31(c)		65	65,271
FNA 8 LLC, Series 2025-1, Class A, 5.62%, 03/15/45(b)(c)		315	315,000
Foundation Finance Trust(c)
Series 2021-2A, Class A, 2.19%, 01/15/42		96	90,329
Series 2023-2A, Class A, 6.53%, 06/15/49		237	247,529
Series 2024-2A, Class B, 4.93%, 03/15/50		100	99,313
Goldman Home Improvement Trust Issuer Trust, Series 2022-GRN2, Class A, 6.80%, 10/25/52(c)		54	54,834
GoodLeap Home Improvement Solutions Trust(c)
Series 2024-1A, Class A, 5.35%, 10/20/46		575	581,855
Series 2025-1A, Class A, 5.38%, 02/20/49		566	573,604
Series 2025-1A, Class B, 6.27%, 02/20/49		25	25,285
GoodLeap Sustainable Home Solutions Trust(c)
Series 2021-3CS, Class A, 2.10%, 05/20/48		215	167,048
Series 2022-3CS, Class A, 4.95%, 07/20/49		45	41,045
Series 2023-1GS, Class A, 5.52%, 02/22/55		62	58,089
Gracie Point International Funding LLC, Series 2024-1A, Class A, (90-day Avg SOFR + 1.70%), 6.12%, 03/01/28(b)(c)		306	306,537
GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, 06/25/59(c)		390	395,032
Huntington Bank Auto Credit-Linked Notes(b)(c)
Series 2024-1, Class B2, (30-day Avg SOFR + 1.40%), 5.74%, 05/20/32		203	203,537
Series 2024-2, Class B2, (30-day Avg SOFR + 1.35%), 5.69%, 10/20/32		314	314,276
Lendmark Funding Trust(c)
Series 2022-1A, Class A, 5.12%, 07/20/32		301	301,001
Series 2023-1A, Class D, 8.69%, 05/20/33		182	186,693
Series 2024-1A, Class B, 5.88%, 06/21/32		100	102,409
Series 2024-2A, Class B, 4.86%, 02/21/34		100	98,747
Lyra Music Assets Delaware LP, Series 2024-2A, Class A2, 5.76%, 12/22/64(c)		419	423,426
Mariner Finance Issuance Trust(c)
Series 2023-AA, Class A, 6.70%, 10/22/35		1,468	1,482,314
Series 2023-AA, Class B, 7.11%, 10/22/35		789	803,265
Series 2024-AA, Class A, 5.13%, 09/22/36		241	243,924
Series 2024-BA, Class D, 6.36%, 11/20/38		100	102,385
Mosaic Solar Loan Trust, Series 2023-4, Class A, 6.40%, 05/20/53(c)		208	211,355
Navient Private Education Loan Trust, Series 2014-AA, Class A3, (1 mo. Term SOFR + 1.71%), 6.03%, 10/15/31(b)(c)		163	163,128
Security		Par (000)	Value
United States (continued)
Navient Private Education Refi Loan Trust(c)
Series 2020-CA, Class A2B, (1 mo. Term SOFR + 1.71%), 6.03%, 11/15/68(b)	USD	409	$ 412,374
Series 2021-DA, Class A, (Prime - 1.99%), 5.51%, 04/15/60(b)		141	141,835
Series 2024-A, Class A, 5.66%, 10/15/72		608	618,641
Navient Student Loan Trust(c)
Series 2023-B, Class A1B, (30-day Avg SOFR + 1.70%), 6.05%, 03/15/72(b)		178	178,597
Series 2023-BA, Class A1A, 6.48%, 03/15/72		123	127,063
Nelnet Student Loan Trust(c)
Series 2021-A, Class B1, 2.85%, 04/20/62		136	119,270
Series 2021-DA, Class B, 2.90%, 04/20/62		700	613,971
Series 2021-DA, Class C, 3.50%, 04/20/62		100	85,674
Series 2023-PL1, Class A1A, (30-day Avg SOFR + 2.25%), 6.59%, 11/25/53(b)		119	121,288
Series 2025-AA, Class A1B, (30-day Avg SOFR + 1.10%), 5.44%, 03/15/57(b)		618	614,174
OneMain Direct Auto Receivables Trust, Series 2025-1A, Class D, 6.10%, 07/14/37(c)		100	102,531
OneMain Financial Issuance Trust(c)
Series 2020-2A, Class B, 2.21%, 09/14/35		1,132	1,073,647
Series 2022-2A, Class B, 5.24%, 10/14/34		189	189,516
Series 2023-2A, Class D, 7.52%, 09/15/36		552	578,969
Series 2024-1A, Class A, 5.79%, 05/14/41		764	795,344
PFS Financing Corp., Series 2022-D, Class B, 4.90%, 08/15/27(c)		1,134	1,132,564
Regional Management Issuance Trust(c)
Series 2021-1, Class B, 2.42%, 03/17/31		256	252,165
Series 2021-2, Class B, 2.35%, 08/15/33		990	905,640
Series 2022-1, Class A, 3.07%, 03/15/32		348	344,295
Series 2024-2, Class A, 5.11%, 12/15/33		100	100,431
Republic Finance Issuance Trust(c)
Series 2021-A, Class A, 2.30%, 12/22/31		348	344,509
Series 2021-A, Class B, 2.80%, 12/22/31		136	132,248
Series 2021-A, Class C, 3.53%, 12/22/31		100	96,770
Series 2021-A, Class D, 5.23%, 12/22/31		800	768,947
Series 2024-B, Class A, 5.42%, 11/20/37		424	428,837
Series 2024-B, Class B, 5.86%, 11/20/37		152	153,867
Service Experts Issuer LLC(c)
Series 2021-1A, Class A, 2.67%, 02/02/32		132	128,251
Series 2024-1A, Class A, 6.39%, 11/20/35		151	153,265
Sesac Finance LLC, Series 2024-1, Class A2, 6.42%, 01/25/54(c)		51	51,002
SMB Private Education Loan Trust(c)
Series 2024-A, Class A1B, (30-day Avg SOFR + 1.45%), 5.80%, 03/15/56(b)		738	741,555
Series 2024-A, Class B, 5.88%, 03/15/56		408	417,295
Series 2024-C, Class A1B, (30-day Avg SOFR + 1.10%), 5.45%, 06/17/52(b)		152	151,913
SoFi Consumer Loan Program Trust(c)
Series 2025-1, Class A, 4.80%, 02/27/34		1,190	1,190,613
Series 2025-1, Class B, 5.12%, 02/27/34		100	100,751
SoFi Personal Loan Term(c)
Series 2024-1, Class R1, 0.00%, 02/12/31		10	293,841

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
SoFi Personal Loan Term(c) (continued)
Series 2024-1A, Class A, 6.06%, 02/12/31	USD	279	$ 280,872
Subway Funding LLC, Series 2024-1A, Class A2II, 6.27%, 07/30/54(c)		232	235,815
			24,735,051
Total Asset-Backed Securities — 6.2% (Cost: $51,263,495)			51,665,885

	Shares
Common Stocks
Australia — 0.0%
IREN Ltd.(d)	12,761	77,714
Canada — 0.0%
Algoma Steel Group, Inc.	26,292	142,503
China — 0.1%
Alibaba Group Holding Ltd., ADR	1,521	201,122
Baidu, Inc., ADR(d)	331	30,462
BYD Co. Ltd., Class H	2,500	126,591
		358,175
France — 0.0%
LVMH Moet Hennessy Louis Vuitton SE	128	79,268
Italy — 0.1%
Intesa Sanpaolo SpA	17,084	88,045
Prysmian SpA	3,623	199,435
UniCredit SpA	2,152	120,797
		408,277
Japan — 0.0%
Rakuten Group, Inc.(d)	25,300	145,145
Spain — 0.0%
CaixaBank SA	17,298	134,747
United Kingdom — 0.0%
Genius Sports Ltd.(d)	21,560	215,815
United States — 1.2%
Adobe, Inc.(d)	72	27,614
AES Corp.	4,040	50,477
Alaska Air Group, Inc.(d)	1,360	66,939
Alphabet, Inc., Class C	1,473	230,127
Altice USA, Inc., Class A(d)	42,024	111,784
AMC Networks, Inc., Class A(d)	12,756	87,761
Amentum Holdings, Inc.(d)	13,314	242,315
Apollo Global Management, Inc.	1,115	152,688
Bank of America Corp.	3,305	137,918
Boston Scientific Corp.(d)	943	95,130
Boyd Gaming Corp.	2,292	150,882
Broadcom, Inc.	276	46,211
Caesars Entertainment, Inc.(d)	3,619	90,475
Capital One Financial Corp.	1,041	186,651
Carrier Global Corp.	868	55,031
Citigroup, Inc.	1,771	125,723
CommScope Holding Co., Inc.(d)	29,630	157,335
Coreweave, Inc., Class A, Class A(d)	2,305	85,469
Coreweave, Inc.(d)	235	174,276
Costco Wholesale Corp.	46	43,506
D.R. Horton, Inc.	753	95,729
Deckers Outdoor Corp.(d)	251	28,064
Security	Shares	Value
United States (continued)
Dell Technologies, Inc., Class C	413	$ 37,645
Delta Air Lines, Inc.	2,771	120,816
DF Residential III LP(d)(e)	358,704	365,877
Discover Financial Services	892	152,264
DraftKings, Inc., Class A(d)	2,677	88,903
Eli Lilly & Co.	198	163,530
EOG Resources, Inc.	988	126,701
Flagstar Financial, Inc.	46,163	536,418
Flowco Holdings, Inc., Class A, Class A(d)	12,475	319,984
Freeport-McMoRan, Inc.	1,136	43,009
Freewire Equity(d)(e)	6	—
Golden Entertainment, Inc.	1,691	44,625
HNG Hospitality Offshore LP, (Acquired 02/16/24, Cost: $538,000)(d)(e)(f)	538,000	473,440
Home Depot, Inc.	186	68,167
JPMorgan Chase & Co.	724	177,597
Kinder Morgan, Inc.	12,205	348,209
Lam Research Corp.	1,189	86,440
Landsea Homes Corp.(d)	14,273	91,633
Lumen Technologies, Inc.(d)	35,927	140,834
Marvell Technology, Inc.	2,121	130,590
Meta Platforms, Inc., Class A	404	232,849
Micron Technology, Inc.	1,695	147,279
Netflix, Inc.(d)	284	264,839
NRG Energy, Inc.	1,166	111,306
NVIDIA Corp.	1,260	136,559
Palladyne AI Corp(d)	305	1,793
Solaris Energy Infrastructure, Inc.	28,979	630,583
Sonder Holdings, Inc., Class A(d)	2,292	4,584
Space Exploration Technologies Corp., Class A, (Acquired 08/21/23, Cost: $85,374), A shares(d)(e)(f)	1,054	194,990
Space Exploration Technologies Corp., Class C, (Acquired 08/21/23, Cost: $91,692), C shares(d)(e)(f)	1,132	209,420
Toll Brothers, Inc.	773	81,621
Trane Technologies PLC	390	131,399
U.S. Steel Corp.	15,910	672,357
Uber Technologies, Inc.(d)	3,366	245,247
United Airlines Holdings, Inc.(d)	410	28,311
Venture Global, Inc., Class A	866	8,920
Viper Energy, Inc.	2,413	108,947
Vistra Corp.	1,328	155,960
Walmart, Inc.	1,734	152,228
Walt Disney Co.	791	78,072
Warner Bros Discovery, Inc.(d)	11,300	121,249
Wom New Holdco(e)	1,029	29,841
Womchi 2024	385,000	—
Wynn Resorts Ltd.	737	61,540
		9,768,681
Total Common Stocks — 1.4% (Cost: $11,350,345)		11,330,325

Par (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance PLC, 8.13%, 01/23/30(a)	USD	200	199,680
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Argentina(c) — 0.1%
Vista Energy Argentina SAU, 7.63%, 12/10/35	USD	239	$ 232,547
YPF SA, 9.50%, 01/17/31		241	251,303
			483,850
Australia — 1.0%
Australia & New Zealand Banking Group Ltd., (3-mo. EURIBOR + 0.40%), 2.93%, 05/21/27(a)(b)	EUR	600	649,358
Glencore Capital Finance DAC, 1.13%, 03/10/28(a)		2,049	2,103,918
Glencore Finance Europe Ltd., 3.75%, 04/01/26(a)		2,120	2,313,147
Insurance Australia Group Ltd., (3-Month GBP Swap + 1.68%), 5.80%, 06/15/37(a)(b)	AUD	440	271,561
Mineral Resources Ltd.
8.13%, 05/01/27(a)	USD	250	247,569
9.25%, 10/01/28(c)		77	76,992
8.50%, 05/01/30(c)		120	116,064
NSW Electricity Networks Finance Pty. Ltd., (3-Month GBP Swap + 2.05%), 6.16%, 03/11/55(a)(b)	AUD	470	293,418
Oceana Australian Fixed Income Trust, A Note Upsize(e)
12.00%, 07/31/25		166	104,244
12.50%, 07/31/26		248	159,426
12.50%, 07/31/27		414	271,312
10.50%, 07/21/28		348	219,361
Origin Energy Finance Ltd., 1.00%, 09/17/29(a)	EUR	962	933,494
Pacific National Finance Pty. Ltd., 7.75%, 12/11/54(a)(b)	AUD	960	590,162
Scentre Group Trust 1, (3-Month GBP Swap + 2.00%), 6.12%, 03/31/55(a)(b)		400	248,345
			8,598,371
Belgium — 0.0%
KBC Group NV, (1-year UK Government Bond + 0.92%), 1.25%, 09/21/27(a)(b)	GBP	100	122,280
Brazil — 0.3%
3R Lux SARL, 9.75%, 02/05/31(c)	USD	400	416,756
Azul Secured Finance LLP, 11.93%, 08/28/28		223	194,407
CSN Resources SA, 5.88%, 04/08/32(c)		200	162,176
Gol Finance SA, (1 mo. Term SOFR + 10.50%), 14.82%, 04/29/25(b)(c)		156	160,775
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(c)		203	166,331
Samarco Mineracao SA(g)
(9.00% PIK), 9.00%, 06/30/31(a)		643	623,193
(9.00% PIK), 9.00%, 06/30/31(c)		267	258,604
Suzano Austria GmbH
6.00%, 01/15/29		200	203,380
5.00%, 01/15/30		200	194,486
Vale Overseas Ltd., 6.40%, 06/28/54		61	60,115
			2,440,223
Canada — 0.4%
1011778 B.C. ULC/New Red Finance, Inc., 3.50%, 02/15/29(c)		11	10,165
Air Canada Pass-Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(c)		302	321,630
Baytex Energy Corp., 7.38%, 03/15/32(c)		100	96,184
Bombardier, Inc.(c)
7.50%, 02/01/29		63	64,618
7.25%, 07/01/31		20	20,068
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC(c)
5.00%, 06/15/29		65	58,607
4.88%, 02/15/30		145	126,741
Security		Par (000)	Value
Canada (continued)
Burger King (Restaurant Brands International, Inc.)/New Red Finance, Inc.(c)
3.88%, 01/15/28	USD	11	$ 10,513
4.00%, 10/15/30		192	173,763
Garda World Security Corp., 7.75%, 02/15/28(c)		100	102,484
goeasy Ltd., 7.63%, 07/01/29(c)		100	100,029
HR Ottawa LP, 11.00%, 03/31/31(c)		1,942	2,076,161
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(c)		100	100,186
Rogers Communications, Inc., 5.30%, 02/15/34		84	82,456
Toronto-Dominion Bank, 2.88%, 04/05/27(a)	GBP	100	123,956
			3,467,561
Chile — 0.1%
AES Andes SA, (5-year CMT + 3.84%), 8.15%, 06/10/55(b)(c)	USD	400	413,200
Corp. Nacional del Cobre de Chile, 3.15%, 01/14/30(a)		200	181,955
Latam Airlines Group SA, 7.88%, 04/15/30(c)		110	109,257
WOM Mobile SA, (11.00% PIK), 11.00%, 04/01/31(c)(g)		183	184,042
			888,454
China — 0.3%
Alibaba Group Holding Ltd., 0.50%, 06/01/31(c)(h)		61	87,108
Fantasia Holdings Group Co. Ltd., 11.88%, 06/01/23(a)(d)(i)		200	5,000
Far East Horizon Ltd., 10/01/28(a)(j)		825	815,959
Fortune Star BVI Ltd., 3.95%, 10/02/26(a)	EUR	1,500	1,549,870
Prosus NV, 3.06%, 07/13/31(a)	USD	200	171,906
			2,629,843
Colombia — 0.2%
ABRA Global Finance, (6.00% Cash & 8.00% PIK), 14.00%, 10/22/29(c)(g)		466	411,308
Bancolombia SA, (5-year CMT + 4.32%), 8.63%, 12/24/34(b)		208	219,908
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(c)		207	185,331
Ecopetrol SA
7.75%, 02/01/32		200	195,800
8.88%, 01/13/33		69	71,053
Gran Tierra Energy, Inc., 9.50%, 10/15/29(c)		412	364,620
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)		400	370,000
			1,818,020
Czech Republic(a) — 0.0%
Allwyn Entertainment Financing U.K. PLC, 7.25%, 04/30/30	EUR	200	226,532
EP Infrastructure AS, 1.82%, 03/02/31		100	93,592
			320,124
Denmark — 0.3%
Carlsberg Breweries A/S, 3.25%, 02/28/32(a)		740	787,355
Danske Bank A/S, (3-mo. EURIBOR + 0.65%), 3.43%, 04/10/27(a)(b)		1,600	1,733,401
SGL Group ApS, (3-mo. EURIBOR + 4.75%), 7.43%, 04/22/30(b)		200	218,836
			2,739,592
Estonia — 0.0%
Eesti Energia AS, (5-year EURIBOR ICE Swap + 5.17%), 7.88%(a)(b)(k)		260	295,929
Finland — 0.0%
Ahlstrom Holding 3 Oy, 3.63%, 02/04/28(a)		100	105,427

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
France — 1.4%
Altice France SA, 4.25%, 10/15/29(a)	EUR	100	$ 86,369
Atos SE(a)(l)
5.20%, 12/18/30		58	51,112
9.36%, 12/18/29		57	65,541
Banijay Entertainment SAS, 7.00%, 05/01/29(a)		100	112,892
Banque Federative du Credit Mutuel SA(a)
1.88%, 06/18/29		100	101,034
4.38%, 01/11/34		200	217,103
(3-mo. EURIBOR + 0.64%), 3.10%, 03/05/27(b)		300	325,813
(5-year EURIBOR ICE Swap + 1.75%), 4.00%, 01/15/35(b)		600	646,109
Bertrand Franchise Finance SAS, (3-mo. EURIBOR + 3.75%), 6.49%, 07/18/30(a)(b)		111	120,329
BNP Paribas SA, 1.88%, 12/14/27(a)	GBP	100	118,945
Electricite de France SA, 5.50%, 10/17/41(a)		400	453,607
Elior Group SA, 5.63%, 03/15/30(a)	EUR	100	107,589
Engie SA, (5-year EURIBOR ICE Swap + 2.37%), 5.13%(a)(b)(k)		100	110,785
Eutelsat SA, 1.50%, 10/13/28(a)		100	84,528
Forvia SE, 5.50%, 06/15/31(a)		300	313,135
Iliad Holding SASU
7.00%, 10/15/28(c)	USD	200	202,427
5.38%, 04/15/30(a)	EUR	134	145,549
6.88%, 04/15/31(a)		100	113,803
8.50%, 04/15/31(c)	USD	200	209,752
iliad SA(a)
5.38%, 02/15/29	EUR	200	225,068
5.63%, 02/15/30		200	227,422
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR + 3.63%), 5.95%, 07/01/29(a)(b)		100	107,860
Loxam SAS, 6.38%, 05/31/29(a)		100	112,726
Nova Alexandre III SAS, (3-mo. EURIBOR + 5.25%), 8.04%, 07/15/29(a)(b)		100	109,898
Opal Bidco SAS, 03/31/32(a)(j)		105	113,537
Paprec Holding SA, 7.25%, 11/17/29(a)		300	340,489
RCI Banque SA, (5-year EURIBOR ICE Swap + 2.75%), 5.50%, 10/09/34(a)(b)		100	112,520
Sabena technics SAS, (3-mo. EURIBOR + 5.00%), (Acquired 10/28/22, Cost: $293,040), 7.36%, 09/30/29(b)(e)(f)		297	321,631
Societe Generale SA(a)
1.25%, 12/07/27	GBP	100	117,389
(3-mo. EURIBOR + 0.95%), 0.50%, 06/12/29(b)	EUR	500	495,676
(3-mo. EURIBOR + 1.35%), 3.63%, 11/13/30(b)		400	433,968
(3-mo. EURIBOR + 1.45%), 3.75%, 07/15/31(b)		300	325,207
(3-mo. EURIBOR + 1.80%), 4.25%, 12/06/30(b)		1,100	1,223,886
Tereos Finance Groupe I SA(a)
5.88%, 04/30/30		100	110,640
5.75%, 04/30/31		100	108,752
TotalEnergies Capital International SA(a)
1.66%, 07/22/26	GBP	100	124,351
3.50%, 03/03/37	EUR	400	417,856
Worldline SA/France(a)
0.00%, 07/30/25(m)		12	15,373
0.00%, 07/30/26(m)		183	192,834
4.13%, 09/12/28		1,000	1,076,040
5.25%, 11/27/29		1,200	1,323,964
			11,223,509
Germany — 2.0%
ADLER Real Estate GmbH, 3.00%, 04/27/26(a)		200	211,394
Security		Par (000)	Value
Germany (continued)
Aroundtown SA, 0.00%, 07/16/26(a)	EUR	100	$ 103,681
Bayer AG(a)
4.00%, 08/26/26		890	979,930
0.63%, 07/12/31		100	89,767
1.38%, 07/06/32		400	364,439
4.63%, 05/26/33		59	66,416
Deutsche Bahn Finance GMBH, 1.13%, 05/29/51(a)		141	85,757
Deutsche Bank AG, (5-year EURIBOR ICE Swap + 5.26%), 8.13%(a)(b)(k)		200	227,614
Deutsche Telekom AG(a)
3.63%, 02/03/45		300	299,950
1.75%, 12/09/49		129	90,701
Dynamo Newco II GmbH, 6.25%, 10/15/31(a)		100	109,482
E.ON International Finance BV, 6.13%, 07/06/39(a)	GBP	50	64,228
E.ON SE(a)
3.50%, 04/16/33	EUR	38	40,846
4.00%, 08/29/33		36	40,065
0.88%, 10/18/34		49	41,486
3.88%, 01/12/35		38	41,425
3.75%, 01/15/36		38	40,469
4.13%, 03/25/44		212	224,450
EnBW International Finance BV(a)
3.63%, 11/22/26		2,034	2,236,731
4.30%, 05/23/34		64	71,951
Envalior Deutschland GmbH, (6-mo. EURIBOR at 0.00% Floor + 9.50%, 13.41% PIK), 11.88%, 04/01/31(b)(e)(g)		369	371,839
Eurogrid GmbH(a)
3.28%, 09/05/31		100	106,729
1.11%, 05/15/32		600	551,424
Fressnapf Holding SE, 5.25%, 10/31/31(a)		116	125,274
Gruenenthal GmbH, 4.63%, 11/15/31(a)		100	104,488
HT Troplast GmbH, 9.38%, 07/15/28(a)		100	112,615
IHO Verwaltungs GmbH, (8.75% Cash or 9.50% PIK), 8.75%, 05/15/28(a)(g)		200	225,721
Mahle GmbH, 6.50%, 05/02/31(a)		100	106,730
Mercer International, Inc., 5.13%, 02/01/29	USD	100	85,698
Nidda Healthcare Holding GmbH(a)
7.00%, 02/21/30	EUR	202	227,782
(3-mo. EURIBOR + 3.75%), 6.31%, 10/23/30(b)		104	113,082
PCF GmbH, 4.75%, 04/15/29(a)		122	112,646
PrestigeBidCo GmbH, (3-mo. EURIBOR + 3.75%), 6.54%, 07/01/29(a)(b)		100	108,462
ProGroup AG, 5.13%, 04/15/29(a)		100	106,724
Sartorius Finance BV, 4.50%, 09/14/32(a)		700	790,455
Schaeffler AG, 04/01/28(a)(j)		100	107,860
Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, 07/15/29(a)		109	119,534
Tele Columbus AG, (10.00% PIK), 10.00%, 01/01/29(a)(g)		112	98,972
TK Elevator Midco GmbH, 4.38%, 07/15/27(a)		186	199,865
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(c)	USD	200	196,252
TUI Cruises GmbH, 5.00%, 05/15/30(a)	EUR	100	108,671
Volkswagen Bank GmbH(a)
1.25%, 12/15/25		76	81,361
4.25%, 01/07/26		1,300	1,421,020
4.63%, 05/03/31		600	673,236
Volkswagen Financial Services AG(a)
3.75%, 09/10/26		169	185,433
3.88%, 11/19/31		100	107,395
Volkswagen Financial Services NV(a)
4.25%, 10/09/25	GBP	100	128,346
6.50%, 09/18/27		100	132,047
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Germany (continued)
Volkswagen Leasing GmbH, 0.38%, 07/20/26(a)	EUR	116	$ 121,692
Wintershall Dea Finance BV(a)
1.33%, 09/25/28		3,400	3,418,590
4.36%, 10/03/32		608	650,056
ZF Finance GmbH, 5.75%, 08/03/26(a)		100	109,774
			16,540,555
Greece(a)(b) — 0.1%
Eurobank SA
(1-year EUR Swap + 1.80%), 4.00%, 09/24/30		100	109,951
(1-year EURIBOR ICE Swap + 1.70%), 4.00%, 02/07/36		100	104,350
(5-year EURIBOR ICE Swap + 2.17%), 4.88%, 04/30/31		100	114,388
National Bank of Greece SA, (5-year EURIBOR ICE Swap + 3.15%), 5.88%, 06/28/35		211	240,707
			569,396
Hong Kong — 0.4%
AIA Group Ltd., 5.40%, 09/30/54(a)	USD	1,000	937,540
Elect Global Investments Ltd., 4.85%(a)(k)		200	137,600
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)		350	364,210
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)		200	183,998
7.63%, 04/17/32(c)		200	199,715
MTR Corp. Ltd., 04/01/55(a)(j)		1,250	1,227,375
			3,050,438
Hungary — 0.0%
MVM Energetika Zrt, 7.50%, 06/09/28(a)		200	210,500
India — 1.0%
Clean Renewable Power Mauritius Pte. Ltd., 4.25%, 03/25/27(a)		805	773,806
Continuum Energy Aura Pte. Ltd., 9.50%, 02/24/27(a)		1,000	1,036,250
Continuum Energy Pte. Ltd., 5.00%, 09/11/27(c)(e)(g)		407	416,706
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 06/26/33(a)		318	326,817
Diamond II Ltd., 7.95%, 07/28/26(a)		800	806,500
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)		795	782,081
India Cleantech Energy, 4.70%, 08/10/26(a)		790	770,843
Muthoot Finance Ltd., 6.38%, 04/23/29(a)		500	492,000
Power Finance Corp. Ltd., 1.84%, 09/21/28(a)	EUR	100	101,005
ReNew Pvt Ltd., 5.88%, 03/05/27(a)	USD	200	196,674
Vedanta Resources Finance II PLC
10.88%, 09/17/29(a)		1,000	1,030,000
10.88%, 09/17/29(c)		728	749,840
9.48%, 07/24/30(c)		400	396,468
11.25%, 12/03/31(c)		200	211,500
			8,090,490
Indonesia — 0.4%
Freeport Indonesia PT, 6.20%, 04/14/52(a)		1,000	972,500
Indofood CBP Sukses Makmur Tbk PT, 4.75%, 06/09/51(a)		455	361,156
Medco Maple Tree Pte Ltd.
8.96%, 04/27/29(a)		1,000	1,028,500
8.96%, 04/27/29(c)		104	106,964
Security		Par (000)	Value
Indonesia (continued)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(a)	EUR	1,000	$ 925,525
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	USD	200	183,960
			3,578,605
Ireland(a) — 0.0%
Cedacri Mergeco SpA, (3-mo. EURIBOR + 5.50%), 8.06%, 05/15/28(b)	EUR	150	163,006
Virgin Media O2 Vendor Financing Notes V DAC, 7.88%, 03/15/32	GBP	100	125,768
			288,774
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV
7.38%, 09/15/29	EUR	100	120,430
4.38%, 05/09/30		100	107,339
7.88%, 09/15/31		120	152,540
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	USD	100	96,660
5.13%, 05/09/29		233	227,175
			704,144
Italy — 0.5%
A2A SpA, (5-year EURIBOR ICE Swap + 2.26%), 5.00%(a)(b)(k)	EUR	100	109,737
Bubbles Bidco SpA(a)
6.50%, 09/30/31		122	131,923
(3-mo. EURIBOR + 4.25%), 6.61%, 09/30/31(b)		119	128,633
Engineering - Ingegneria Informatica - SpA, 11.13%, 05/15/28(a)		100	114,077
Eni SpA(a)
4.25%, 05/19/33		100	111,582
3.88%, 01/15/34		100	108,551
1.00%, 10/11/34		457	383,098
Fiber Bidco SpA(a)
6.13%, 06/15/31		300	316,470
(3-mo. EURIBOR + 4.00%), 6.36%, 01/15/30(b)		300	323,226
Fibercop SpA, 1.63%, 01/18/29		210	204,651
FIS Fabbrica Italiana Sintetici SpA, 5.63%, 08/01/27(a)		300	324,422
IMA Industria Macchine Automatiche SpA(a)
3.75%, 01/15/28		100	106,508
(3-mo. EURIBOR + 3.75%), 6.54%, 04/15/29(b)		200	216,182
Infrastrutture Wireless Italiane SpA, 1.63%, 10/21/28(a)		100	103,360
Intesa Sanpaolo SpA, 5.15%, 06/10/30(a)	GBP	100	124,663
Irca SpA, (3-mo. EURIBOR + 3.75%), 6.25%, 12/15/29(a)(b)	EUR	100	108,130
Lottomatica Group SpA, (3-mo. EURIBOR + 4.00%), 6.49%, 12/15/30(a)(b)		100	108,517
Nexi SpA(a)
2.13%, 04/30/29		100	102,048
0.00%, 02/24/28(m)		300	292,870
Pachelbel Bidco SpA, (3-mo. EURIBOR + 4.25%), 6.87%, 05/17/31(a)(b)		100	108,863
Rossini SARL(a)
6.75%, 12/31/29		100	112,874
(3-mo. EURIBOR + 3.88%), 6.23%, 12/31/29(b)		101	109,757

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Italy (continued)
UniCredit SpA, (5-year USD ICE Swap + 4.91%), 7.30%, 04/02/34(b)(c)	USD	200	$ 211,056
Unipol Assicurazioni SpA, 4.90%, 05/23/34(a)	EUR	100	111,001
			4,072,199
Jamaica — 0.0%
Digicel Group Holdings Ltd., Series 2B14, 0.00%, 12/31/30(c)(e)(m)	USD	71	4,262
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., (9.00% Cash and 3.00% PIK), 12.00%, 05/25/27(g)		94	93,121
Digicel Midco Ltd./Difl U.S. II LLC, (10.50% Cash or 11.00% PIK), 10.50%, 11/25/28(g)		66	60,071
			157,454
Japan — 0.4%
Marubeni Corp., 04/01/35(a)(j)		550	551,698
Mitsubishi UFJ Financial Group, Inc., (1-year CMT + 0.95%), 2.31%, 07/20/32(b)		306	262,008
Nomura Holdings, Inc., 5.10%, 07/03/25		200	200,108
Rakuten Group, Inc., 9.75%, 04/15/29(c)		200	217,144
SoftBank Group Corp.(a)
5.38%, 01/08/29	EUR	200	220,513
4.00%, 09/19/29		150	156,591
3.88%, 07/06/32		300	300,061
(5-year USD ICE Swap + 4.85%), 6.88%(b)(k)	USD	1,000	990,000
			2,898,123
Jersey — 0.0%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29(c)		200	180,835
10.38%, 03/31/29(a)	GBP	100	120,236
			301,071
Luxembourg — 0.1%
Cidron Aida Finco SARL, 6.25%, 04/01/28(a)		200	259,642
Ephios Subco 3 SARL, 7.88%, 01/31/31(a)	EUR	200	230,390
INEOS Finance PLC, 6.38%, 04/15/29(a)		200	221,396
ION Trading Technologies SARL, 9.50%, 05/30/29(c)	USD	247	247,935
Kleopatra Finco SARL, 4.25%, 03/01/26(a)	EUR	100	100,020
Summer BC Holdco B SARL, (3-mo. EURIBOR + 4.25%), 6.79%, 02/15/30(a)(b)		100	108,257
			1,167,640
Macau — 0.3%
Sands China Ltd.
5.40%, 08/08/28	USD	200	199,750
4.38%, 06/18/30		1,000	944,380
Studio City Finance Ltd., 5.00%, 01/15/29(a)		488	439,298
Wynn Macau Ltd., 5.63%, 08/26/28(a)		1,000	961,250
			2,544,678
Mexico — 0.6%
Banco Mercantil del Norte SA, (5-year CMT + 4.07%), 8.38%(b)(c)(k)		200	197,696
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(c)		199	196,663
Food Service Project SA, 5.50%, 01/21/27(a)	EUR	100	107,643
Grupo Posadas SAB de CV, (5.00% Cash or 7.00% PIK), 8.00%, 12/30/27(a)(g)(l)	USD	273	256,266
Petroleos Mexicanos
6.88%, 10/16/25		162	161,757
7.50%, 03/20/26(c)		2,154	2,143,230
3.75%, 04/16/26(a)	EUR	115	121,669
Security		Par (000)	Value
Mexico (continued)
Petroleos Mexicanos (continued)
6.50%, 03/13/27	USD	1,328	$ 1,293,339
4.75%, 02/26/29(a)	EUR	164	162,260
8.75%, 06/02/29	USD	316	314,014
5.95%, 01/28/31		46	38,960
6.70%, 02/16/32		51	44,747
10.00%, 02/07/33		37	38,437
			5,076,681
Morocco(c) — 0.1%
OCP SA
6.75%, 05/02/34		202	207,302
7.50%, 05/02/54		200	203,750
			411,052
Netherlands — 1.1%
Boels Topholding BV, 5.75%, 05/15/30(a)	EUR	144	159,229
Cooperatieve Rabobank UA(a)
4.00%, 01/10/30		400	447,234
(1-year UK Government Bond + 1.05%), 1.88%, 07/12/28(b)	GBP	100	120,990
(3-mo. EURIBOR + 1.15%), 4.23%, 04/25/29(b)	EUR	1,100	1,232,584
IMCD NV(a)
2.13%, 03/31/27		613	651,827
4.88%, 09/18/28		1,040	1,178,584
3.63%, 04/30/30		790	851,579
ING Groep NV(a)
3.00%, 02/18/26	GBP	100	127,057
(3-mo. EURIBOR + 0.70%), 0.38%, 09/29/28(b)	EUR	900	912,255
(3-mo. EURIBOR + 1.10%), 3.50%, 09/03/30(b)		1,400	1,520,620
(3-mo. EURIBOR + 1.15%), 1.75%, 02/16/31(b)		300	300,114
Nobian Finance BV, Class B, 3.63%, 07/15/26(a)		105	112,969
Q-Park Holding I BV(a)
5.13%, 03/01/29		100	109,947
5.13%, 02/15/30		215	235,629
Trivium Packaging Finance BV, 5.50%, 08/15/26(c)	USD	200	196,903
Viterra Finance BV, 0.38%, 09/24/25(a)	EUR	100	106,916
VZ Secured Financing BV
3.50%, 01/15/32(a)		270	259,106
5.00%, 01/15/32(c)	USD	201	174,654
VZ Vendor Financing II BV, 2.88%, 01/15/29(a)	EUR	170	164,207
			8,862,404
Nigeria — 0.0%
IHS Holding Ltd., 6.25%, 11/29/28(c)	USD	200	192,750
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(c)		200	141,000
Peru — 0.0%
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(c)		100	102,400
Volcan Cia Minera SAA
8.75%, 01/24/30(c)		117	115,020
8.75%, 01/24/30(a)		72	70,782
			288,202
Philippines(a)(k) — 0.2%
ACEN Finance Ltd., 4.00%		267	176,754
Petron Corp., (5-year CMT + 7.57%), 5.95%(b)		444	440,692
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Philippines (continued)
San Miguel Corp., (5-year CMT + 10.24%), 5.50%(b)	USD	289	$ 287,194
San Miguel Global Power Holdings Corp., (1-year CMT + 6.40%), 8.13%(b)		1,000	1,002,500
			1,907,140
Portugal(a)(b) — 0.1%
EDP SA
(5-year EUR Swap + 1.84%), 1.70%, 07/20/80	EUR	100	107,427
(5-year EUR Swap + 2.38%), 1.88%, 08/02/81		200	212,071
(5-year EURIBOR ICE Swap + 2.40%), 4.63%, 09/16/54		100	108,671
			428,169
Republic of Korea — 0.1%
LG Energy Solution Ltd., 04/02/30(a)(b)(j)	USD	500	498,295
Saudi Arabia — 0.3%
Greensaif Pipelines Bidco SARL, 6.10%, 08/23/42(c)		200	200,438
Saudi Electricity Sukuk Programme Co.(a)
4.94%, 02/13/29		200	200,506
5.23%, 02/18/30		1,000	1,010,625
5.49%, 02/18/35		1,000	1,012,000
			2,423,569
Singapore — 0.1%
Puma International Financing SA, 7.75%, 04/25/29(a)		435	438,806
Slovenia(a) — 0.0%
United Group BV
6.75%, 02/15/31	EUR	100	109,752
6.50%, 10/31/31		100	108,785
(3-mo. EURIBOR + 4.25%), 6.81%, 02/15/31(b)		100	107,995
			326,532
South Africa — 0.5%
Anglo American Capital PLC
4.00%, 09/11/27(c)	USD	1,818	1,785,538
5.00%, 03/15/31(a)	EUR	877	1,014,374
4.13%, 03/15/32(a)		1,365	1,504,018
Transnet SOC Ltd., 8.25%, 02/06/28(a)		200	202,862
			4,506,792
South Korea — 0.1%
Hyundai Card Co. Ltd., 5.75%, 04/24/29(a)		200	204,618
LG Electronics, Inc., 5.63%, 04/24/27(c)		200	203,392
LG Energy Solution Ltd., 04/02/30(a)(j)		500	498,505
			906,515
Spain — 0.3%
Abanca Corp. Bancaria SA, (5-year EURIBOR ICE Swap + 2.45%), 4.63%, 12/11/36(a)(b)	EUR	100	107,670
Arena Luxembourg Finance SARL, 05/01/30(a)(b)(j)		103	111,431
Banco Bilbao Vizcaya Argentaria SA, (5-year CMT + 3.25%), 7.75%(b)(k)	USD	200	195,770
Banco Santander SA, (1-year UK Government Bond + 1.80%), 3.13%, 10/06/26(a)(b)	GBP	100	127,794
Bankinter SA(a)(b)
(5-year EUR Swap + 6.71%), 6.25%(k)	EUR	200	219,947
(5-year EURIBOR ICE Swap + 2.35%), 5.00%, 06/25/34		100	111,993
CaixaBank SA, (5-year EURIBOR ICE Swap + 3.94%), 6.25%(a)(b)(k)		200	215,719
Cellnex Telecom SA(a)
Series CLNX, 2.13%, 08/11/30		100	114,186
Series CLNX, 0.75%, 11/20/31		100	94,785
Security		Par (000)	Value
Spain (continued)
Cirsa Finance International SARL, (3-mo. EURIBOR + 4.50%), 7.11%, 07/31/28(a)(b)	EUR	100	$ 109,374
Lorca Telecom Bondco SA(a)
4.00%, 09/18/27		100	107,922
5.75%, 04/30/29		168	189,017
Repsol Europe Finance SARL, 3.63%, 09/05/34(a)		200	212,174
Telefonica Emisiones SA, 5.38%, 02/02/26(a)	GBP	133	172,348
			2,090,130
Sweden — 0.2%
Balder Finland OYJ, 1.00%, 01/20/29(a)	EUR	100	98,302
Heimstaden Bostad Treasury BV, 1.38%, 03/03/27		136	141,192
Stena International SA, 7.25%, 01/15/31(c)	USD	200	199,908
Svenska Handelsbanken AB, (3-mo. EURIBOR + 0.45%), 2.96%, 03/08/27(a)(b)	EUR	600	650,670
Swedbank AB, (1-year UK Government Bond + 1.00%), 1.38%, 12/08/27(a)(b)	GBP	100	121,912
Volvo Treasury AB, (3-mo. EURIBOR + 0.38%), 2.91%, 05/22/26(a)(b)	EUR	100	108,222
			1,320,206
Switzerland — 0.3%
ABB Finance BV, 3.38%, 01/15/34(a)		200	217,135
Dufry One BV, 4.75%, 04/18/31(a)		100	109,887
UBS Group AG
0.63%, 02/24/33(a)		200	171,981
(1-year CMT + 2.20%), 5.96%, 01/12/34(b)(c)	USD	353	367,227
(1-year EURIBOR ICE Swap + 1.60%), 4.75%, 03/17/32(a)(b)	EUR	1,201	1,371,235
VistaJet Malta Finance PLC/Vista Management Holding, Inc.(c)
9.50%, 06/01/28	USD	40	39,588
6.38%, 02/01/30		6	5,256
			2,282,309
Thailand — 0.3%
Bangkok Bank PCL/Hong Kong
5.30%, 09/21/28(c)		200	202,910
(5-year CMT + 1.90%), 3.73%, 09/25/34(a)(b)		200	184,694
(5-year CMT + 4.73%), 5.00%(a)(b)(k)		200	198,600
Kasikornbank PCL/Hong Kong, (5-year CMT + 1.70%), 3.34%, 10/02/31(a)(b)		1,000	968,010
Muangthai Capital PCL, 6.88%, 09/30/28(a)		1,000	1,007,500
			2,561,714
Turkey — 0.0%
Sisecam U.K. PLC, 8.25%, 05/02/29(a)		200	201,319
Ukraine — 0.1%
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.13% PIK), 7.13%, 07/19/26(a)(g)	EUR	801	753,665
VF Ukraine PAT via VFU Funding PLC
9.63%, 02/11/27(a)	USD	150	146,669
9.63%, 02/11/27(c)		150	146,669
			1,047,003
United Arab Emirates(a) — 0.1%
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27		200	207,687
DP World Salaam, (5-year CMT + 5.75%), 6.00%(b)(k)		400	400,375
Magellan Capital Holdings PLC, (1-year CMT + 4.23%), 8.38%, 07/08/29(b)		400	412,668
			1,020,730
United Kingdom — 2.2%
Amber Finco PLC, 6.63%, 07/15/29(a)	EUR	100	112,385

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
Ardonagh Finco Ltd., 6.88%, 02/15/31(a)	EUR	318	$ 350,730
Astrazeneca Finance LLC, 2.25%, 05/28/31	USD	146	127,782
Barclays PLC
3.00%, 05/08/26(a)	GBP	100	126,533
3.25%, 02/12/27(a)		100	125,015
(1-day SOFR + 2.98%), 6.22%, 05/09/34(b)	USD	482	502,114
(1-year EUR Swap + 1.26%), 0.58%, 08/09/29(a)(b)	EUR	375	372,874
(1-year EUR Swap + 1.75%), 4.92%, 08/08/30(a)(b)		328	374,898
(1-year EUR Swap + 2.55%), 5.26%, 01/29/34(a)(b)		1,434	1,672,212
(1-year GBP Swap + 2.55%), 7.09%, 11/06/29(a)(b)	GBP	870	1,185,195
BCP V Modular Services Finance II PLC, 6.13%, 11/30/28(a)		123	150,919
Bellis Acquisition Co. PLC, 8.13%, 05/14/30(a)		250	301,525
Belron U.K. Finance PLC, 4.63%, 10/15/29(a)	EUR	139	151,428
British Telecommunications PLC(a)
2.13%, 09/26/28		648	686,423
1.13%, 09/12/29		486	484,158
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 5.63%, 02/15/32(a)		100	109,470
CD&R Firefly Bidco PLC, 8.63%, 04/30/29(a)	GBP	200	263,517
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(c)	USD	200	182,346
ContourGlobal Power Holdings SA, 5.00%, 02/28/30(a)	EUR	100	107,184
CPUK Finance Ltd., 4.50%, 08/28/27(a)	GBP	100	123,553
EC Finance PLC, 3.00%, 10/15/26(a)	EUR	100	105,151
Edge Finco PLC, 8.13%, 08/15/31(a)	GBP	206	271,422
Global Switch Finance BV, 1.38%, 10/07/30(a)	EUR	200	202,292
Heathrow Finance PLC(a)
3.88%, 03/01/27(l)	GBP	100	123,365
4.13%, 09/01/29(l)		130	152,903
6.63%, 03/01/31		100	127,945
HSBC Holdings PLC(b)
(1 year GBP SONIA swap + 1.32%), 2.26%, 11/13/26(a)		347	440,370
(1-day SONIA GBP 1.31%), 1.75%, 07/24/27		1,910	2,362,447
(1-day SONIA GBP 2.12%), 6.80%, 09/14/31		630	863,525
(3-mo. EURIBOR + 0.86%), 3.76%, 05/20/29(a)	EUR	200	220,309
(3-mo. EURIBOR + 1.00%), 3.39%, 09/24/26(a)		300	325,505
(3-Month GBP Swap + 1.87%), 5.98%, 03/11/35(a)	AUD	300	186,008
Imperial Brands Finance PLC, 3.88%, 02/12/34(a)	EUR	100	105,309
INEOS Quattro Finance 2 PLC(a)
8.50%, 03/15/29		141	159,821
6.75%, 04/15/30		100	107,938
Informa PLC(a)
3.13%, 07/05/26	GBP	100	126,101
3.63%, 10/23/34	EUR	100	105,850
Jerrold Finco PLC, 5.25%, 01/15/27(a)	GBP	100	127,625
Market Bidco Finco PLC, 5.50%, 11/04/27(a)		200	246,724
Mobico Group PLC, (5-year UK Government Bond + 4.14%), 4.25%(a)(b)(k)		100	123,362
Motability Operations Group PLC, 4.00%, 01/22/37(a)	EUR	685	729,445
Motion Finco SARL, 7.38%, 06/15/30(a)		200	213,757
NAK Naftogaz Ukraine via Kondor Finance PLC, (7.63% PIK), 7.63%, 11/08/28(a)(g)	USD	233	185,642
NatWest Group PLC(a)(b)
(1-year GBP Swap + 1.49%), 2.88%, 09/19/26	GBP	100	127,707
(1-year GBP Swap + 2.01%), 3.13%, 03/28/27		100	126,709
Pinewood Finco PLC, 6.00%, 03/27/30(a)		155	197,378
Pinnacle Bidco PLC, 10.00%, 10/11/28(a)		200	273,037
Santander U.K. Group Holdings PLC, 3.63%, 01/14/26(a)		100	127,842
Security		Par (000)	Value
United Kingdom (continued)
SCC Power PLC(c)(g)
(4.00% Cash and 4.00% PIK), 8.00%, 12/31/28	USD	190	$ 119,811
(4.00% Cash or 4.00% PIK), 4.00%, 05/17/32		194	48,494
Stonegate Pub Co. Financing PLC, 10.75%, 07/31/29(a)	GBP	100	133,373
Thames Water Utilities Finance PLC, 4.00%, 06/19/25(a)		100	100,978
Thames Water Utilities Ltd., Series 144., 0.00%, 03/22/27(c)(m)		1	777
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/28(a)		300	359,166
Vmed O2 U.K. Financing I PLC, 4.50%, 07/15/31(a)		307	337,974
Vodafone Group PLC(b)
(5-year CMT + 2.77%), 4.13%, 06/04/81	USD	19	16,867
(5-year EUR Swap + 3.48%), 3.00%, 08/27/80(a)	EUR	500	503,488
Zegona Finance PLC, 6.75%, 07/15/29(a)		152	173,397
			17,770,075
United States — 17.7%
AbbVie, Inc.
4.88%, 11/14/48	USD	244	223,653
4.25%, 11/21/49		420	347,959
5.40%, 03/15/54		821	806,381
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30(c)		100	101,736
Acropolis Trade Investments, 11.04%, 04/02/28(c)		1,325	1,325,000
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.88%, 02/15/30(c)		117	111,777
Allegiant Travel Co., 7.25%, 08/15/27(c)		88	85,256
Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(c)
6.75%, 04/15/28		100	100,391
7.00%, 01/15/31		100	100,306
Allied Universal Holdco LLC, 7.88%, 02/15/31(c)		186	188,372
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(c)		71	71,226
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL(a)
3.63%, 06/01/28	EUR	100	102,157
4.88%, 06/01/28	GBP	200	242,849
Alpha Generation LLC, 6.75%, 10/15/32(c)	USD	100	100,065
Amazon.com, Inc.
3.10%, 05/12/51		468	317,895
2.70%, 06/03/60		179	104,054
4.10%, 04/13/62		984	779,705
AMC Networks, Inc.
10.25%, 01/15/29(c)		233	241,446
4.25%, 02/15/29		226	169,535
American Airlines Pass-Through Trust
Series 2019-1, Class AA, 3.15%, 08/15/33		62	56,739
Series 2019-1, Class B, 3.85%, 08/15/29		50	47,673
American Airlines, Inc., 8.50%, 05/15/29(c)		100	101,520
American Axle & Manufacturing, Inc., 6.88%, 07/01/28		100	95,305
American Express Co.(b)
(1-day SOFR + 0.93%), 5.04%, 07/26/28		845	855,635
(1-day SOFR + 1.76%), 4.42%, 08/03/33		133	128,364
American International Group, Inc., 5.13%, 03/27/33		124	124,175
American Tower Corp.
0.88%, 05/21/29	EUR	1,159	1,141,613
3.90%, 05/16/30		136	150,738
2.70%, 04/15/31	USD	203	179,460
2.30%, 09/15/31		63	53,871
4.05%, 03/15/32		616	581,404
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(c)		100	98,940
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Amgen, Inc.
5.50%, 12/07/26(a)	GBP	100	$ 130,498
4.66%, 06/15/51	USD	843	720,264
5.75%, 03/02/63		970	945,273
Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, 02/01/32(c)		36	36,601
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(c)		2	2,002
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 2.00%, 09/01/28(a)	EUR	100	97,722
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2.13%, 08/15/26(a)		100	100,020
4.13%, 08/15/26(c)	USD	804	738,442
Asbury Automotive Group, Inc.
4.50%, 03/01/28		100	96,277
4.63%, 11/15/29(c)		8	7,497
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(c)
8.25%, 12/31/28		131	133,584
5.88%, 06/30/29		6	5,855
Ashton Woods USA LLC/Ashton Woods Finance Co.(c)
4.63%, 08/01/29		37	33,487
4.63%, 04/01/30		97	87,708
AT&T, Inc.
1.70%, 03/25/26		451	438,653
2.90%, 12/04/26	GBP	100	125,189
5.50%, 03/15/27(a)		1,300	1,698,109
3.65%, 06/01/51	USD	1,492	1,056,685
3.50%, 09/15/53		171	116,603
3.55%, 09/15/55		170	115,210
3.80%, 12/01/57		166	116,535
3.65%, 09/15/59		1,496	1,008,950
ATI, Inc., 7.25%, 08/15/30		210	216,455
Avantor Funding, Inc., 3.88%, 11/01/29(c)		160	147,716
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(c)
4.75%, 04/01/28		8	7,327
8.25%, 01/15/30		100	97,535
Baltimore Gas and Electric Co., 5.40%, 06/01/53		118	112,239
Bank of America Corp.
4.13%, 06/12/28(a)	EUR	2,876	3,221,672
(1-day SOFR + 1.37%), 1.92%, 10/24/31(b)	USD	612	523,673
(1-day SOFR + 1.65%), 5.47%, 01/23/35(b)		245	248,567
(3-mo. CME Term SOFR + 1.78%), 4.33%, 03/15/50(b)		531	437,772
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51(b)		1,007	791,273
(3-mo. EURIBOR + 0.89%), 1.66%, 04/25/28(a)(b)	EUR	3,210	3,390,605
(3-mo. EURIBOR + 1.00%), 3.39%, 09/22/26(a)(b)		600	651,052
Bath & Body Works, Inc., 6.63%, 10/01/30(c)	USD	136	137,897
Bausch & Lomb Corp., 8.38%, 10/01/28(c)		200	207,500
BG Energy Capital PLC(a)
5.13%, 12/01/25	GBP	133	172,018
2.25%, 11/21/29	EUR	973	1,019,935
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 07/15/32(c)	USD	111	114,830
Booking Holdings, Inc.
3.63%, 11/12/28	EUR	123	136,131
3.50%, 03/01/29		119	131,225
4.25%, 05/15/29		1,222	1,381,906
Boyd Gaming Corp., 4.75%, 12/01/27	USD	172	168,282
BP Capital Markets BV, 4.32%, 05/12/35(a)	EUR	341	380,186
BP Capital Markets PLC, 1.10%, 11/15/34(a)		143	121,057
Security		Par (000)	Value
United States (continued)
Brand Industrial Services, Inc., 10.38%, 08/01/30(c)	USD	115	$ 109,710
Bristol-Myers Squibb Co.
3.90%, 03/15/62		335	242,518
5.65%, 02/22/64		168	164,604
Broadcom, Inc.
4.15%, 11/15/30		169	163,564
2.45%, 02/15/31(c)		303	266,588
4.15%, 04/15/32(c)		166	157,454
4.30%, 11/15/32		388	370,378
4.80%, 10/15/34		218	212,807
Buckeye Partners LP, 4.50%, 03/01/28(c)		111	106,506
Builders FirstSource, Inc., 6.38%, 06/15/32(c)		33	33,096
Burlington Northern Santa Fe LLC
3.05%, 02/15/51		362	240,318
5.20%, 04/15/54		504	479,717
Caesars Entertainment, Inc.(c)
4.63%, 10/15/29		125	114,891
6.00%, 10/15/32		200	186,774
California Resources Corp., 8.25%, 06/15/29(c)		97	98,578
Calpine Corp.(c)
5.13%, 03/15/28		135	132,826
4.63%, 02/01/29		24	23,037
5.00%, 02/01/31		100	95,472
Cameron LNG LLC, 3.30%, 01/15/35(c)		220	186,210
Carnival PLC, 1.00%, 10/28/29	EUR	130	124,054
CCO Holdings LLC/CCO Holdings Capital Corp.
5.13%, 05/01/27(c)	USD	125	123,117
4.75%, 03/01/30(c)		99	91,817
4.50%, 08/15/30(c)		99	90,120
4.25%, 02/01/31(c)		205	181,656
4.75%, 02/01/32(c)		61	54,162
4.50%, 05/01/32		25	21,701
4.50%, 06/01/33(c)		130	110,870
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 06/15/29(c)		139	121,955
Charles River Laboratories International, Inc., 3.75%, 03/15/29(c)		108	99,413
Charter Communications Operating LLC/Charter Communications Operating Capital
4.91%, 07/23/25		431	430,895
3.90%, 06/01/52		717	463,632
4.40%, 12/01/61		392	260,297
Chemours Co., 8.00%, 01/15/33(c)		100	93,508
Churchill Downs, Inc.(c)
5.50%, 04/01/27		150	148,811
6.75%, 05/01/31		100	100,788
Citigroup, Inc.
1.75%, 10/23/26	GBP	100	123,140
(1-day SOFR + 1.35%), 3.06%, 01/25/33(b)	USD	932	817,082
(1-day SOFR + 1.45%), 5.45%, 06/11/35(b)		164	164,925
Civitas Resources, Inc.(c)
5.00%, 10/15/26		262	258,171
8.38%, 07/01/28		141	145,510
8.63%, 11/01/30		121	124,832
Clarios Global LP/Clarios U.S. Finance Co.(c)
6.25%, 05/15/26		6	5,998
6.75%, 05/15/28		225	228,169
Clear Channel Outdoor Holdings, Inc.(c)
9.00%, 09/15/28		59	60,597
7.88%, 04/01/30		130	127,458
Cleveland-Cliffs, Inc., 7.50%, 09/15/31(c)		44	42,958
Cloud Software Group, Inc.(c)
6.50%, 03/31/29		303	294,536

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Cloud Software Group, Inc.(c) (continued)
9.00%, 09/30/29	USD	72	$ 71,812
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/30(c)		108	109,528
Coca-Cola Co.
2.50%, 03/15/51		25	14,944
5.20%, 01/14/55		221	212,956
Comcast Corp.
2.89%, 11/01/51		396	241,509
5.35%, 05/15/53		213	198,690
2.94%, 11/01/56		502	294,950
2.99%, 11/01/63		14	7,959
Comstock Resources, Inc.(c)
6.75%, 03/01/29		2	1,956
5.88%, 01/15/30		127	119,939
Consolidated Communications, Inc.(c)
5.00%, 10/01/28		100	93,741
6.50%, 10/01/28		100	96,421
Constellium SE, 5.38%, 08/15/32(a)	EUR	109	115,877
Core Scientific, Inc., 0.00%, 06/15/31(c)(h)(m)	USD	44	36,878
Cornerstone Building Brands, Inc., 9.50%, 08/15/29(c)		100	83,189
Crescent Energy Finance LLC(c)
7.63%, 04/01/32		102	100,885
7.38%, 01/15/33		121	116,671
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26		100	98,049
Crown Castle, Inc.
5.60%, 06/01/29		36	36,789
2.25%, 01/15/31		324	276,902
2.10%, 04/01/31		303	254,773
CSC Holdings LLC(c)
11.25%, 05/15/28		200	193,352
11.75%, 01/31/29		200	193,969
CSX Corp., 4.10%, 11/15/32		135	128,955
CVR Energy, Inc., 5.75%, 02/15/28(c)		100	93,207
Dana Financing Luxembourg SARL, 8.50%, 07/15/31(a)	EUR	200	232,867
DISH Network Corp.(h)
0.00%, 12/15/25(m)	USD	254	231,140
3.38%, 08/15/26		72	59,760
Duke Energy Corp., 3.75%, 04/01/31	EUR	1,296	1,403,905
EchoStar Corp.
(6.75% PIK), 6.75%, 11/30/30(g)	USD	100	90,734
10.75%, 11/30/29		100	105,076
Edison International, 5.45%, 06/15/29		13	12,829
Elevance Health, Inc.
5.13%, 02/15/53		268	240,421
5.65%, 06/15/54		66	63,657
Eli Lilly & Co.
1.38%, 09/14/61	EUR	200	107,562
5.20%, 08/14/64	USD	285	270,205
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.38%, 12/15/30(a)	EUR	108	120,167
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(c)	USD	100	101,665
Encompass Health Corp., 4.50%, 02/01/28		100	97,095
Endo Finance Holdings, Inc., 8.50%, 04/15/31(c)		100	104,253
Energizer Holdings, Inc., 4.38%, 03/31/29(c)		29	27,002
Entegris, Inc., 4.75%, 04/15/29(c)		51	49,165
EQM Midstream Partners LP(c)
6.38%, 04/01/29		153	156,537
7.50%, 06/01/30		40	43,177
Equinix, Inc.
2.50%, 05/15/31		28	24,440
Security		Par (000)	Value
United States (continued)
Equinix, Inc. (continued)
3.90%, 04/15/32	USD	400	$ 372,932
EquipmentShare.com, Inc., 9.00%, 05/15/28(c)		125	129,503
Exelon Corp., 4.10%, 03/15/52		179	137,649
Expand Energy Corp., 5.38%, 02/01/29		36	35,850
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29(c)		115	104,107
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.63%, 01/15/29(c)		100	92,101
FirstEnergy Transmission LLC, 4.55%, 04/01/49(c)		512	438,153
Fiserv, Inc., 5.60%, 03/02/33		60	61,655
Florida Power & Light Co.
2.88%, 12/04/51		1,625	1,030,277
5.60%, 06/15/54		331	332,378
Focus Financial Partners LLC, 6.75%, 09/15/31(c)		100	98,618
Freedom Mortgage Corp.(c)
12.00%, 10/01/28		15	16,112
12.25%, 10/01/30		168	185,108
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(c)		17	17,264
Frontier Communications Holdings LLC(c)
5.00%, 05/01/28		357	352,229
8.75%, 05/15/30		96	101,129
Full House Resorts, Inc., 8.25%, 02/15/28(c)		50	49,412
General Electric Co.
4.13%, 09/19/35(a)	EUR	396	443,952
2.13%, 05/17/37		409	369,549
General Motors Financial Co., Inc., 6.10%, 01/07/34	USD	285	286,157
GFL Environmental, Inc., 4.00%, 08/01/28(c)		165	156,814
Gilead Sciences, Inc., 2.80%, 10/01/50		1,959	1,229,321
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(c)		100	102,796
Global Payments, Inc., 4.45%, 06/01/28		778	772,958
Goldman Sachs Group, Inc.
0.25%, 01/26/28(a)	EUR	689	696,649
7.25%, 04/10/28	GBP	50	68,615
0.88%, 05/09/29(a)	EUR	1,285	1,272,241
3.13%, 07/25/29(a)	GBP	750	899,154
4.00%, 09/21/29(a)	EUR	723	810,870
0.88%, 01/21/30(a)		139	135,621
(1-day SOFR + 1.09%), 1.99%, 01/27/32(b)	USD	145	122,782
(1-day SOFR + 1.21%), 5.05%, 07/23/30(b)		406	409,365
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)		240	205,558
(1-day SOFR + 1.26%), 2.65%, 10/21/32(b)		649	560,905
(1-day SOFR + 1.28%), 2.62%, 04/22/32(b)		389	339,653
(1-day SOFR + 1.38%), 5.54%, 01/28/36(b)		943	956,165
(1-day SOFR + 1.41%), 3.10%, 02/24/33(b)		905	797,621
(1-day SOFR + 1.55%), 5.85%, 04/25/35(b)		449	464,037
(1-day SOFR + 1.55%), 5.33%, 07/23/35(b)		378	376,115
(1-year UK Government Bond + 1.95%), 3.63%, 10/29/29(a)(b)	GBP	150	184,616
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	USD	131	129,193
Goodyear Tire & Rubber Co.
5.00%, 07/15/29		29	26,900
5.25%, 04/30/31		100	90,205
5.63%, 04/30/33		100	89,323
Graphic Packaging International LLC, 3.50%, 03/15/28(c)		100	94,098
Gray Media, Inc., 10.50%, 07/15/29(c)		100	104,185
GS Finance Corp., 8.75%, 02/14/30(b)		1,930	1,974,351
Hanesbrands, Inc., 9.00%, 02/15/31(c)		100	105,372
HCA, Inc.
5.50%, 06/15/47		192	176,809
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
HCA, Inc. (continued)
3.50%, 07/15/51	USD	494	$ 325,757
5.95%, 09/15/54		86	82,608
6.10%, 04/01/64		591	571,074
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL, 7.88%, 05/01/29(a)	EUR	226	248,010
Hilcorp Energy I LP/Hilcorp Finance Co.(c)
5.75%, 02/01/29	USD	100	96,616
8.38%, 11/01/33		34	34,842
Hilton Domestic Operating Co., Inc., 4.00%, 05/01/31(c)		23	20,829
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.(c)
5.00%, 06/01/29		25	23,429
4.88%, 07/01/31		100	87,794
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27		11	10,909
Hologic, Inc., 3.25%, 02/15/29(c)		25	23,062
Home Depot, Inc.
5.30%, 06/25/54		351	339,016
5.40%, 06/25/64		1,095	1,054,152
Honeywell International, Inc.
0.75%, 03/10/32	EUR	1,082	984,538
3.75%, 05/17/32		520	570,924
Howard Hughes Corp., 5.38%, 08/01/28(c)	USD	23	22,317
HUB International Ltd., 7.25%, 06/15/30(c)		200	206,001
Humana, Inc., 5.38%, 04/15/31		134	135,043
Hyundai Capital America, (1-day SOFR + 1.35%), 5.71%, 03/27/30(a)(b)		1,000	996,120
Illinois Tool Works, Inc., 2.13%, 05/22/30	EUR	353	366,989
Iron Mountain, Inc.(c)
7.00%, 02/15/29	USD	48	49,091
4.50%, 02/15/31		92	84,335
ITT Holdings LLC, 6.50%, 08/01/29(c)		100	92,253
Jefferies GmbH, 3.70%, 07/22/26(a)(b)	EUR	900	972,440
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(c)	USD	100	98,709
Johnson & Johnson
3.35%, 02/26/37	EUR	180	190,505
3.60%, 02/26/45		268	276,423
JPMorgan Chase & Co.(b)
(1-day SOFR + 0.80%), 4.92%, 01/24/29	USD	1,164	1,175,068
(1-day SOFR + 0.86%), 4.51%, 10/22/28		285	284,712
(1-day SOFR + 0.93%), 4.98%, 07/22/28		125	126,115
(1-day SOFR + 1.16%), 5.58%, 04/22/30		960	990,200
(1-day SOFR + 1.18%), 2.55%, 11/08/32		97	83,892
(1-day SOFR + 1.46%), 5.29%, 07/22/35		705	707,818
(1-day SOFR + 1.49%), 5.77%, 04/22/35		332	345,050
(1-day SOFR + 1.58%), 3.33%, 04/22/52		202	140,318
(1-day SOFR + 1.75%), 4.57%, 06/14/30		602	598,574
(1-day SOFR + 1.80%), 4.59%, 04/26/33		785	764,808
(1-day SOFR + 1.81%), 6.25%, 10/23/34		120	128,880
(1-day SOFR + 2.44%), 3.11%, 04/22/51		580	386,169
(1-day SONIA GBP 0.68%), 0.99%, 04/28/26(a)	GBP	100	128,753
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31	USD	225	191,102
(3-mo. EURIBOR + 0.87%), 1.05%, 11/04/32(a)	EUR	138	127,780
(3-mo. EURIBOR + 1.28%), 4.46%, 11/13/31(a)		1,538	1,750,170
Kenbourne Invest SA(e)
12.50%, 01/31/31		127	127,504
5.00%, 01/31/32		544	543,575
KLA Corp., 5.25%, 07/15/62		390	367,357
Kraft Heinz Foods Co., 4.13%, 07/01/27(a)	GBP	100	127,545
Kronos International, Inc., 9.50%, 03/15/29(a)	EUR	105	122,599
LABL, Inc., 5.88%, 11/01/28(c)	USD	100	78,696
Security		Par (000)	Value
United States (continued)
Lam Research Corp., 3.13%, 06/15/60	USD	637	$ 399,223
Lamar Media Corp.
3.75%, 02/15/28		15	14,273
4.88%, 01/15/29		164	159,466
Lamb Weston Holdings, Inc., 4.88%, 05/15/28(c)		100	97,632
Landsea Homes Corp., 11.00%, 07/17/28(e)		1,692	1,770,340
LCM Investments Holdings II LLC, 4.88%, 05/01/29(c)		100	93,840
Lessen LLC, (3-mo. CME Term SOFR + 8.50%), 12.79%, 01/05/28(b)(c)(e)		807	751,253
Level 3 Financing, Inc.(c)
10.50%, 04/15/29		100	110,000
11.00%, 11/15/29		100	111,454
10.50%, 05/15/30		100	107,149
10.00%, 10/15/32		260	258,881
LGI Homes, Inc.(c)
8.75%, 12/15/28		131	136,525
7.00%, 11/15/32		183	173,063
LifePoint Health, Inc., 8.38%, 02/15/32(c)		80	80,549
Light & Wonder International, Inc., 7.50%, 09/01/31(c)		137	140,340
Lithia Motors, Inc.(c)
3.88%, 06/01/29		10	9,156
4.38%, 01/15/31		31	28,087
Live Nation Entertainment, Inc., 6.50%, 05/15/27(c)		13	13,130
Lowe’s Cos., Inc.
4.05%, 05/03/47		236	183,809
3.00%, 10/15/50		333	208,214
5.63%, 04/15/53		349	336,894
5.75%, 07/01/53		100	98,041
Macy’s Retail Holdings LLC, 5.88%, 04/01/29(c)		4	3,880
Magnera Corp., 4.75%, 11/15/29(c)		100	88,642
Mastercard, Inc., 3.65%, 06/01/49		195	150,051
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27(c)		303	296,940
McDonald’s Corp., 4.13%, 11/28/35(a)	EUR	200	220,075
Medline Borrower LP(c)
3.88%, 04/01/29	USD	25	23,368
5.25%, 10/01/29		309	296,508
Medtronic Global Holdings SCA
1.75%, 07/02/49	EUR	200	136,860
1.63%, 10/15/50		500	324,998
Meta Platforms, Inc.
4.65%, 08/15/62	USD	1,647	1,411,611
5.75%, 05/15/63		103	104,591
5.55%, 08/15/64		81	79,696
MGM Resorts International
4.75%, 10/15/28		25	24,073
6.50%, 04/15/32		139	136,302
MidAmerican Energy Co.
5.85%, 09/15/54		76	78,074
5.30%, 02/01/55		50	47,479
Molina Healthcare, Inc., 3.88%, 05/15/32(c)		109	95,629
Morgan Stanley
1.88%, 04/27/27	EUR	1,240	1,318,340
(1-day SOFR + 1.02%), 1.93%, 04/28/32(b)	USD	269	225,374
(1-day SOFR + 1.03%), 1.79%, 02/13/32(b)		516	432,340
(1-day SOFR + 1.11%), 5.23%, 01/15/31(b)		215	218,498
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)		199	170,808
(1-day SOFR + 1.29%), 2.94%, 01/21/33(b)		472	414,012
(1-day SOFR + 1.42%), 5.59%, 01/18/36(b)		519	530,038
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)		941	975,126
(1-day SOFR + 1.59%), 5.16%, 04/20/29(b)		122	123,654
(1-day SOFR + 1.87%), 5.25%, 04/21/34(b)		280	280,138
(1-day SOFR + 1.88%), 5.42%, 07/21/34(b)		27	27,315

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Morgan Stanley (continued)
(1-day SOFR + 2.05%), 6.63%, 11/01/34(b)	USD	155	$ 169,064
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(b)		1,321	1,292,109
(3-mo. EURIBOR + 1.30%), 4.66%, 03/02/29(b)	EUR	3,844	4,343,559
(3-mo. EURIBOR + 1.76%), 4.81%, 10/25/28(b)		774	875,450
MSD Netherlands Capital BV
3.25%, 05/30/32		1,267	1,368,034
3.75%, 05/30/54		200	197,375
Murphy Oil USA, Inc., 3.75%, 02/15/31(c)	USD	10	8,882
National Grid North America, Inc.(a)
1.05%, 01/20/31	EUR	125	118,294
3.63%, 09/03/31		545	593,666
Nationstar Mortgage Holdings, Inc.(c)
6.00%, 01/15/27	USD	100	99,947
7.13%, 02/01/32		100	103,877
NCL Corp. Ltd.(c)
8.13%, 01/15/29		51	53,643
6.75%, 02/01/32		200	197,561
NCR Voyix Corp., 5.00%, 10/01/28(c)		94	90,449
Nestle Finance International Ltd., 3.13%, 10/28/36(a)	EUR	650	671,319
New Generation Gas Gathering LLC, (3-mo. CME Term SOFR at 2.00% Floor + 5.75%), 10.05%, 09/30/29(b)(c)(e)	USD	523	515,395
New York Life Global Funding, 4.35%, 09/16/25(a)	GBP	150	193,264
Newell Brands, Inc.
5.70%, 04/01/26	USD	16	15,980
6.38%, 09/15/27		19	19,070
6.63%, 09/15/29		6	6,013
Nexstar Media, Inc.(c)
5.63%, 07/15/27		100	98,513
4.75%, 11/01/28		104	97,393
NextEra Energy Capital Holdings, Inc.
5.05%, 03/15/30		346	350,560
2.25%, 06/01/30		110	97,322
5.30%, 03/15/32		503	511,181
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(c)		100	100,699
Norfolk Southern Corp.
3.00%, 03/15/32		334	297,098
4.45%, 03/01/33		255	246,391
Novelis Corp., 3.88%, 08/15/31(c)		13	11,302
NRG Energy, Inc.(c)
3.38%, 02/15/29		29	26,627
4.45%, 06/15/29		40	38,842
3.63%, 02/15/31		48	42,512
NuStar Logistics LP, 6.38%, 10/01/30		6	6,066
NVIDIA Corp., 2.00%, 06/15/31		145	126,444
Ohio Power Co., 5.00%, 06/01/33		384	378,812
OI European Group BV, 6.25%, 05/15/28(a)	EUR	171	189,756
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(c)	USD	201	185,737
9.63%, 11/15/28(a)	EUR	300	337,774
9.75%, 11/15/28(c)	USD	259	268,898
ONE Gas, Inc., 2.00%, 05/15/30		35	30,931
OneMain Finance Corp., 7.13%, 11/15/31		40	40,238
Oracle Corp.
2.50%, 04/01/25		517	517,000
4.00%, 11/15/47		240	181,945
3.60%, 04/01/50		259	179,945
3.95%, 03/25/51		244	179,209
6.90%, 11/09/52		76	83,780
5.55%, 02/06/53		740	691,647
Security		Par (000)	Value
United States (continued)
Oracle Corp. (continued)
5.38%, 09/27/54	USD	195	$ 177,828
3.85%, 04/01/60		444	305,089
5.50%, 09/27/64		438	397,057
Organon & Co./Organon Foreign Debt Co-Issuer BV
2.88%, 04/30/28(a)	EUR	100	102,852
5.13%, 04/30/31(c)	USD	200	174,381
OT Midco Ltd., 10.00%, 02/15/30(c)		217	186,828
Outfront Media Capital LLC/Outfront Media Capital Corp.(c)
5.00%, 08/15/27		100	98,285
4.63%, 03/15/30		78	71,312
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/31(c)		120	117,150
Pacific Gas and Electric Co.
4.55%, 07/01/30		92	89,053
3.50%, 08/01/50		856	568,984
5.90%, 10/01/54		145	137,333
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/28(c)		33	33,722
Panther Escrow Issuer LLC, 7.13%, 06/01/31(c)		128	130,423
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(c)
5.88%, 10/01/28		100	97,589
4.88%, 05/15/29		166	154,932
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(c)		21	18,391
PECO Energy Co.
2.85%, 09/15/51		343	213,695
4.38%, 08/15/52		290	238,351
5.25%, 09/15/54		378	358,047
PennyMac Financial Services, Inc., 7.88%, 12/15/29(c)		25	26,008
Performance Food Group, Inc., 5.50%, 10/15/27(c)		105	103,997
Permian Resources Operating LLC(c)
5.38%, 01/15/26		14	13,939
8.00%, 04/15/27		180	183,402
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63		1,386	1,290,413
Pilgrim’s Pride Corp., 6.25%, 07/01/33		219	226,695
PNC Financial Services Group, Inc.(b)
(1-day SOFR + 1.39%), 5.58%, 01/29/36		81	82,439
(1-day SOFR + 1.90%), 5.68%, 01/22/35		25	25,589
Post Holdings, Inc.(c)
5.50%, 12/15/29		58	56,376
4.63%, 04/15/30		25	23,347
4.50%, 09/15/31		48	43,473
6.25%, 10/15/34		100	98,456
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(c)		307	307,241
Prologis LP, 5.13%, 01/15/34		312	312,808
QUALCOMM, Inc., 4.50%, 05/20/52		196	167,320
Quikrete Holdings, Inc., 6.75%, 03/01/33(c)		155	154,295
Resort Communities LoanCo. LP, 12.50%, 11/21/28(c)(e)		2,337	2,342,899
Reworld Holding Corp., 4.88%, 12/01/29(c)		52	48,366
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29(c)		112	105,956
Roche Holdings, Inc., 2.08%, 12/13/31(c)		235	200,707
RR Donnelley & Sons Co., 9.50%, 08/01/29(c)		100	99,050
Ryder System, Inc.
5.65%, 03/01/28		133	136,654
5.25%, 06/01/28		563	572,899
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/01/30		278	236,475
Series XXX, 3.00%, 03/15/32		171	150,113
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
SBA Communications Corp., 3.88%, 02/15/27	USD	100	$ 97,247
SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 07/15/28(a)	EUR	150	170,094
Scotts Miracle-Gro Co.
4.50%, 10/15/29	USD	100	93,236
4.38%, 02/01/32		10	8,786
Seagate HDD Cayman, 4.09%, 06/01/29		100	94,162
Sealed Air Corp., 5.00%, 04/15/29(c)		100	97,122
Select Medical Corp., 6.25%, 12/01/32(c)		221	215,329
Sensata Technologies, Inc., 3.75%, 02/15/31(c)		11	9,605
Service Corp. International
3.38%, 08/15/30		100	89,118
4.00%, 05/15/31		11	9,963
Service Properties Trust
3.95%, 01/15/28		13	11,784
8.38%, 06/15/29		460	459,797
8.88%, 06/15/32		599	592,779
Sherwin-Williams Co., 4.50%, 06/01/47		118	100,307
Sinclair Television Group, Inc., 8.13%, 02/15/33(c)		100	98,678
Sirius XM Radio, Inc.(c)
4.00%, 07/15/28		72	67,176
5.50%, 07/01/29		25	24,138
4.13%, 07/01/30		17	15,100
3.88%, 09/01/31		199	170,558
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(c)		106	109,107
Six Flags Entertainment Corp., 5.50%, 04/15/27(c)		100	98,963
Six Flags Entertainment Corp./Canada’s Wonderland Co./ Magnum Management Corp.
5.25%, 07/15/29		100	94,629
5.38%, 04/15/27		100	98,733
SM Energy Co., 6.75%, 08/01/29(c)		60	59,106
Snap, Inc., 6.88%, 03/01/33(c)		100	99,992
Sonder Holdings, Inc.(b)(e)(g)
(3-mo. CME Term SOFR at 1.00% Floor + 9.00%, 13.59% PIK), 13.36%, 12/10/27		954	909,072
(3-mo. CME Term SOFR at 9.00% Floor + 14.36%, 13.59% PIK), 14.36%, 12/10/27		127	121,110
Southern California Edison Co., 5.95%, 11/01/32		656	673,581
Spirit AeroSystems, Inc., 9.75%, 11/15/30(c)		300	331,153
Spirit Airlines Pass-Through Trust
Series 2015-1A, 4.10%, 10/01/29		8	7,199
Series 2017-1A, 3.65%, 08/15/31(d)(i)		223	198,735
Series 2017-1AA, 3.38%, 08/15/31		85	77,244
SS&C Technologies, Inc., 5.50%, 09/30/27(c)		200	198,487
Stagwell Global LLC, 5.63%, 08/15/29(c)		100	95,231
Standard Industries, Inc.(c)
4.38%, 07/15/30		11	10,150
3.38%, 01/15/31		191	166,068
Star Parent, Inc., 9.00%, 10/01/30(c)		100	98,566
Starwood Property Trust, Inc., 7.25%, 04/01/29(c)		100	102,515
Stem, Inc., 0.50%, 12/01/28(c)(h)		27	7,020
STL Holding Co. LLC, 8.75%, 02/15/29(c)		95	97,501
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(c)
5.50%, 01/15/28		113	109,981
6.00%, 12/31/30		100	94,869
Talos Production, Inc., 9.38%, 02/01/31(c)		100	101,746
TEGNA, Inc., 5.00%, 09/15/29		6	5,569
Tenet Healthcare Corp.
4.63%, 06/15/28		25	24,129
6.13%, 10/01/28		183	182,163
6.13%, 06/15/30		100	99,538
Security		Par (000)	Value
United States (continued)
Tenneco, Inc., 8.00%, 11/17/28(c)	USD	322	$ 307,106
Texas Instruments, Inc., 4.90%, 03/14/33		127	128,541
Thermo Fisher Scientific Finance I BV
0.80%, 10/18/30	EUR	100	95,832
2.00%, 10/18/51		100	69,701
Thermo Fisher Scientific, Inc., 0.88%, 10/01/31		673	629,459
T-Mobile U.S., Inc.
5.05%, 07/15/33	USD	469	465,844
5.75%, 01/15/34		132	137,498
5.15%, 04/15/34		170	170,212
3.80%, 02/11/45	EUR	210	208,871
5.65%, 01/15/53	USD	414	403,860
5.75%, 01/15/54		1,207	1,194,309
TransDigm, Inc.
5.50%, 11/15/27		172	170,056
6.75%, 08/15/28(c)		72	73,051
4.88%, 05/01/29		100	94,984
Transocean Titan Financing Ltd., 8.38%, 02/01/28(c)		50	50,834
Transocean, Inc., 8.25%, 05/15/29(c)		131	128,049
Travel & Leisure Co., 4.50%, 12/01/29(c)		102	95,048
U.S. Bancorp, (3-mo. EURIBOR + 0.80%), 3.33%, 05/21/28(b)	EUR	400	432,685
U.S. Foods, Inc.(c)
6.88%, 09/15/28	USD	25	25,608
7.25%, 01/15/32		27	28,066
Uber Technologies, Inc., 5.35%, 09/15/54		105	98,081
UKG, Inc., 6.88%, 02/01/31(c)		122	123,762
Union Pacific Corp.
3.84%, 03/20/60		814	590,941
2.97%, 09/16/62		128	74,720
5.15%, 01/20/63		175	160,548
3.85%, 02/14/72		121	84,838
United Airlines Pass-Through Trust, Series 2019-2, Class A, 2.90%, 11/01/29		36	34,070
United Rentals North America, Inc.
5.25%, 01/15/30		50	49,081
3.75%, 01/15/32		100	88,327
United Wholesale Mortgage LLC, 5.50%, 04/15/29(c)		147	141,725
UnitedHealth Group, Inc.
2.90%, 05/15/50		277	174,611
6.05%, 02/15/63		78	80,353
5.75%, 07/15/64		66	64,913
Univision Communications, Inc.(c)
8.00%, 08/15/28		25	25,078
4.50%, 05/01/29		76	67,148
8.50%, 07/31/31		100	97,714
UWM Holdings LLC, 6.63%, 02/01/30(c)		121	120,012
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(c)		63	63,942
Venture Global LNG, Inc.(c)
7.00%, 01/15/30		120	118,223
9.88%, 02/01/32		188	199,672
Verizon Communications, Inc.
5.05%, 05/09/33		158	158,702
4.78%, 02/15/35(c)		2,404	2,333,658
2.99%, 10/30/56		307	184,404
3.70%, 03/22/61		1,500	1,033,012
Viking Cruises Ltd.(c)
7.00%, 02/15/29		165	165,554
9.13%, 07/15/31		123	131,380
Vistra Operations Co. LLC(c)
5.00%, 07/31/27		25	24,614
7.75%, 10/15/31		25	26,181
Vital Energy, Inc., 9.75%, 10/15/30		100	101,711

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Wand NewCo 3, Inc., 7.63%, 01/30/32(c)	USD	100	$ 102,335
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(c)		4	3,782
Wells Fargo & Co.(b)
(1-day SOFR + 1.38%), 5.21%, 12/03/35		255	253,240
(1-day SOFR + 2.02%), 5.39%, 04/24/34		343	345,368
(1-day SOFR + 2.06%), 6.49%, 10/23/34		286	308,533
(1-day SOFR + 2.13%), 4.61%, 04/25/53		600	509,108
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51		538	484,250
(3-mo. EURIBOR + 1.85%), 1.74%, 05/04/30(a)	EUR	2,226	2,271,237
Westbay, 11.00%, 02/06/30(e)	USD	1,688	1,688,000
Western Digital Corp., 4.75%, 02/15/26		5	4,971
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(c)		88	85,551
Williams Scotsman, Inc., 6.63%, 04/15/30(c)		100	101,069
WR Grace Holdings LLC, 4.88%, 06/15/27(c)		100	96,581
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(c)		100	95,965
Xerox Holdings Corp.(c)
5.50%, 08/15/28		25	17,554
8.88%, 11/30/29		100	67,133
XHR LP, 4.88%, 06/01/29(c)		25	23,417
Yum! Brands, Inc., 3.63%, 03/15/31		50	44,776
Zayo Group Holdings, Inc., 4.00%, 03/01/27(c)		40	36,434
			146,269,453
Uzbekistan — 0.1%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28(a)		200	201,100
6.95%, 10/17/31(c)		200	198,658
			399,758
Venezuela(a)(d)(i) — 0.0%
Petroleos de Venezuela SA
6.00%, 11/15/26		185	25,636
9.75%, 05/17/35		214	33,460
			59,096
Vietnam — 0.1%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(a)		762	737,670
Total Corporate Bonds — 34.0% (Cost: $278,774,671)			281,674,300
Fixed Rate Loan Interests
India — 0.1%
Vedanta Hold Mauritius II Ltd., Delayed Draw Term Loan, 18.00%, 04/17/26(e)		562	584,854
United States — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27		39	39,494
Total Fixed Rate Loan Interests — 0.1% (Cost: $599,280)			624,348
Floating Rate Loan Interests(b)
Canada — 0.0%
Garda World Security Corp., 2025 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 02/01/29		173	172,672
Security		Par (000)	Value
Cayman Islands — 0.0%
Usavflow II Ltd., Term Loan B, (1-mo. CME Term SOFR + 6.50%), 10.82%, 08/16/29(e)	USD	339	$ 340,695
Luxembourg — 0.0%
AI Mansart (Luxembourg) Bidco SCS, Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 6.75%), 10.50%, 06/23/28(e)		193	196,073
United States — 1.6%
Amentum Holdings, Inc., 2024 Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 2.25%), 6.57%, 09/29/31		272	262,786
American Auto Auction Group LLC, 2024 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 4.50%), 8.80%, 12/30/27		65	64,960
Arctera U.S. Holdings LLC, 2024 Priority Term Loan, (3-mo. CME Term SOFR at 2.50% Floor + 12.50%), 16.80%, 12/09/29		86	86,178
Bally’s Corp., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.51%), 7.80%, 10/02/28		810	718,541
Bausch & Lomb Corp., Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 3.35%), 7.67%, 05/10/27		413	411,244
Belron Finance LLC, 2024 USD Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 2.75%), 7.05%, 10/16/31		232	231,112
Boost Newco Borrower LLC, 2025 USD Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.00%), 6.30%, 01/31/31		256	254,237
Caesars Entertainment, Inc., 2024 Term Loan B1, (3-mo. CME Term SOFR + 2.25%), 6.56%, 02/06/31		496	492,147
Clydesdale Acquisition Holdings, Inc., Term Loan B, (1- mo. CME Term SOFR + 3.18%), 7.50%, 04/13/29		415	412,845
ConnectWise LLC, 2021 Term Loan B, (3-mo. CME Term SOFR at 0.50% Floor + 3.76%), 8.06%, 09/29/28		237	236,234
Coreweave Compute Acquisition Co. II, LLC, Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 9.62%), 13.93%, 07/31/28(e)		1,117	1,108,672
Coreweave Compute Acquisition Co. III LLC, 2024 Delayed Draw Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 6.00%), 10.30%, 05/16/29(e)		875	869,527
CPPIB OVM Member US LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 2.75%), 7.05%, 08/20/31		239	237,009
CSC Holdings LLC, 2019 Term Loan B5, (Prime + 1.50%), 9.00%, 04/15/27		90	84,619
CVR CHC LP, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 4.00%), 8.30%, 12/30/27		310	310,222
Digital Room Holdings, Inc., 2021 Term Loan, (1-mo. CME Term SOFR at 0.50% Floor + 5.35%), 9.67%, 12/21/28		133	131,645
Directv Financing LLC, 2025 Term Loan B, 02/15/31(n)		360	342,677
DirecTV Financing LLC, Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.26%), 9.55%, 08/02/27		26	25,656
ECL Entertainment LLC, 2024 1st Lien Term Loan B, (1-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.82%, 08/31/30		460	459,236
EIS Group Ltd.(e)
Revolver, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.32%, 07/10/28		53	51,120
Term Loan, (1-mo. CME Term SOFR at 0.75% Floor + 7.00%), 11.32%, 07/10/28		532	511,195
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
Emerald Electronics Manufacturing Services, Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 6.35%), 10.67%, 12/29/27(e)	USD	151	$ 111,574
Fertitta Entertainment LLC/NV, 2022 Term Loan B, (1- mo. CME Term SOFR at 0.50% Floor + 3.50%), 7.82%, 01/27/29		394	387,704
Flexsys Holdings, Inc., 2021 Term Loan B, (3-mo. CME Term SOFR at 0.75% Floor + 5.51%), 9.81%, 11/01/28		99	59,693
Hydrofarm Holdings LLC, 2021 Term Loan, (1-mo. CME Term SOFR at 1.00% Floor + 5.61%), 9.94%, 10/25/28(e)		95	76,157
Icon Parent, Inc., 2024 Term Loan, (3-mo. CME Term SOFR at 0.00% Floor + 3.00%), 7.32%, 11/13/31		616	610,850
Jack Ohio Finance LLC, 2025 Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 4.00%), 8.32%, 01/28/32		64	63,776
Maverick Gaming LLC
2024 PIK Term Loan, (3-mo. CME Term SOFR + 7.50%), 11.81%, 06/03/28		68	60,867
2024 Second Out Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 7.50%), 11.81%, 06/03/28		119	71,954
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 7.10%), 11.39%, 11/01/29		74	37,000
Medline Borrower LP, 2024 USD Add-on Term Loan B, (1-mo. CME Term SOFR at 0.50% Floor + 2.25%), 6.57%, 10/23/28		491	489,542
Montage Hotels & Resorts LLC(e)
Revolver, (3-mo. CME Term SOFR + 6.00%), 10.29%, 02/16/29		40	40,215
Term Loan, (3-mo. CME Term SOFR + 6.00%), 10.29%, 02/16/29		251	248,961
Naked Juice LLC
2nd Lien Term Loan, (3-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.40%, 01/24/30		20	4,392
Term Loan, (3-mo. CME Term SOFR + 3.10%), 7.40%, 01/24/29		62	31,764
NGP XI Midstream Holdings LLC, Term Loan B, (3-mo. CME Term SOFR at 0.00% Floor + 3.50%), 7.80%, 07/25/31(e)		116	115,131
Northwind Midstream Partners LLC, Term Loan, (3-mo. CME Term SOFR at 3.00% Floor + 6.25%), 10.70%, 03/03/32		1,717	1,682,660
PAI Holdco, Inc., 2020 Term Loan B, (3-mo. CME Term SOFR + 4.01%), 8.30%, 10/28/27		234	195,917
Sabre GLBL, Inc.
2021 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		37	35,385
2021 Term Loan B2, (1-mo. CME Term SOFR at 0.50% Floor + 3.61%), 7.94%, 12/17/27		58	55,956
2022 1st Lien Term Loan B, (1-mo. CME Term SOFR + 5.10%), 9.42%, 06/30/28		150	143,663
Security		Par (000)	Value
United States (continued)
Sabre GLBL, Inc. (continued)
2024 Term Loan B1, (1-mo. CME Term SOFR at 0.50% Floor + 6.10%), 10.42%, 11/15/29	USD	92	$ 89,890
Solaris Energy Infrastructure LLC, Term Loan, (3-mo. CME Term SOFR at 1.00% Floor + 6.00%), 10.30%, 09/11/29(e)		911	911,000
Vaco Holdings LLC, 2022 Term Loan, (3-mo. CME Term SOFR at 0.75% Floor + 5.15%), 9.45%, 01/21/29		157	144,477
			12,970,390
Total Floating Rate Loan Interests — 1.6% (Cost: $14,001,504)			13,679,830
Foreign Agency Obligations
Angola(a) — 0.0%
Angolan Government International Bond
8.25%, 05/09/28		200	185,813
8.00%, 11/26/29		200	176,750
			362,563
Argentina — 0.0%
Argentine Republic Government International Bond
1.00%, 07/09/29		38	29,517
4.75%, 07/09/35(l)		80	49,857
5.00%, 01/09/38(l)		50	33,032
4.88%, 07/09/41(l)		79	45,741
			158,147
Australia(a) — 0.0%
Australia Government Bond
Series 136, 4.75%, 04/21/27	AUD	220	140,332
Series 144, 3.75%, 04/21/37		80	46,489
Series 149, 2.25%, 05/21/28		90	53,832
			240,653
Austria(a)(c) — 0.1%
Republic of Austria Government Bond
0.75%, 02/20/28	EUR	556	575,789
1.50%, 02/20/47		222	167,896
			743,685
Belgium(a)(c) — 0.1%
Kingdom of Belgium Government Bond
Series 78, 1.60%, 06/22/47		351	253,674
Series 85, 0.80%, 06/22/28		855	881,429
			1,135,103
Benin — 0.0%
Benin Government International Bond, 4.95%, 01/22/35(a)		100	88,903
Brazil — 0.8%
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/26(m)	BRL	3	421,255

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Brazil (continued)
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/27	BRL	14	$ 2,313,638
Brazilian Government International Bond, 3.75%, 09/12/31	USD	3,900	3,474,822
			6,209,715
Bulgaria — 0.0%
Bulgaria Government International Bond, 5.00%, 03/05/37(a)		24	21,264
Canada — 0.3%
Canadian Government Bond
5.75%, 06/01/33	CAD	170	142,312
5.00%, 06/01/37		90	74,799
4.00%, 06/01/41		280	215,728
3.50%, 12/01/45		140	101,826
2.75%, 12/01/48		210	134,572
2.00%, 12/01/51		2,650	1,435,609
			2,104,846
Chile — 0.1%
Chile Government International Bond
2.75%, 01/31/27	USD	200	193,400
3.75%, 01/14/32	EUR	111	404,676
			598,076
China — 6.2%
China Government Bond
1.67%, 06/15/26	CNY	127,370	17,547,075
2.05%, 04/15/29		74,580	10,417,929
2.68%, 05/21/30		12,080	1,739,793
3.02%, 05/27/31		105,780	15,664,969
2.88%, 02/25/33		15,000	2,226,003
2.11%, 08/25/34		3,190	448,566
3.19%, 04/15/53		21,580	3,630,342
3.25%, 11/22/28		100	14,593
			51,689,270
Colombia — 0.9%
Colombia Government International Bond
4.50%, 01/28/26	USD	300	198,900
8.00%, 04/20/33		200	206,450
8.00%, 11/14/35		420	422,940
Colombian TES
Series B, 5.75%, 11/03/27	COP	7,954,000	1,722,463
Series B, 6.00%, 04/28/28		15,731,700	3,337,391
Series B, 7.75%, 09/18/30		8,604,000	1,762,282
			7,650,426
Czech Republic — 0.4%
Czech Republic Government Bond
Series 105, 2.75%, 07/23/29	CZK	18,230	758,887
Series 150, 5.00%, 09/30/30		33,700	1,541,111
Series 154, 4.50%, 11/11/32		13,940	619,362
Series 49, 4.20%, 12/04/36(a)		7,900	336,233
			3,255,593
Denmark — 0.0%
Denmark Government Bond
1.75%, 11/15/25	DKK	500	72,414
4.50%, 11/15/39		450	78,567
			150,981
Security		Par (000)	Value
Dominican Republic — 0.1%
Dominican Republic International Bond
5.95%, 01/25/27(a)	USD	228	$ 136,680
4.50%, 01/30/30(c)		226	327,425
10.75%, 06/01/36(c)	DOP	34,350	562,590
			1,026,695
Ecuador(a)(l) — 0.0%
Ecuador Government International Bond
6.90%, 07/31/35	USD	136	66,677
5.50%, 07/31/40		159	70,798
			137,475
Egypt — 0.3%
Egypt Government Bond
Series 3Y, 25.32%, 08/13/27	EGP	582	11,969
Series 3Y, 24.46%, 10/01/27		8,872	180,107
Series 3Y, 21.38%, 02/04/28		13,698	267,138
Egypt Government International Bond
4.75%, 04/16/26(a)	EUR	258	273,657
7.50%, 01/31/27(a)	USD	200	197,126
7.60%, 03/01/29(a)		200	189,855
7.63%, 05/29/32(a)		219	172,130
7.90%, 02/21/48(a)		200	142,249
7.50%, 02/16/61(c)		219	460,864
7.50%, 02/16/61(a)		200	132,814
			2,027,909
El Salvador(a) — 0.0%
El Salvador Government International Bond
8.63%, 02/28/29		99	101,178
9.25%, 04/17/30		153	158,976
			260,154
France(a)(c) — 0.3%
French Republic Government Bond OAT
2.50%, 05/25/30	EUR	40	42,739
1.50%, 05/25/31		190	189,470
5.75%, 10/25/32		100	127,211
1.50%, 05/25/50		2,536	1,674,469
			2,033,889
Gabon — 0.1%
Gabon Government International Bond, Series 4Y, 9.50%, 02/18/29(a)	USD	248	363,752
Germany — 0.2%
Bundesrepublik Deutschland Bundesanleihe, 1.70%, 08/15/32(a)	EUR	1,530	1,564,534
Ghana(l) — 0.1%
Ghana Government International Bond
6.00%, 07/03/29(a)	USD	336	292,492
6.00%, 07/03/35(c)		176	124,063
			416,555
Greece(a)(c) — 0.3%
Hellenic Republic Government Bond
2.00%, 04/22/27	EUR	92	99,240
1.50%, 06/18/30		1,740	1,765,676
4.13%, 06/15/54		288	302,627
			2,167,543
Guatemala — 0.1%
Guatemala Government Bond, 6.60%, 06/13/36(c)	USD	230	407,835
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Hungary — 0.3%
Hungary Government Bond, 7.00%, 10/24/35	HUF	151,500	$ 398,811
Hungary Government International Bond
5.25%, 06/16/29(c)	USD	400	397,500
5.50%, 06/16/34(a)		200	193,250
Series 10Y, 5.38%, 09/12/33(a)	EUR	66	59,690
Series 4Y, 5.00%, 02/22/27(a)		153	171,414
Series 6Y, 4.00%, 07/25/29(a)		885	972,166
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	USD	200	206,000
			2,398,831
India — 0.1%
India Government Bond
7.30%, 06/19/53	INR	56,110	686,781
7.09%, 08/05/54		28,180	336,389
			1,023,170
Indonesia — 0.4%
Indonesia Treasury Bond
6.75%, 07/15/35	IDR	14,440,000	854,385
Series FR59, 7.00%, 05/15/27		14,257,000	866,437
Series FR72, 8.25%, 05/15/36		9,079,000	589,368
Series FR98, 7.13%, 06/15/38		17,366,000	1,045,357
			3,355,547
Ireland(a) — 0.7%
Ireland Government Bond
2.60%, 10/18/34	EUR	3,650	3,410,174
3.15%, 10/18/55		2,325	2,358,705
			5,768,879
Italy(a) — 0.5%
Italy Buoni Poliennali Del Tesoro
Series 30Y, 3.85%, 09/01/49(c)		700	694,404
Series 31Y, 4.75%, 09/01/44(c)		232	265,383
Series 5Y, 2.65%, 12/01/27		3,060	3,334,436
			4,294,223
Ivory Coast — 0.1%
Ivory Coast Government International Bond
6.38%, 03/03/28(a)	USD	200	200,314
5.25%, 03/22/30(a)	EUR	375	386,354
5.88%, 10/17/31(a)		192	202,473
7.63%, 01/30/33(a)	USD	200	194,194
04/01/36(c)(j)		200	191,000
			1,174,335
Japan — 1.5%
Japan Government Forty Year Bond, Series 15, 1.00%, 03/20/62	JPY	800,000	3,314,354
Japan Government Thirty Year Bond
Series 64, 0.40%, 09/20/49		707,400	3,005,330
Series 83, 2.20%, 06/20/54		1,009,550	6,341,137
			12,660,821
Jordan(a) — 0.1%
Jordan Government International Bond
7.75%, 01/15/28	USD	200	202,626
7.50%, 01/13/29		200	199,500
			402,126
Kenya — 0.1%
Republic of Kenya Government International Bond, 7.25%, 02/28/28(a)		400	384,000
Security		Par (000)	Value
Lebanon(a) — 0.0%
Lebanon Government International Bond
6.65%, 11/03/28	USD	336	$ 52,080
Series 10Y, 6.85%, 03/23/27		182	28,210
Series 15YR, 7.00%, 03/23/32		50	7,750
			88,040
Mexico — 1.4%
Mexican Bonos
Series M, 7.00%, 09/03/26	MXN	328	1,571,369
Series M, 7.50%, 06/03/27		275	1,315,181
Series M, 8.50%, 03/01/29		185	895,987
Series M, 8.50%, 05/31/29		52	252,079
Series M, 7.75%, 05/29/31		281	1,292,069
Series M, 7.50%, 05/26/33		172	755,803
Series M, 7.75%, 11/13/42		72	287,211
Series M, 8.00%, 11/07/47		50	200,561
Mexico Government International Bond
5.40%, 02/09/28	USD	200	202,025
6.00%, 05/13/30		4,065	4,154,430
7.38%, 05/13/55		729	747,225
			11,673,940
Mongolia — 0.1%
City of Ulaanbaatar Mongolia, 7.75%, 08/21/27(a)		200	1,003,750
Netherlands — 0.0%
Netherlands Government Bond, 2.75%, 01/15/47(a)(c)	EUR	311	313,511
New Zealand — 0.0%
New Zealand Government Bond, Series 0425, 2.75%, 04/15/25(a)	NZD	100	56,750
Nigeria — 0.1%
Nigeria Government International Bond
6.13%, 09/28/28(a)	USD	200	182,422
8.38%, 03/24/29(a)		200	193,250
7.14%, 02/23/30(a)		215	193,716
9.63%, 06/09/31(c)		200	196,803
10.38%, 12/09/34(c)		200	200,550
			966,741
Oman — 0.0%
Oman Government International Bond, 6.75%, 01/17/48(a)		200	206,750
Pakistan(a) — 0.1%
Pakistan Global Sukuk Programme Co. Ltd., 7.95%, 01/31/29		200	186,100
Pakistan Government International Bond
6.00%, 04/08/26		300	189,600
6.88%, 12/05/27		200	182,000
			557,700
Panama — 0.1%
Panama Government International Bond
7.13%, 01/29/26		100	101,800
7.50%, 03/01/31		352	207,400
6.40%, 02/14/35		374	187,975
			497,175
Peru — 0.0%
Corp. Financiera de Desarrollo SA, 2.40%, 09/28/27(a)		200	186,665

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Peru (continued)
Peruvian Government International Bond
2.78%, 01/23/31	USD	152	$ 9,672
1.86%, 12/01/32		142	40,534
			236,871
Poland — 0.9%
Republic of Poland Government Bond
2.00%, 08/25/36	PLN	1,365	309,909
Series 0429, 5.75%, 04/25/29		13,263	3,474,307
Series 0729, 4.75%, 07/25/29		7,037	1,780,700
Series 1029, 2.75%, 10/25/29		3,195	743,053
Series 1034, 5.00%, 10/25/34		2,359	577,126
Republic of Poland Government International Bond
4.88%, 02/12/30	USD	110	110,820
4.88%, 10/04/33		48	17,672
5.50%, 04/04/53		149	58,157
			7,071,744
Qatar — 0.0%
Qatar Government International Bond, 3.25%, 06/02/26(a)		200	197,992
Romania — 0.2%
Romanian Government International Bond
5.00%, 09/27/26(a)	EUR	74	81,959
5.25%, 11/25/27(a)	USD	104	103,584
5.25%, 11/25/27(c)		102	27,888
6.63%, 02/17/28(a)		16	16,379
2.13%, 03/07/28(a)	EUR	206	210,882
5.88%, 01/30/29(a)	USD	574	570,203
6.63%, 09/27/29(a)	EUR	144	166,354
2.12%, 07/16/31(a)		226	91,538
3.63%, 03/27/32(a)	USD	36	30,078
07/11/32(c)(j)	EUR	59	91,221
6.25%, 09/10/34(c)		56	87,868
2.75%, 04/14/41(a)		32	20,812
			1,498,766
Saudi Arabia — 0.1%
Saudi Government International Bond
5.13%, 01/13/28(c)	USD	200	202,130
4.75%, 01/18/28(a)		200	200,720
4.50%, 04/17/30(a)		362	196,984
3.45%, 02/02/61(a)		303	187,321
			787,155
Senegal — 0.0%
Senegal Government International Bond, 4.75%, 03/13/28(a)	EUR	194	182,175
South Africa — 1.2%
Republic of South Africa Government Bond
Series 2030, 8.00%, 01/31/30	ZAR	114,624	5,985,819
Series 2040, 9.00%, 01/31/40		24,680	1,111,790
Series 2044, 8.75%, 01/31/44		4,888	208,524
Series R213, 7.00%, 02/28/31		54,292	2,627,104
Republic of South Africa Government International Bond
5.75%, 09/30/49	USD	252	183,500
7.30%, 04/20/52		200	176,150
			10,292,887
Spain — 3.7%
Spain Government Bond
2.70%, 01/31/30	EUR	2,971	3,217,733
1.25%, 10/31/30(a)(c)		431	430,295
2.55%, 10/31/32(a)(c)		8,147	8,522,340
Security		Par (000)	Value
Spain (continued)
Spain Government Bond (continued)
3.15%, 04/30/33(a)(c)	EUR	711	$ 770,885
3.55%, 10/31/33(a)(c)		6,700	7,442,081
3.45%, 10/31/34(a)(c)		1,769	1,932,712
3.15%, 04/30/35(a)(c)		7,030	6,696,179
3.90%, 07/30/39(a)(c)		462	509,618
2.90%, 10/31/46(a)(c)		866	798,158
3.45%, 07/30/66(a)(c)		688	642,092
			30,962,093
Sri Lanka — 0.1%
Sri Lanka Government International Bond
4.00%, 04/15/28(a)	USD	295	276,395
4.00%, 04/15/28(c)		114	35,778
3.35%, 01/15/30(a)(l)		42	37,002
3.35%, 01/15/30(c)(l)		94	28,458
3.60%, 03/15/33(c)(l)		185	49,987
5.10%, 06/15/35(c)(l)		125	28,667
3.85%, 05/15/36(c)(l)		86	23,540
3.85%, 02/15/38(c)(l)		173	46,343
			526,170
Sweden(a) — 0.0%
Sweden Government Bond
Series 1053, 3.50%, 03/30/39	SEK	250	26,904
Series 1059, 1.00%, 11/12/26		960	93,710
			120,614
Tunisia — 0.0%
Tunisian Republic, 6.38%, 07/15/26(a)	EUR	105	109,102
Turkey — 0.1%
Turkiye Government Bond
Series 10Y, 26.20%, 10/05/33	TRY	12,540	282,531
Series 5Y, 31.08%, 11/08/28		7,512	178,453
Series 5Y, 30.00%, 09/12/29		19,180	447,891
Turkiye Government International Bond, 9.13%, 07/13/30	USD	200	217,586
			1,126,461
Ukraine — 0.1%
Ukraine Government International Bond
4.50%, 02/01/29(c)(l)		75	105,981
4.50%, 02/01/29(a)(l)		21	13,545
3.00%, 02/01/30(c)(l)		7	3,415
3.00%, 02/01/34(a)(l)		40	15,700
3.00%, 02/01/34(c)(l)		26	9,829
4.50%, 02/01/34(a)(l)		151	79,924
4.50%, 02/01/34(c)(l)		50	32,509
3.00%, 02/01/35(a)(l)		77	42,210
3.00%, 02/01/35(c)(l)		22	11,640
4.50%, 02/01/35(c)(l)		37	19,139
3.00%, 02/01/36(a)(l)		92	50,553
4.50%, 02/01/36(a)(l)		156	79,991
4.50%, 02/01/36(c)(l)		24	12,577
0.00%, 08/01/41(a)(b)(d)(i)		281	202,320
			679,333
United Kingdom(a) — 0.6%
United Kingdom Gilt
1.75%, 09/07/37	GBP	60	55,524
4.75%, 12/07/38		30	38,127
3.25%, 01/22/44		165	163,712
3.50%, 01/22/45		700	714,770
1.50%, 07/22/47		1,040	693,070
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United Kingdom (continued)
United Kingdom Gilt (continued)
3.75%, 07/22/52	GBP	1,000	$ 1,009,529
3.75%, 10/22/53		804	805,048
0.50%, 10/22/61		4,373	1,554,155
			5,033,935
Uruguay — 0.0%
Oriental Republic of Uruguay, 5.25%, 09/10/60	USD	216	70,129
Uruguay Government International Bond
9.75%, 07/20/33	UYU	4,236	101,705
5.75%, 10/28/34	USD	272	47,385
			219,219
Uzbekistan — 0.1%
Republic of Uzbekistan International Bond
5.38%, 05/29/27(a)	EUR	151	165,012
5.38%, 05/29/27(c)		221	150,805
7.85%, 10/12/28(a)	USD	200	208,562
			524,379
Venezuela — 0.0%
Venezuela Government International Bond, 11.95%, 08/05/31(a)(d)(i)		247	49,771
Zambia(a) — 0.0%
Zambia Government International Bond
7.50%, 06/30/33(l)		157	136,691
0.50%, 12/31/53		82	49,661
			186,352
Total Foreign Agency Obligations — 23.1% (Cost: $202,690,492)			191,446,874

	Shares
Grantor Trust
United States — 0.2%
iShares Bitcoin Trust(d)(o)(p)	28,669	1,341,996
Total Grantor Trust — 0.2% (Cost: $969,317)		1,341,996
Investment Companies
United States — 0.7%
iShares 0-5 Year TIPS Bond ETF(o)	7,050	729,464
iShares iBoxx $ High Yield Corporate Bond ETF(o)	15,488	1,221,848
iShares JP Morgan USD Emerging Markets Bond ETF(o)	17,814	1,613,770
iShares MSCI Brazil ETF(o)	4,886	126,303
iShares Russell 2000 ETF(o)	476	94,957
SPDR Blackstone Senior Loan ETF	4,820	198,247
SPDR S&P Regional Banking ETF	3,159	179,589
Security	Shares	Value
United States (continued)
VanEck JPMorgan EM Local Currency Bond ETF	43,378	$ 1,034,999
VanEck Semiconductor ETF(d)	1,256	265,606
Total Investment Companies — 0.7% (Cost: $5,303,838)		5,464,783

		Par (000)
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(c)	USD	170	175,412
California — 0.2%
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(c)		180	179,926
University of California, Refunding RB, Series BE, 4.00%, 05/15/50		1,000	934,570
			1,114,496
Georgia — 0.0%
State of Georgia, GO
Series A, 4.00%, 07/01/40		70	70,251
Series A, 4.00%, 07/01/41		145	144,140
			214,391
Louisiana — 0.0%
Louisiana Public Facilities Authority, Refunding RB, Series A, 3.00%, 05/15/47		155	113,703
Massachusetts — 0.1%
Commonwealth of Massachusetts, GOL, Series C, 5.00%, 05/01/49		1,000	1,023,396
New Jersey — 0.0%
New Jersey Health Care Facilities Financing Authority, RB, 3.00%, 07/01/51		95	68,993
North Carolina — 0.0%
City of Charlotte North Carolina Airport Revenue, Refunding ARB, Series A, 3.00%, 07/01/46		230	170,715
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(d)(i)		1,809	967,667
Texas — 0.3%
Eagle Mountain & Saginaw Independent School District, GO, (PSF), 4.00%, 08/15/52		295	264,776
Katy Independent School District, GO, (PSF), 4.00%, 02/15/47		1,410	1,303,653

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
Lyford Consolidated Independent School District, GO, (PSF), 4.00%, 08/15/47	USD	155	$ 143,331
Port of Beaumont Navigation District, Refunding ARB, Series B, 10.00%, 07/01/26(c)		360	369,904
			2,081,664
Total Municipal Bonds — 0.7% (Cost: $6,098,435)			5,930,437
Non-Agency Mortgage-Backed Securities
Australia — 0.1%
SAPPHIRE XXXII Trust, Series 2025-1, Class A1L, (3- Month GBP Swap + 1.10%), 5.20%, 06/14/66(b)	AUD	1,000	624,007
Cayman Islands — 0.1%
AREIT Ltd., Series 2024-CRE9, Class A, (1 mo. Term SOFR + 1.69%), 6.01%, 05/17/41(b)(c)	USD	979	977,909
Ireland(a)(b) — 0.1%
Last Mile Securities PE, Series 2021-1X, Class A1, (3- mo. EURIBOR + 0.90%), 3.46%, 08/17/31	EUR	300	323,673
Taurus, Series 2025-UK2X, Class A, (1-day SONIA GBP 1.50%), 5.96%, 02/18/35	GBP	317	409,637
Thunder Logistics, Class A, (3-mo. EURIBOR + 1.50%), 4.06%, 11/17/36	EUR	226	244,506
			977,816
Netherlands — 0.0%
Domi BV, Series 2021-1, Class A, (3-mo. EURIBOR + 0.63%), 3.13%, 06/15/53(a)(b)		97	104,811
United Kingdom(a)(b) — 0.5%
Atlas Funding PLC, Series 2024-1, Class A, (1-day SONIA GBP 0.85%), 5.31%, 09/20/61	GBP	255	330,283
Braccan Mortgage Funding, Series 2024-1, Class A, (1-day SONIA GBP 0.84%), 5.31%, 02/15/67		378	489,232
Canada Square Funding PLC, Series 2021-2, Class B, (1-day SONIA GBP 1.20%), 5.68%, 06/17/58		112	144,883
Citadel, Series 2024-1, Class A, (1-day SONIA GBP 1.02%), 5.48%, 04/28/60		357	462,672
Exmoor Funding PLC
Series 2024-1, Class A, (1-day SONIA GBP 0.88%), 5.36%, 03/25/94		223	289,523
Series 2024-1, Class B, (1-day SONIA GBP 1.50%), 5.98%, 03/25/94		100	130,391
Finsbury Square, Series 2021-1GRX, Class A, (1-day SONIA GBP 0.65%), 5.13%, 12/16/67		65	84,731
London Wall Mortgage Capital PLC, Series 2021-FL1, Class A, (1-day SONIA GBP 0.75%), 5.23%, 05/15/51		82	105,721
Mortimer BTL PLC, Series 2021-1, Class B, (1-day SONIA GBP 1.10%), 5.58%, 06/23/53		100	129,136
Precise Mortgage Funding, Series 2024-1, Class A, (1- day SONIA GBP 0.98%), 5.44%, 07/16/60		222	288,303
Stratton Mortgage Funding, Series 2024-3, Class A, (1-day SONIA GBP 0.98%), 5.46%, 06/25/49		174	224,686
Together Asset Backed Securitisation PLC
Series 2023-1, Class A, (1-day SONIA GBP 1.23%), 5.69%, 04/20/65		236	307,907
Series 2024-1ST2X, Class A, (1-day SONIA GBP 0.96%), 5.42%, 10/12/65		344	446,223
Security		Par (000)	Value
United Kingdom (continued)
Together Asset Backed Securitisation PLC (continued)
Series 2025-2ND1X, Class A, (1-day SONIA GBP 0.93%), 5.39%, 09/12/56	GBP	157	$ 203,264
Tower Bridge Funding PLC, Series 2024-3X, Class A, (1-day SONIA GBP 0.79%), 5.25%, 12/20/66		164	212,055
UK Logistics, Series 2024-2X, Class A, (1-day SONIA GBP 1.35%), 5.99%, 02/17/35		277	359,335
			4,208,345
United States — 9.4%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(b)(c)	USD	250	230,755
280 Park Avenue Mortgage Trust, Series 2017-280P, Class E, (1 mo. Term SOFR + 2.42%), 6.74%, 09/15/34(b)(c)		635	610,978
Arbor Multifamily Mortgage Securities Trust(c)
Series 2020-MF1, Class E, 1.75%, 05/15/53		1,326	1,017,962
Series 2020-MF1, Class XA, 0.93%, 05/15/53(b)		14,548	545,863
ARES, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.44%), 5.76%, 10/15/34(b)(c)		590	588,525
Ares Commercial Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.69%), 6.01%, 07/15/41(b)(c)		340	339,150
Atrium Hotel Portfolio Trust(b)(c)
Series 2017-ATRM, Class D, (1 mo. Term SOFR + 2.25%), 6.57%, 12/15/36		200	189,300
Series 2024-ATRM, Class A, 5.05%, 11/10/29		170	169,834
Series 2024-ATRM, Class E, 8.60%, 11/10/29		420	435,862
BAHA Trust(b)(c)
Series 2024-MAR, Class A, 5.57%, 12/10/41		1,140	1,156,114
Series 2024-MAR, Class C, 7.01%, 12/10/41		360	371,950
BAMLL Trust, Series 2024-BHP, Class A, (1 mo. Term SOFR + 2.35%), 6.67%, 08/15/39(b)(c)		250	250,324
Bank, Series 2024-5YR6, Class A3, 6.23%, 05/15/57		940	984,393
BBCMS Mortgage Trust, Series 2017-C1, Class AS, 3.90%, 02/15/50		1,200	1,154,545
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.44%, 12/17/53(b)		4,982	299,060
BFLD Commercial Mortgage Trust(b)(c)
Series 2024-UNIV, Class A, (1 mo. Term SOFR + 1.49%), 5.81%, 11/15/41		710	709,112
Series 2024-UNIV, Class D, (1 mo. Term SOFR + 2.69%), 7.01%, 11/15/41		360	359,550
BFLD Mortgage Trust, Series 2024-VICT, Class A, (1 mo. Term SOFR + 1.89%), 6.21%, 07/15/41(b)(c)		240	240,000
BHMS(b)(c)
Series 2018-ATLS, Class A, (1 mo. Term SOFR + 1.55%), 5.87%, 07/15/35		170	169,862
Series 2018-ATLS, Class B, (1 mo. Term SOFR + 1.80%), 6.12%, 07/15/35		1,145	1,140,453
BMP, Series 2024-MF23, Class E, (1 mo. Term SOFR + 3.39%), 7.71%, 06/15/41(b)(c)		310	306,123
BX Commercial Mortgage Trust(b)(c)
Series 2021-MFM1, Class G, (1 mo. Term SOFR + 4.01%), 8.33%, 01/15/34		532	524,134
Series 2022-CSMO, Class B, (1 mo. Term SOFR + 3.14%), 7.46%, 06/15/27		1,429	1,430,340
Series 2023-XL3, Class A, (1 mo. Term SOFR + 1.76%), 6.08%, 12/09/40		2,148	2,148,026
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
BX Commercial Mortgage Trust(b)(c) (continued)
Series 2023-XL3, Class D, (1 mo. Term SOFR + 3.59%), 7.91%, 12/09/40	USD	544	$ 543,486
Series 2024-AIR2, Class A, (1 mo. Term SOFR + 1.49%), 5.81%, 10/15/41		150	150,000
Series 2024-AIRC, Class A, (1 mo. Term SOFR + 1.69%), 6.01%, 08/15/39		300	300,000
Series 2024-BRBK, Class A, (1 mo. Term SOFR + 2.88%), 7.20%, 10/15/41		560	560,699
Series 2024-BRBK, Class B, (1 mo. Term SOFR + 3.93%), 8.24%, 10/15/41		250	250,312
Series 2024-GPA3, Class A, (1 mo. Term SOFR + 1.29%), 5.61%, 12/15/39		347	346,087
Series 2024-MDHS, Class A, (1 mo. Term SOFR + 1.64%), 5.96%, 05/15/41		406	406,043
Series 2024-MF, Class E, (1 mo. Term SOFR + 3.74%), 8.06%, 02/15/39		664	663,340
Series 2024-XL4, Class D, (1 mo. Term SOFR + 3.14%), 7.46%, 02/15/39		632	630,227
BX Trust(b)(c)
Series 2021-ARIA, Class C, (1 mo. Term SOFR + 1.76%), 6.08%, 10/15/36		750	747,187
Series 2021-LBA, Class GJV, (1 mo. Term SOFR + 3.11%), 7.43%, 02/15/36		134	130,405
Series 2021-LBA, Class GV, (1 mo. Term SOFR + 3.11%), 7.43%, 02/15/36		712	693,936
Series 2021-MFM1, Class F, (1 mo. Term SOFR + 3.11%), 7.43%, 01/15/34		273	270,113
Series 2021-VIEW, Class F, (1 mo. Term SOFR + 4.04%), 8.36%, 06/15/36		790	747,895
Series 2023-DELC, Class A, (1 mo. Term SOFR + 2.69%), 7.01%, 05/15/38		1,385	1,385,866
Series 2024-CNYN, Class E, (1 mo. Term SOFR + 3.69%), 8.01%, 04/15/41		634	627,927
Series 2024-PALM, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 06/15/37		519	517,284
Series 2024-PAT, Class C, (1 mo. Term SOFR + 4.44%), 8.76%, 03/15/41		1,100	1,096,775
Series 2024-PAT, Class D, (1 mo. Term SOFR + 5.39%), 9.71%, 03/15/41		350	347,874
Series 2024-VLT4, Class A, (1 mo. Term SOFR + 1.49%), 5.81%, 07/15/29		647	643,765
Series 2024-VLT4, Class F, (1 mo. Term SOFR + 3.94%), 8.26%, 07/15/29		375	368,435
BXP Trust(b)(c)
Series 2017-CC, Class D, 3.55%, 08/13/37		110	98,253
Series 2017-CC, Class E, 3.55%, 08/13/37		220	186,368
Cali, Series 2024-SUN, Class A, (1 mo. Term SOFR + 1.89%), 6.21%, 07/15/41(b)(c)		140	140,000
CENT Trust, Series 2023-CITY, Class A, (1 mo. Term SOFR + 2.62%), 6.94%, 09/15/38(b)(c)		1,495	1,497,595
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class AM, 3.69%, 05/10/58		1,700	1,669,076
CFSP Mortgage Trust, Series 2024-AHP1, Class A, 6.50%, 04/15/37		317	305,086
Citigroup Commercial Mortgage Trust
Series 2016-C2, Class B, 3.18%, 08/10/49		750	722,759
Series 2020-420K, Class D, 3.31%, 11/10/42(b)(c)		360	316,411
Series 2020-420K, Class X, 0.80%, 11/10/42(b)(c)		20,000	773,645
Commercial Mortgage Trust(b)
Series 2016-DC2, Class B, 4.66%, 02/10/49		100	98,078
Series 2016-DC2, Class C, 4.66%, 02/10/49		100	97,162
Series 2019-GC44, Class 180B, 3.40%, 08/15/57(c)		1,000	876,698
Security		Par (000)	Value
United States (continued)
Commercial Mortgage Trust(b) (continued)
Series 2024-WCL1, Class A, (1 mo. Term SOFR + 1.84%), 6.16%, 06/15/41(c)	USD	170	$ 169,467
Series 2024-WCL1, Class E, (1 mo. Term SOFR + 4.49%), 8.81%, 06/15/41(c)		235	235,053
CONE Trust(b)(c)
Series 2024-DFW1, Class A, (1 mo. Term SOFR + 1.64%), 5.96%, 08/15/41		130	129,025
Series 2024-DFW1, Class E, (1 mo. Term SOFR + 3.89%), 8.21%, 08/15/41		160	159,321
CSAIL Commercial Mortgage Trust, Series 2018-CX12, Class C, 4.72%, 08/15/51(b)		750	690,321
CSMC(c)
Series 2020-NET, Class B, 2.82%, 08/15/37		780	764,381
Series 2021-BHAR, Class A, (1 mo. Term SOFR + 1.26%), 5.58%, 11/15/38(b)		1,850	1,842,962
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/41(b)(c)		460	451,374
DBGS, Series 2024-SBL, Class A, (1 mo. Term SOFR + 1.88%), 6.20%, 08/15/34(b)(c)		190	190,119
DBGS Mortgage Trust, Series 2018-BIOD, Class D, (1 mo. Term SOFR + 1.60%), 5.92%, 05/15/35(b)(c)		75	73,781
DBSG Mortgage Trust, Series 2024-ALTA, Class A, 5.95%, 06/10/37(b)(c)		312	316,615
DC Trust, Series 2024-HLTN, Class F, 10.31%, 04/13/40(b)(c)		750	772,126
DK Trust, Series 2024-SPBX, Class E, (1 mo. Term SOFR + 4.00%), 8.32%, 03/15/34(b)(c)		1,100	1,101,504
ELM Trust(b)(c)
Series 2024-ELM, Class A10, 5.41%, 06/10/39		330	334,231
Series 2024-ELM, Class A15, 5.41%, 06/10/39		330	334,231
Series 2024-ELM, Class E10, 7.27%, 06/10/39		350	353,251
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 07/05/41(b)(c)		1,200	1,206,407
Extended Stay America Trust(b)(c)
Series 2021-ESH, Class E, (1 mo. Term SOFR + 2.96%), 7.28%, 07/15/38		606	605,168
Series 2021-ESH, Class F, (1 mo. Term SOFR + 3.81%), 8.13%, 07/15/38		1,065	1,064,700
Fontainebleau Miami Beach Mortgage Trust(b)(c)
Series 2024-FBLU, Class A, (1 mo. Term SOFR + 1.45%), 5.77%, 12/15/39		410	409,744
Series 2024-FBLU, Class F, (1 mo. Term SOFR + 4.25%), 8.57%, 12/15/39		410	410,000
Great Wolf Trust, Series 2024-WOLF, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 03/15/39(b)(c)		1,100	1,100,689
GS Mortgage Securities Corp. Trust(b)(c)
Series 2021-ROSS, Class A, (1 mo. Term SOFR + 1.41%), 5.73%, 05/15/26		100	95,569
Series 2023-FUN, Class B, (1 mo. Term SOFR + 2.79%), 7.11%, 03/15/28		1,500	1,500,000
Series 2023-SHIP, Class C, 5.51%, 09/10/38		1,370	1,371,288
Series 2023-SHIP, Class E, 7.43%, 09/10/38		420	424,422
Series 2024-RVR, Class E, 6.97%, 08/10/41		250	248,777
GS Mortgage Securities Trust, Series 2020-GSA2, Class XA, 1.69%, 12/12/53(b)(c)		3,433	242,782
GWT, Series 2024-WLF2, Class A, (1 mo. Term SOFR + 1.69%), 6.01%, 05/15/41(b)(c)		1,100	1,099,656
HIH Trust(b)(c)
Series 2024-2061, Class A, (1 mo. Term SOFR + 1.84%), 6.16%, 10/15/41		110	110,482
Series 2024-2061, Class D, (1 mo. Term SOFR + 3.64%), 7.96%, 10/15/41		420	420,919

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
United States (continued)
HILT Commercial Mortgage Trust, Series 2024-ORL, Class D, (1 mo. Term SOFR + 3.19%), 7.51%, 05/15/37(b)(c)	USD	750	$ 746,250
Hono Lulu Mortgage Trust, Series 2021-LULU, Class A, (1 mo. Term SOFR + 1.26%), 5.58%, 10/15/36(b)(c)		825	810,562
HTL Commercial Mortgage Trust, Series 2024-T53, Class E, 10.26%, 05/10/39(b)(c)		750	775,392
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.47%, 01/13/40(b)(c)		157	159,728
Independence Plaza Trust, Series 2018-INDP, Class B, 3.91%, 07/10/35(c)		1,000	984,987
INV Mortgage Trust, Series 2024-IND, Class A, (1 mo. Term SOFR + 1.74%), 6.06%, 11/15/41(b)(c)		940	937,650
JP Morgan Chase Commercial Mortgage Securities Trust(c)
Series 2016-NINE, Class B, 2.85%, 09/06/38(b)		450	433,323
Series 2018-AON, Class A, 4.13%, 07/05/31		600	556,500
Series 2021-MHC, Class E, (1 mo. Term SOFR + 2.81%), 7.13%, 04/15/38(b)		745	742,672
Series 2024-IGLG, Class A, 5.17%, 11/09/39(b)		790	793,444
Series 2024-IGLG, Class D, 6.48%, 11/09/39(b)		370	369,461
Series 2024-OMNI, Class A, 5.80%, 10/05/39(b)		250	253,625
JW Commercial Mortgage Trust(b)(c)
Series 2024-MRCO, Class A, (1 mo. Term SOFR + 1.62%), 5.94%, 06/15/39		814	813,491
Series 2024-MRCO, Class D, (1 mo. Term SOFR + 3.19%), 7.51%, 06/15/39		375	376,100
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 12/15/39(b)(c)		160	159,800
LBA Trust(b)(c)
Series 2024-BOLT, Class A, (1 mo. Term SOFR + 1.59%), 5.91%, 06/15/39		520	518,700
Series 2024-BOLT, Class F, (1 mo. Term SOFR + 4.44%), 8.76%, 06/15/39		250	248,530
MCM Trust(e)
0.00%, 09/25/31(m)		704	448,148
2.50%, 01/01/59(c)		553	531,518
MCR Mortgage Trust(c)
Series 2024-HF1, Class A, (1 mo. Term SOFR + 1.79%), 6.11%, 12/15/41(b)		601	602,504
Series 2024-HTL, Class E, (1 mo. Term SOFR + 4.65%), 8.97%, 02/15/37(b)		604	609,467
Series 2024-TWA, Class A, 5.92%, 06/12/39		160	161,812
Series 2024-TWA, Class E, 8.73%, 06/12/39		235	238,915
MHP Trust, Series 2021-STOR, Class G, (1 mo. Term SOFR + 2.86%), 7.18%, 07/15/38(b)(c)		760	752,400
Morgan Stanley Capital I Trust(b)(c)
Series 2017-ASHF, Class F, (1 mo. Term SOFR + 4.65%), 8.97%, 11/15/34		260	247,865
Series 2018-MP, Class A, 4.28%, 07/11/40		1,000	927,465
NYC Trust, Series 2024-3ELV, Class A, (1 mo. Term SOFR + 1.99%), 6.31%, 08/15/29(b)(c)		140	140,499
Olympic Tower Mortgage Trust(b)(c)
Series 2017-OT, Class D, 3.95%, 05/10/39		130	104,571
Series 2017-OT, Class E, 3.95%, 05/10/39		160	121,940
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 02/10/32(c)		850	738,188
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. Term SOFR + 2.86%), 7.18%, 01/15/36(b)(c)		270	245,888
Open Trust, Series 2023-AIR, Class A, (1 mo. Term SOFR + 3.09%), 7.41%, 11/15/40(b)(c)		400	400,989
Security		Par (000)	Value
United States (continued)
ORL Trust, Series 2024-GLKS, Class A, (1 mo. Term SOFR + 1.49%), 5.81%, 12/15/39(b)(c)	USD	220	$ 219,862
PGA Trust, Series 2024-RSR2, Class A, (1 mo. Term SOFR + 1.89%), 6.21%, 06/15/39(b)(c)		750	748,124
ROCK Trust(c)
Series 2024-CNTR, Class A, 5.39%, 11/13/41		346	348,640
Series 2024-CNTR, Class E, 8.82%, 11/13/41		150	158,089
SELF Commercial Mortgage Trust(b)(c)
Series 2024-STRG, Class A, (1 mo. Term SOFR + 1.54%), 5.86%, 11/15/34		630	630,580
Series 2024-STRG, Class E, (1 mo. Term SOFR + 4.19%), 8.51%, 11/15/34		410	408,528
SHR Trust(b)(c)
Series 2024-LXRY, Class A, (1 mo. Term SOFR + 1.95%), 6.27%, 10/15/41		420	420,000
Series 2024-LXRY, Class E, (1 mo. Term SOFR + 4.45%), 8.77%, 10/15/41		420	420,000
TTAN, Series 2021-MHC, Class F, (1 mo. Term SOFR + 3.01%), 7.33%, 03/15/38(b)(c)		254	252,992
TVC DSCR(e)
Series 21-1, 0.00%, 02/01/51		314	270,651
Series 21-1, Class A, 0.00%, 02/01/51(c)		674	618,691
UBS Commercial Mortgage Trust, Series 2017-C4, Class AS, 3.84%, 10/15/50(b)		1,700	1,609,282
VEGAS, Series 2024-GCS, Class C, 6.22%, 07/10/36(b)(c)		600	586,038
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(c)		380	382,559
Velocity Commercial Capital Loan Trust, Series 2020-1, Class M3, 3.19%, 02/25/50(b)(c)		55	40,228
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS5, Class B, 4.94%, 01/15/59(b)		1,400	1,355,444
Series 2019-C50, Class XA, 1.39%, 05/15/52(b)		12,242	522,106
Series 2021-C59, Class XA, 1.50%, 04/15/54(b)		980	63,143
Series 2024-1CHI, Class A, 4.95%, 07/15/35(b)(c)		106	106,436
Series 2024-BPRC, Class C, 6.43%, 07/15/43(c)		400	402,251
			77,325,395
Total Non-Agency Mortgage-Backed Securities — 10.2% (Cost: $84,764,464)			84,218,283
Preferred Securities
Capital Trusts — 1.3%(b)
Denmark — 0.0%
Orsted A/S, 2.50%, 12/31/99(a)	GBP	200	187,295
France(a)(k) — 0.2%
Electricite de France SA
6.00%		200	257,762
3.38%	EUR	400	398,165
5.13%		200	217,882
5.63%		200	219,236
7.38%	GBP	100	129,885
			1,222,930
Germany(a) — 0.1%
Bayer AG
4.50%, 03/25/82	EUR	100	107,358
7.00%, 09/25/83		100	114,226
5.38%, 03/25/82		100	106,373
Commerzbank AG, 6.50%(k)		200	223,829
			551,786
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
India — 0.1%
Axis Bank Ltd./Gandhinagar, 4.10%(a)(k)	USD	1,000	$ 965,000
Indonesia — 0.1%
Bank Negara Indonesia Persero Tbk PT, 4.30%(a)(k)		1,000	945,000
Italy(a)(k) — 0.0%
Enel SpA, 4.25%	EUR	125	133,402
Eni SpA, 4.50%		100	107,049
			240,451
Japan(k) — 0.2%
Rakuten Group, Inc., 4.25%(a)		200	203,284
Sumitomo Mitsui Financial Group, Inc., 6.45%	USD	1,250	1,224,781
			1,428,065
Mexico — 0.0%
Banco Mercantil del Norte SA, 5.88%(c)(k)		200	193,122
Netherlands — 0.0%
Cooperatieve Rabobank UA, 4.38%(a)(k)	EUR	200	213,632
Norway — 0.0%
Var Energi ASA, 7.86%, 11/15/83(a)		250	294,714
Portugal — 0.0%
EDP SA, 4.75%, 05/29/54(a)		100	109,484
South Korea — 0.1%
Shinhan Financial Group Co. Ltd., 2.88%(a)(k)	USD	414	401,390
Spain(a)(k) — 0.1%
Abertis Infraestructuras Finance BV, 3.25%	EUR	100	107,525
Banco Bilbao Vizcaya Argentaria SA, 6.00%		200	219,007
CaixaBank SA, 5.88%		200	221,554
Naturgy Finance Iberia SA, 2.37%		100	105,553
Telefonica Europe BV
5.75%		200	224,415
6.75%		100	118,809
			996,863
Switzerland(k) — 0.1%
UBS Group AG
5.13%(a)	USD	200	197,047
6.85%(c)		200	198,839
			395,886
United Kingdom — 0.1%
British Telecommunications PLC, 8.38%, 12/20/83(a)	GBP	100	137,574
Centrica PLC, 6.50%, 05/21/55(a)		100	130,073
NatWest Group PLC, 7.50%(k)		200	251,396
Vodafone Group PLC
3.25%, 06/04/81	USD	100	96,605
2.63%, 08/27/80(a)	EUR	149	159,627
			775,275
United States — 0.2%
AES Corp., 7.60%, 01/15/55	USD	100	100,911
Paramount Global, 6.38%, 03/30/62		100	97,567
Security		Par (000)	Value
United States (continued)
Southern Co., 1.88%, 09/15/81	EUR	1,048	$ 1,076,281
Venture Global LNG, Inc., 9.00%(c)(k)	USD	149	141,400
			1,416,159
			10,337,052

	Shares
Preferred Stocks — 0.6%
United States — 0.6%
Boeing Co., 6.00%	1,700	101,711
Cap Hill Brands(d)(e)	265,896	21,272
CW Opportunity 2 LP, Series C, 10.00%, 03/25/49(e)	418,000	493,240
Davidson Homes, Inc., 12.00%(d)(e)	1,474	1,481,547
Dream Finders Homes, Inc., Series A(e)(k)	1,320	1,303,500
Insight M, Inc., Series D(d)(e)	270,943	58,307
Lessen Holdings, Inc., Series C(d)(e)	10,022	29,565
MNTN Digital, Inc., Series D, (Acquired 11/05/21, Cost: $138,641)(d)(e)(f)	6,037	86,389
Verge Genomics, Inc.(d)(e)(f)
Series B-1, (Acquired 11/05/21, Cost: $165,930)	31,150	201,852
Series C, (Acquired 09/06/23, Cost: $26,514)	3,687	26,583
Veritas Kapital Assurance PLC(d)(k)
Series G	1,131	26,013
Series G-1(b)	780	17,940
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $491,084), 12.00%, 10/07/32(d)(e)(f)	168,283	890,217
Xai Corp., Series C, (Acquired 11/27/24, Cost: $609,859)(d)(e)(f)	28,169	609,859
		5,347,995
Total Preferred Securities — 1.9% (Cost: $15,557,139)		15,685,047

		Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Tennessee Valley Authority, 5.25%, 02/01/55	USD	675	669,769
Collateralized Mortgage Obligations(b) — 2.4%
Fannie Mae
Series 2025-31, Class FA, (30-day Avg SOFR + 1.30%), 5.64%, 06/25/25		2,446	2,446,000
Series 2025-32, Class FA, (30-day Avg SOFR + 1.25%), 5.60%, 05/25/55		1,660	1,659,222
Fannie Mae REMICS
Series 2024-30, Class FC, (30-day Avg SOFR + 1.05%), 5.39%, 06/25/54		1,154	1,155,347
Series 2024-38, Class FE, (30-day Avg SOFR + 1.05%), 5.39%, 06/25/54		1,320	1,321,609
Series 2024-5469, Class F, (30-day Avg SOFR + 1.10%), 5.44%, 09/25/54		470	467,386

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae REMICS (continued)
Series 2024-75, Class FC, (30-day Avg SOFR + 0.95%), 5.29%, 10/25/54	USD	1,256	$ 1,252,296
Series 5330, Class FA, (30-day Avg SOFR + 1.05%), 5.39%, 08/25/53		1,997	2,000,058
Series 5458, Class DF, (30-day Avg SOFR + 1.10%), 5.44%, 10/25/54		234	233,006
Series 5458, Class FB, (30-day Avg SOFR + 1.15%), 5.49%, 10/25/54		2,015	2,009,417
Series 5467, Class FC, (30-day Avg SOFR + 1.06%), 5.40%, 10/25/54		2,074	2,060,986
Series 5470, Class AF, (30-day Avg SOFR + 1.10%), 5.44%, 11/25/54		689	687,344
Freddie Mac REMICS
Series 5386, Class FD, (30-day Avg SOFR + 1.25%), 5.59%, 03/25/54		460	463,020
Series 5424, Class FA, (30-day Avg SOFR + 1.20%), 5.54%, 06/25/54		1,041	1,047,194
Series 5425, Class FK, (30-day Avg SOFR + 1.20%), 5.54%, 06/25/54		872	877,624
Freddie Mac Strips, Series 413, Class F26, (30-day Avg SOFR + 1.20%), 5.54%, 05/25/54		1,090	1,096,786
Ginnie Mae
Series 2024-51, Class TF, (30-day Avg SOFR + 1.00%), 5.34%, 03/20/54		424	424,141
Series 2024-96, Class FL, (30-day Avg SOFR + 1.15%), 5.49%, 06/20/54		625	624,940
			19,826,376
Commercial Mortgage-Backed Securities(b) — 0.1%
Freddie Mac Multifamily Structured Pass Through Certificates
Series K121, Class X1, 1.02%, 10/25/30		3,999	178,425
Series KW09, Class X1, 0.79%, 05/25/29		13,847	330,418
FREMF Mortgage Trust, Series 2020-K104, Class B, 3.53%, 02/25/52(c)		750	701,405
			1,210,248
Mortgage-Backed Securities — 19.9%
Fannie Mae Mortgage-Backed Securities
6.50%, 11/01/38		4	4,109
6.00%, 07/01/39		19	20,039
4.00%, 01/01/41		1	902
3.00%, 02/01/44		32	28,400
Freddie Mac Mortgage-Backed Securities
2.50%, 01/01/29 - 04/01/31		45	42,891
3.50%, 04/01/31 - 01/01/48		123	118,336
3.00%, 10/01/32 - 12/01/46		124	113,123
5.00%, 05/01/38 - 11/01/48		42	42,442
5.50%, 01/01/39		13	13,231
4.00%, 08/01/40 - 12/01/45		12	10,110
4.50%, 09/01/40 - 08/01/48		116	113,959
Ginnie Mae Mortgage-Backed Securities(q)
4.00%, 10/20/40 - 04/15/55		1,490	1,400,144
3.50%, 01/15/42 - 04/15/55		3,820	3,728,986
5.00%, 10/20/44 - 04/15/55		1,995	1,963,128
3.00%, 02/15/45 - 04/15/55		2,827	2,505,427
4.50%, 03/15/47 - 04/15/55		1,643	1,578,707
2.00%, 08/20/50 - 04/15/55		3,895	3,184,927
2.50%, 04/20/51 - 04/15/55		3,927	3,350,566
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Ginnie Mae Mortgage-Backed Securities(q) (continued)
5.50%, 04/15/55	USD	2,110	$ 2,114,336
6.00%, 04/15/55		1,365	1,385,326
6.50%, 04/15/55		797	815,847
Uniform Mortgage-Backed Securities(q)
2.50%, 09/01/27 - 04/15/55		13,375	11,320,641
3.00%, 07/01/29 - 04/15/55		7,313	6,438,136
3.50%, 07/01/29 - 04/15/55		44,374	40,049,523
2.00%, 10/01/31 - 04/15/55(r)		19,769	16,166,062
4.00%, 09/01/33 - 04/15/55		4,300	4,046,599
5.00%, 09/01/35 - 04/14/55		3,658	3,601,730
5.50%, 12/01/38 - 04/15/55		4,712	4,717,340
1.50%, 04/15/40 - 11/01/51		4,477	3,669,274
4.50%, 04/15/40 - 05/13/55		46,402	44,408,106
6.00%, 11/01/52 - 04/15/55		4,172	4,250,687
6.50%, 10/01/53 - 04/15/55		3,428	3,539,992
			164,743,026
Total U.S. Government Sponsored Agency Securities — 22.5% (Cost: $189,433,537)			186,449,419
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Notes(s)
0.38%, 01/15/27		1,972	1,951,764
2.13%, 04/15/29		1,294	1,331,954
Total U.S. Treasury Obligations — 0.4% (Cost: $3,264,137)			3,283,718

	Shares
Warrants
United States(d) — 0.0%
Davidson Homes, Inc., Class A, (Issued 05/16/24, Expires 05/16/34, Strike Price USD 8.47)(e)	10,230	59,539
Flagstar Financial, Inc., (Acquired 03/07/24, Cost: $0), (Issued/Exercisable 03/11/24, 1,000 Shares for 1 Warrant, Expires 03/11/31, Strike Price USD 2.50)(f)	74	167,566
Insight M, Inc., (Issued 01/31/24, Expires 12/31/49, Strike Price USD 0.34)(e)	280,744	14,458
Latch, Inc., (Issued/Exercisable 12/29/20, 1 Share for 1 Warrant, Expires 06/04/26, Strike Price USD 11.50)(e)	12,334	—
Offerpad Solutions, Inc., (Issued/Exercisable 10/13/20, 1 Share for 1 Warrant, Expires 09/01/26, Strike Price USD 11.50)	8,529	85
Palladyne AI Corp., (Issued/Exercisable 12/21/20, 1 Share for 1 Warrant, Expires 09/24/26, Strike Price USD 11.50)	28,519	7,985
Sonder Holdings, Inc., (Expires 12/30/29, Strike Price USD 0.01)(e)	2,277	4,531
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.
(Percentages shown are based on Net Assets)
Security	Shares	Value
United States (continued)
Versa Networks, Inc., Series E, (Acquired 10/14/22, Cost: $0), (Exercisable 10/14/22, 1 Share for 1 Warrant, Expires 10/07/32, Strike Price USD 0.01)(e)(f)	20,741	$ 90,016
Volato Group, Inc., (Acquired 12/03/23, Cost: $6,834), (Issued 12/04/23, Expires 12/03/28, Strike Price USD 11.50)(f)	6,834	240
		344,420
Venezuela — 0.0%
Venezuela Government International Bond(b)(d)(k)	3,000	12,000
Total Warrants — 0.0% (Cost: $84,981)		356,420
Total Long-Term Investments — 103.0% (Cost: $864,155,635)		853,151,665

		Par (000)
Short-Term Securities
Commercial Paper — 0.4%
New Zealand — 0.2%
Westpac Securities NZ Ltd./London, 5.49%, 05/16/25(c)(t)	USD	1,500	1,491,633
United States — 0.2%
HSBC USA, Inc., 5.09%, 08/19/25(c)(t)		2,050	2,014,531
			3,506,164
Foreign Agency Obligations — 0.2%
Costa Rica — 0.0%
Costa Rica Government International Bond, 4.32%, 04/30/25(a)		200	199,750
Egypt(t) — 0.1%
Egypt Treasury Bills
26.80%, 07/29/25	EGP	950	17,243
, 26.38%, 11/18/25		39,300	222,168
0.00%, 12/16/25		26,500	438,662
Series 364D, 29.70%, 05/06/25		700	13,362
			691,435
Nigeria — 0.1%
Nigeria Government International Bond, 6.70%, 11/21/25(a)	USD	200	200,280
Nigeria Treasury Bills, 28.71%, 12/11/25(t)	NGN	1,416,894	806,938
			1,007,218
United Arab Emirates — 0.0%
Abu Dhabi Government International Bond, 4.79%, 04/16/25(a)	USD	200	199,620
			2,098,023
U.S. Treasury Obligations — 4.0%
U.S. Treasury Bills(t)
4.28%, 04/08/25		16,635	16,621,266
Security		Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Bills(t) (continued)
4.31%, 07/22/25	USD	8,310	$ 8,201,674
U.S. Treasury Inflation-Indexed Notes, (0.32%), 04/15/25		4,304	4,307,768
U.S. Treasury Notes, (3-mo.Treasury money market yield + 0.25%), 4.48%, 01/31/26(b)(u)		3,640	3,645,165
32,775,873
Total Short-Term Securities — 4.6% (Cost: $38,347,258)			38,380,060
Options Purchased — 0.1% (Cost: $1,412,601)			970,828
Total Investments Before TBA Sale Commitments and Options Written — 107.7% (Cost: $903,915,494)			892,502,553
TBA Sale Commitments(q)
United States — (2.9)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 04/15/55		(58)	(47,427)
2.50%, 04/15/55		(55)	(46,906)
3.00%, 04/15/55		(45)	(39,853)
3.50%, 04/15/55		(1,678)	(1,773,352)
Uniform Mortgage-Backed Securities
2.00%, 04/15/40 - 04/15/55		(267)	(221,312)
2.50%, 04/15/40 - 04/15/55		(174)	(146,823)
3.00%, 04/15/40 - 04/15/55		(100)	(87,608)
3.50%, 04/15/40 - 04/15/55		(69)	(62,465)
4.00%, 04/15/40 - 04/15/55		(47)	(43,961)
4.50%, 04/15/40 - 04/15/55		(21,647)	(20,704,896)
5.00%, 04/14/55		(5)	(4,900)
6.50%, 04/15/55		(707)	(729,023)
Total TBA Sale Commitments — (2.9)% (Proceeds: $(23,615,287))			(23,908,526)
Options Written — (0.0)% (Premiums Received: $(1,011,609))			(812,328)
Total Investments, Net of TBA Sale Commitments and Options Written — 104.8% (Cost: $879,288,598)			867,781,699
Liabilities in Excess of Other Assets — (4.8)%			(39,463,515)
Net Assets — 100.0%			$ 828,318,184

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Non-income producing security.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,272,203, representing 0.4% of its net assets as of period end, and an original cost of $2,446,968.

(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Convertible security.
(i)	Issuer filed for bankruptcy and/or is in default.
(j)	When-issued security.
(k)	Perpetual security with no stated maturity date.
(l)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(m)	Zero-coupon bond.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Affiliate of the Fund.
(p)	All or a portion of the security is held by a wholly-owned subsidiary.
(q)	Represents or includes a TBA transaction.
(r)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(s)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(t)	Rates are discount rates or a range of discount rates as of period end.
(u)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/25	Shares Held at 03/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ 27,049,345	$ —	$ (27,049,345)(b)	$ —	$ —	$ —	—	$ 179,472	$ —
iShares 0-5 Year TIPS Bond ETF	709,230	—	—	—	20,234	729,464	7,050	2,040	—
iShares Biotechnology ETF(a)	462,735	—	(464,729)	(36,066)	38,060	—	—	848	—
iShares Bitcoin Trust	1,576,646	407,154	(373,348)	(71,722)	(196,734)	1,341,996	28,669	—	—
iShares Broad USD High Yield Corporate Bond ETF(a)	3,412,787	2,044,900	(5,444,952)	(38,460)	25,725	—	—	101,897	—
iShares iBoxx $ High Yield Corporate Bond ETF	1,218,131	—	—	—	3,717	1,221,848	15,488	22,751	—
iShares JP Morgan USD Emerging Markets Bond ETF	1,586,159	—	—	—	27,611	1,613,770	17,814	38,514	—
iShares Latin America 40 ETF(a)	122,721	—	(141,866)	(11,458)	30,603	—	—	—	—
iShares MSCI Brazil ETF	109,984	—	—	—	16,319	126,303	4,886	—	—
iShares MSCI Emerging Markets ETF(a)	549,849	—	(588,779)	24,225	14,705	—	—	—	—
iShares Russell 2000 ETF	105,177	—	—	—	(10,220)	94,957	476	438	—
iShares Russell Mid-Cap Growth ETF(a)	130,933	—	(124,277)	25,799	(32,455)	—	—	204	—
				$ (107,682)	$ (62,435)	$ 5,128,338		$ 346,164	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro BTP	120	06/06/25	$ 15,249	$ (316,708)
Euro OAT	121	06/06/25	16,052	(362,524)
Euro-Schatz	179	06/06/25	20,701	34,252
10-Year Japanese Government Treasury Bonds	8	06/13/25	7,382	10,915
10-Year Australian Treasury Bonds	149	06/16/25	10,489	42,208
3-Year Australian Treasury Bonds	84	06/16/25	5,590	10,636
U.S. Long Bond	66	06/18/25	7,769	95,036
Ultra U.S. Treasury Bond	90	06/18/25	11,062	103,320
10-Year Canadian Bond	152	06/19/25	13,113	107,500
Euro Stoxx Banks Index	56	06/20/25	554	(18,204)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Futures Contracts (continued)
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts (continued)
NASDAQ 100 E-Mini Index	9	06/20/25	$ 3,499	$ (56,608)
Long Gilt	5	06/26/25	592	(3,971)
				(354,148)
Short Contracts
30-Year Euro Buxl Bond	10	06/06/25	1,290	90,088
Euro BOBL	32	06/06/25	4,076	(10,568)
Euro Bund	60	06/06/25	8,358	100,195
Short Term Euro BTP	19	06/06/25	2,208	(1,249)
10-Year U.S. Treasury Note	1,439	06/18/25	160,336	(2,416,963)
10-Year U.S. Ultra Long Treasury Note	149	06/18/25	17,049	(231,428)
E-mini Russell 2000 Index	10	06/20/25	1,014	16,945
Euro Stoxx 50 Index	7	06/20/25	395	12,493
S&P 500 E-Mini Index	41	06/20/25	11,589	92,642
2-Year U.S. Treasury Note	1,482	06/30/25	307,133	(365,774)
5-Year U.S. Treasury Note	2,034	06/30/25	220,228	(1,946,963)
3-Month SOFR	253	03/17/26	60,967	(196,306)
				(4,856,888)
				$ (5,211,036)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	150,377	USD	26,188	Barclays Bank PLC	04/02/25	$ 164
BRL	950,481	USD	165,526	Barclays Bank PLC	04/02/25	1,037
BRL	985,240	USD	171,579	Barclays Bank PLC	04/02/25	1,075
BRL	1,157,360	USD	201,553	Barclays Bank PLC	04/02/25	1,263
BRL	1,236,771	USD	215,383	Barclays Bank PLC	04/02/25	1,349
BRL	1,351,214	USD	235,313	Barclays Bank PLC	04/02/25	1,474
BRL	2,313,726	USD	400,685	Barclays Bank PLC	04/02/25	4,773
BRL	2,912,231	USD	497,000	Barclays Bank PLC	04/02/25	13,340
BRL	5,062,712	USD	864,000	Barclays Bank PLC	04/02/25	23,191
BRL	211,972	USD	36,288	Citibank N.A.	04/02/25	858
BRL	1,416,298	USD	247,000	Citibank N.A.	04/02/25	1,192
BRL	1,430,464	USD	249,114	Citibank N.A.	04/02/25	1,561
BRL	2,224,792	USD	388,000	Citibank N.A.	04/02/25	1,873
BRL	2,232,216	USD	388,739	Citibank N.A.	04/02/25	2,435
BRL	2,878,624	USD	497,000	Citibank N.A.	04/02/25	7,451
BRL	3,741,632	USD	646,000	Citibank N.A.	04/02/25	9,685
BRL	211,972	USD	36,915	Deutsche Bank AG	04/02/25	231
BRL	1,406,815	USD	244,996	Goldman Sachs International	04/02/25	1,535
BRL	2,444,908	USD	425,779	Goldman Sachs International	04/02/25	2,667
BRL	5,526,612	USD	962,455	Goldman Sachs International	04/02/25	6,030
BRL	7,330,179	USD	1,276,545	Goldman Sachs International	04/02/25	7,997
BRL	1,471,505	USD	256,262	JPMorgan Chase Bank N.A.	04/02/25	1,605
BRL	2,226,344	USD	388,000	Morgan Stanley & Co. International PLC	04/02/25	2,145
BRL	2,364,056	USD	412,000	Morgan Stanley & Co. International PLC	04/02/25	2,278
BRL	1,471,505	USD	256,315	State Street Bank and Trust Co.	04/02/25	1,552
USD	248,000	BRL	1,406,815	Goldman Sachs International	04/02/25	1,469
USD	431,000	BRL	2,444,908	Goldman Sachs International	04/02/25	2,554
AUD	2,710,000	USD	1,692,273	Standard Chartered Bank	04/03/25	1,085
USD	50,519	AUD	80,000	Bank of America N.A.	04/03/25	531
USD	88,062	AUD	140,000	Deutsche Bank AG	04/03/25	582
USD	627,150	AUD	1,000,000	Deutsche Bank AG	04/03/25	2,295
USD	271,622	AUD	430,000	Morgan Stanley & Co. International PLC	04/03/25	2,934
USD	106,976	AUD	170,000	Societe Generale	04/03/25	751

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	506,892	AUD	800,000	State Street Bank and Trust Co.	04/03/25	$ 7,008
USD	1,579,152	GBP	1,220,000	Royal Bank of Canada	04/03/25	3,221
TRY	6,262,988	USD	161,960	Citibank N.A.	04/07/25	2,104
USD	339,343	IDR	5,629,014,728	Bank of America N.A.	04/08/25	944
USD	344,345	IDR	5,629,014,728	Goldman Sachs International	04/08/25	5,947
TRY	8,333,400	USD	215,000	UBS AG	04/11/25	2,059
PLN	2,418,621	USD	612,873	Morgan Stanley & Co. International PLC	04/14/25	11,344
EUR	50,218	USD	54,262	UBS AG	04/16/25	79
INR	35,470,190	USD	406,000	Citibank N.A.	04/16/25	8,606
INR	65,968,765	USD	757,000	Citibank N.A.	04/16/25	14,100
INR	66,047,940	USD	756,000	Citibank N.A.	04/16/25	16,026
INR	21,090,300	USD	242,000	JPMorgan Chase Bank N.A.	04/16/25	4,522
TRY	1,586,237	USD	40,204	HSBC Bank PLC	04/21/25	599
TRY	14,214,702	USD	360,322	HSBC Bank PLC	04/21/25	5,323
TRY	3,727,079	USD	94,399	JPMorgan Chase Bank N.A.	04/21/25	1,473
TRY	3,970,137	USD	100,555	JPMorgan Chase Bank N.A.	04/21/25	1,569
AUD	398,000	USD	248,209	Deutsche Bank AG	04/24/25	526
AUD	691,000	USD	430,935	Deutsche Bank AG	04/24/25	913
BRL	27,950,627	USD	4,854,714	Deutsche Bank AG	04/24/25	23,385
CNY	24,526,430	USD	3,382,530	State Street Bank and Trust Co.	04/24/25	33,117
COP	1,320,744,040	GBP	242,000	Morgan Stanley & Co. International PLC	04/24/25	2,300
CZK	66,163,362	USD	2,864,034	State Street Bank and Trust Co.	04/24/25	3,608
EUR	572,000	GBP	479,140	HSBC Bank PLC	04/24/25	337
EUR	230,000	USD	247,603	Barclays Bank PLC	04/24/25	1,390
EUR	397,000	USD	427,384	Barclays Bank PLC	04/24/25	2,399
EUR	1,676,500	USD	1,811,779	Nomura International PLC	04/24/25	3,163
INR	80,928,808	USD	937,376	HSBC Bank USA N.A.	04/24/25	7,946
JPY	58,451,789	USD	389,500	Bank of America N.A.	04/24/25	1,165
RON	1,744,120	USD	378,047	Goldman Sachs International	04/24/25	571
THB	85,877,039	USD	2,528,212	Barclays Bank PLC	04/24/25	6,995
THB	16,837,712	USD	496,000	Standard Chartered Bank	04/24/25	1,072
THB	21,929,762	USD	646,000	Standard Chartered Bank	04/24/25	1,396
USD	106,342	CLP	99,369,155	Bank of America N.A.	04/24/25	1,700
USD	276,745	CLP	258,598,830	Bank of America N.A.	04/24/25	4,424
USD	59,658	CLP	55,711,623	BNP Paribas SA	04/24/25	990
USD	155,255	CLP	144,984,882	BNP Paribas SA	04/24/25	2,576
USD	694,000	COP	2,908,547,060	HSBC Bank USA N.A.	04/24/25	552
USD	1,515,832	CZK	34,927,016	Morgan Stanley & Co. International PLC	04/24/25	2,031
USD	149,596	EUR	138,000	UBS AG	04/24/25	201
USD	229,517	EUR	211,725	UBS AG	04/24/25	308
USD	598,004	EUR	551,648	UBS AG	04/24/25	802
USD	946,877	EUR	873,477	UBS AG	04/24/25	1,270
USD	247,000	MXN	5,031,637	Goldman Sachs International	04/24/25	1,867
USD	428,000	MXN	8,718,788	Goldman Sachs International	04/24/25	3,236
USD	63,000	PHP	3,609,553	Royal Bank of Canada	04/24/25	7
USD	120,000	SGD	160,648	BNP Paribas SA	04/24/25	283
USD	244,800	SGD	327,722	BNP Paribas SA	04/24/25	577
USD	430,000	SGD	575,324	State Street Bank and Trust Co.	04/24/25	1,261
TRY	6,565,350	USD	165,000	Barclays Bank PLC	04/30/25	2,012
TRY	8,515,060	USD	214,000	Barclays Bank PLC	04/30/25	2,609
BRL	1,358,574	USD	234,000	Barclays Bank PLC	05/05/25	2,631
BRL	211,972	USD	36,579	Deutsche Bank AG	05/05/25	341
BRL	5,557,556	USD	964,000	Goldman Sachs International	05/05/25	3,992
EUR	8,050,000	USD	8,720,078	JPMorgan Chase Bank N.A.	05/06/25	451
THB	107,433,424	USD	3,170,000	Societe Generale	05/06/25	4,272
CLP	6,659,300	USD	7,007	Morgan Stanley & Co. International PLC	05/07/25	5
USD	130	AUD	207	Toronto-Dominion Bank	05/07/25	1
USD	13,303	CNH	96,300	Bank of America N.A.	05/07/25	17
USD	27,634	COP	114,340,100	Bank of America N.A.	05/07/25	421
USD	126,358	EUR	116,144	Deutsche Bank AG	05/07/25	532
USD	16,617	MXN	341,400	UBS AG	05/07/25	14
USD	136,981	TRY	5,319,434	Barclays Bank PLC	05/07/25	2,833
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	384,375	TRY	14,910,157	Barclays Bank PLC	05/07/25	$ 8,365
USD	201,138	TRY	7,808,690	HSBC Bank PLC	05/07/25	4,216
USD	1,193,739	TRY	46,299,151	HSBC Bank PLC	05/07/25	26,149
USD	194,044	TRY	7,525,887	UBS AG	05/07/25	4,254
USD	246,276	TRY	9,551,652	UBS AG	05/07/25	5,398
USD	255,565	TRY	9,911,465	UBS AG	05/07/25	5,614
USD	273,595	TRY	10,592,772	UBS AG	05/07/25	6,463
USD	5,492	TWD	179,700	Bank of America N.A.	05/07/25	75
ZAR	290,995	USD	15,704	State Street Bank and Trust Co.	05/07/25	123
USD	314,696	ZAR	5,765,087	Nomura International PLC	05/14/25	1,314
USD	369,537	ZAR	6,722,399	UBS AG	05/14/25	4,117
THB	5,361,906	USD	158,052	Barclays Bank PLC	05/20/25	536
THB	10,408,406	USD	307,350	Barclays Bank PLC	05/20/25	497
THB	27,439,093	USD	808,816	Barclays Bank PLC	05/20/25	2,744
THB	53,264,121	USD	1,572,837	Barclays Bank PLC	05/20/25	2,545
USD	456,058	CNH	3,289,736	Royal Bank of Canada	05/20/25	1,804
USD	6,090,922	COP	25,264,232,864	Morgan Stanley & Co. International PLC	05/20/25	88,598
USD	1,918,036	CZK	44,179,643	UBS AG	05/20/25	2,124
USD	197,614	EUR	181,383	Deutsche Bank AG	05/20/25	966
USD	421,759	HUF	155,604,362	State Street Bank and Trust Co.	05/20/25	5,079
USD	325,811	IDR	5,349,490,876	JPMorgan Chase Bank N.A.	05/20/25	5,404
USD	539,300	IDR	8,854,766,132	JPMorgan Chase Bank N.A.	05/20/25	8,945
USD	4,086,166	MXN	82,769,787	Barclays Bank PLC	05/20/25	67,799
USD	655,013	MXN	13,244,864	JPMorgan Chase Bank N.A.	05/20/25	11,992
USD	3,977,946	PLN	15,364,209	UBS AG	05/20/25	18,003
USD	469,246	THB	15,770,312	BNP Paribas SA	05/20/25	2,810
USD	2,401,324	THB	80,703,214	BNP Paribas SA	05/20/25	14,382
USD	283,532	ZAR	5,200,236	HSBC Bank PLC	05/20/25	992
EGP	8,585,644	USD	162,000	Societe Generale	05/27/25	3,357
EGP	10,065,953	USD	190,000	Societe Generale	05/27/25	3,867
TRY	1,687,560	USD	41,000	Barclays Bank PLC	05/27/25	498
TRY	4,445,280	USD	108,000	Barclays Bank PLC	05/27/25	1,312
TRY	9,693,306	USD	235,360	State Street Bank and Trust Co.	05/27/25	3,005
USD	338,832	IDR	5,629,014,728	Bank of America N.A.	05/28/25	1,822
TRY	3,130,796	USD	76,132	Barclays Bank PLC	06/02/25	285
TRY	4,034,254	USD	98,102	Barclays Bank PLC	06/02/25	368
USD	250,514	MXN	5,080,493	Morgan Stanley & Co. International PLC	06/06/25	4,411
CAD	1,931,383	USD	1,345,709	BNP Paribas SA	06/18/25	1,548
CAD	24,704,892	USD	17,220,000	The Bank of New York Mellon	06/18/25	13,166
CNH	10,324	AUD	2,278	UBS AG	06/18/25	4
CNH	26,213	JPY	534,673	UBS AG	06/18/25	31
GBP	5,354,119	EUR	6,322,998	The Bank of New York Mellon	06/18/25	49,082
INR	56,214,327	USD	640,541	Deutsche Bank AG	06/18/25	13,475
INR	463,550,000	USD	5,281,327	HSBC Bank USA N.A.	06/18/25	111,768
JPY	554,183,977	USD	3,721,616	JPMorgan Chase Bank N.A.	06/18/25	5,062
NOK	13,778,786	CAD	1,854,366	State Street Bank and Trust Co.	06/18/25	16,123
NOK	20,251,599	USD	1,900,000	State Street Bank and Trust Co.	06/18/25	24,889
SEK	36,605,283	USD	3,646,000	The Bank of New York Mellon	06/18/25	12,292
USD	771,860	AUD	1,227,071	Citibank N.A.	06/18/25	4,639
USD	2,052,058	AUD	3,261,246	Citibank N.A.	06/18/25	12,977
USD	2,790,000	AUD	4,435,429	Citibank N.A.	06/18/25	16,767
USD	7,237	CHF	6,328	State Street Bank and Trust Co.	06/18/25	19
USD	1,637,305	CNH	11,779,696	Bank of America N.A.	06/18/25	7,556
USD	35,085,479	CNH	252,449,600	JPMorgan Chase Bank N.A.	06/18/25	158,489
USD	1,771,973	CZK	40,654,956	Morgan Stanley & Co. International PLC	06/18/25	7,719
USD	8,330,209	EUR	7,580,000	Barclays Bank PLC	06/18/25	98,542
USD	1,665,600	EUR	1,520,816	BNP Paribas SA	06/18/25	14,037
USD	53,940,781	EUR	49,227,625	BNP Paribas SA	06/18/25	480,969
USD	211,009	EUR	192,346	Deutsche Bank AG	06/18/25	2,127
USD	242,447	EUR	221,650	The Bank of New York Mellon	06/18/25	1,741
USD	283,076	EUR	258,794	The Bank of New York Mellon	06/18/25	2,033
USD	3,318,444	EUR	3,030,739	The Bank of New York Mellon	06/18/25	27,147

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,650,000	EUR	4,246,768	The Bank of New York Mellon	06/18/25	$ 38,129
USD	8,659,518	GBP	6,696,784	Deutsche Bank AG	06/18/25	9,578
USD	2,124,529	GBP	1,642,976	Toronto-Dominion Bank	06/18/25	2,369
USD	4,132,762	GBP	3,195,991	Toronto-Dominion Bank	06/18/25	4,641
USD	58,016	HKD	450,000	Bank of America N.A.	06/18/25	83
USD	128,021	HKD	993,000	Societe Generale	06/18/25	182
USD	74,124	HUF	27,310,000	Nomura International PLC	06/18/25	1,105
USD	732,275	HUF	269,785,000	Nomura International PLC	06/18/25	10,940
USD	1,578,511	IDR	26,103,410,209	BNP Paribas SA	06/18/25	17,302
USD	10,181,478	JPY	1,495,606,785	Royal Bank of Canada	06/18/25	124,088
USD	18,922,486	JPY	2,779,206,843	Royal Bank of Canada	06/18/25	233,371
USD	9,459,776	JPY	1,389,793,000	State Street Bank and Trust Co.	06/18/25	113,944
USD	2,049,530	MXN	41,902,215	HSBC Bank PLC	06/18/25	22,816
USD	21,596,941	MXN	441,853,088	JPMorgan Chase Bank N.A.	06/18/25	225,522
USD	370,375	PLN	1,432,744	UBS AG	06/18/25	1,520
USD	3,881,645	PLN	15,016,000	UBS AG	06/18/25	15,831
USD	3,172,153	SGD	4,210,000	State Street Bank and Trust Co.	06/18/25	26,080
USD	2,931,832	THB	98,740,000	JPMorgan Chase Bank N.A.	06/18/25	5,428
USD	1,771	TRY	70,221	State Street Bank and Trust Co.	06/18/25	88
USD	820,495	TRY	32,530,000	State Street Bank and Trust Co.	06/18/25	40,611
ZAR	133,953,089	USD	7,238,918	State Street Bank and Trust Co.	06/18/25	21,893
NGN	106,644,450	USD	64,633	Morgan Stanley & Co. International PLC	09/04/25	779
NGN	125,274,600	USD	75,924	Morgan Stanley & Co. International PLC	09/04/25	915
						2,648,035
BRL	940,945	USD	165,000	Citibank N.A.	04/02/25	(108)
BRL	2,463,566	USD	432,000	Citibank N.A.	04/02/25	(284)
USD	26,000	BRL	150,377	Barclays Bank PLC	04/02/25	(352)
USD	166,000	BRL	985,240	Barclays Bank PLC	04/02/25	(6,654)
USD	166,000	BRL	950,481	Barclays Bank PLC	04/02/25	(563)
USD	195,000	BRL	1,157,360	Barclays Bank PLC	04/02/25	(7,816)
USD	216,000	BRL	1,236,771	Barclays Bank PLC	04/02/25	(732)
USD	234,000	BRL	1,351,214	Barclays Bank PLC	04/02/25	(2,787)
USD	402,934	BRL	2,313,726	Barclays Bank PLC	04/02/25	(2,524)
USD	507,163	BRL	2,912,231	Barclays Bank PLC	04/02/25	(3,177)
USD	881,668	BRL	5,062,712	Barclays Bank PLC	04/02/25	(5,523)
USD	36,915	BRL	211,972	Citibank N.A.	04/02/25	(231)
USD	163,865	BRL	940,945	Citibank N.A.	04/02/25	(1,027)
USD	246,647	BRL	1,416,298	Citibank N.A.	04/02/25	(1,545)
USD	248,000	BRL	1,430,464	Citibank N.A.	04/02/25	(2,675)
USD	387,000	BRL	2,232,216	Citibank N.A.	04/02/25	(4,174)
USD	387,446	BRL	2,224,792	Citibank N.A.	04/02/25	(2,427)
USD	429,028	BRL	2,463,566	Citibank N.A.	04/02/25	(2,688)
USD	501,310	BRL	2,878,624	Citibank N.A.	04/02/25	(3,141)
USD	651,603	BRL	3,741,632	Citibank N.A.	04/02/25	(4,082)
USD	36,782	BRL	211,972	Deutsche Bank AG	04/02/25	(364)
USD	964,000	BRL	5,526,612	Goldman Sachs International	04/02/25	(4,485)
USD	1,255,000	BRL	7,330,179	Goldman Sachs International	04/02/25	(29,543)
USD	238,378	BRL	1,471,505	JPMorgan Chase Bank N.A.	04/02/25	(19,489)
USD	387,716	BRL	2,226,344	Morgan Stanley & Co. International PLC	04/02/25	(2,429)
USD	411,699	BRL	2,364,056	Morgan Stanley & Co. International PLC	04/02/25	(2,579)
USD	374,147	BRL	2,313,726	State Street Bank and Trust Co.	04/02/25	(31,311)
EUR	31,120,000	USD	33,811,410	Canadian Imperial Bank of Commerce	04/03/25	(159,609)
GBP	1,220,000	USD	1,580,228	HSBC Bank PLC	04/03/25	(4,298)
THB	107,307,670	USD	3,170,000	Barclays Bank PLC	04/03/25	(6,702)
USD	56,044	AUD	90,000	Deutsche Bank AG	04/03/25	(193)
USD	24,905,860	EUR	23,070,000	Barclays Bank PLC	04/03/25	(41,025)
USD	8,704,356	EUR	8,050,000	JPMorgan Chase Bank N.A.	04/03/25	(561)
USD	3,170,000	THB	107,588,754	Societe Generale	04/03/25	(1,584)
IDR	5,629,014,728	USD	339,711	Bank of America N.A.	04/08/25	(1,313)
IDR	5,629,014,728	USD	339,343	Goldman Sachs International	04/08/25	(944)
PLN	917,257	USD	237,547	Deutsche Bank AG	04/14/25	(814)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,079,518	COP	8,769,951,958	Citibank N.A.	04/14/25	$ (14,149)
USD	3,768,852	PLN	15,128,946	UBS AG	04/14/25	(135,747)
USD	35,169	EUR	34,000	Barclays Bank PLC	04/16/25	(1,623)
USD	57,528	EUR	56,098	Deutsche Bank AG	04/16/25	(3,175)
USD	89,317	EUR	87,095	Deutsche Bank AG	04/16/25	(4,930)
USD	90,918	EUR	88,652	Deutsche Bank AG	04/16/25	(5,013)
USD	103,119	EUR	100,554	Deutsche Bank AG	04/16/25	(5,691)
USD	107,729	EUR	105,049	Deutsche Bank AG	04/16/25	(5,946)
USD	214,195	EUR	208,868	Deutsche Bank AG	04/16/25	(11,822)
USD	39,872	EUR	36,890	The Bank of New York Mellon	04/16/25	(47)
USD	51,725	EUR	47,857	The Bank of New York Mellon	04/16/25	(61)
USD	50,349	EUR	48,392	UBS AG	04/16/25	(2,017)
USD	308,000	INR	26,494,160	Bank of America N.A.	04/16/25	(1,687)
AUD	178,292	EUR	103,500	Toronto-Dominion Bank	04/24/25	(621)
AUD	327,000	USD	205,768	Toronto-Dominion Bank	04/24/25	(1,406)
AUD	609,000	USD	382,032	Toronto-Dominion Bank	04/24/25	(1,431)
CAD	1,348,107	USD	943,000	Natwest Markets PLC	04/24/25	(5,144)
CAD	479,445	USD	335,300	Toronto-Dominion Bank	04/24/25	(1,758)
CHF	218,805	USD	249,000	Bank of America N.A.	04/24/25	(1,028)
CHF	342,586	USD	389,000	Royal Bank of Canada	04/24/25	(746)
CLP	358,893,851	USD	384,848	Citibank N.A.	04/24/25	(6,909)
CLP	1,111,876,367	USD	1,192,284	Citibank N.A.	04/24/25	(21,406)
CNH	9,497,421	USD	1,311,000	Bank of America N.A.	04/24/25	(1,838)
COP	1,788,106,940	USD	431,000	Barclays Bank PLC	04/24/25	(4,684)
COP	2,119,280,293	USD	505,675	HSBC Bank USA N.A.	04/24/25	(402)
COP	1,023,000,000	USD	248,000	Societe Generale	04/24/25	(4,099)
COP	2,652,375,000	USD	643,000	Societe Generale	04/24/25	(10,628)
COP	1,032,386,800	USD	248,000	Toronto-Dominion Bank	04/24/25	(1,861)
CZK	25,080,424	USD	1,088,000	HSBC Bank PLC	04/24/25	(968)
EUR	153,000	NOK	1,748,488	Goldman Sachs International	04/24/25	(562)
EUR	398,000	NOK	4,548,355	Goldman Sachs International	04/24/25	(1,463)
EUR	731,582	USD	792,407	Goldman Sachs International	04/24/25	(412)
EUR	1,091,400	USD	1,182,890	Goldman Sachs International	04/24/25	(1,364)
GBP	706,000	USD	913,555	State Street Bank and Trust Co.	04/24/25	(1,625)
HUF	216,823,350	USD	588,500	Natwest Markets PLC	04/24/25	(7,120)
HUF	745,112,545	USD	2,011,504	Nomura International PLC	04/24/25	(13,594)
IDR	12,277,332,000	USD	743,000	Standard Chartered Bank	04/24/25	(6,712)
IDR	29,693,628,000	USD	1,797,000	Standard Chartered Bank	04/24/25	(16,234)
JPY	10,125,995	USD	67,800	Wells Fargo Bank N.A.	04/24/25	(122)
MXN	3,362,695	USD	166,000	Goldman Sachs International	04/24/25	(2,175)
MXN	3,379,431	USD	165,000	Goldman Sachs International	04/24/25	(360)
MXN	4,403,501	USD	215,000	Goldman Sachs International	04/24/25	(469)
MXN	32,943,438	USD	1,632,139	Goldman Sachs International	04/24/25	(27,192)
MXN	98,696,275	USD	4,886,809	HSBC Bank PLC	04/24/25	(78,500)
MYR	2,539,430	USD	575,000	Barclays Bank PLC	04/24/25	(1,620)
MYR	18,003,822	USD	4,076,583	Barclays Bank PLC	04/24/25	(11,487)
PEN	375,726	USD	103,408	Goldman Sachs International	04/24/25	(1,198)
PLN	376,735	EUR	90,000	Barclays Bank PLC	04/24/25	(237)
PLN	1,764,044	EUR	422,000	UBS AG	04/24/25	(1,739)
PLN	537,363	USD	139,000	Nomura International PLC	04/24/25	(365)
PLN	8,062,249	USD	2,083,481	Societe Generale	04/24/25	(3,487)
SGD	327,008	USD	244,800	Canadian Imperial Bank of Commerce	04/24/25	(1,109)
SGD	735,898	USD	550,000	HSBC Bank PLC	04/24/25	(1,598)
USD	165,000	CLP	157,740,000	Deutsche Bank AG	04/24/25	(1,111)
USD	431,000	CLP	412,036,000	Deutsche Bank AG	04/24/25	(2,901)
USD	165,000	COP	693,165,000	Deutsche Bank AG	04/24/25	(262)
USD	431,000	COP	1,810,631,000	Deutsche Bank AG	04/24/25	(686)
USD	247,566	EUR	229,000	Goldman Sachs International	04/24/25	(344)
USD	429,187	EUR	397,000	Goldman Sachs International	04/24/25	(596)
USD	33,000	INR	2,849,071	HSBC Bank USA N.A.	04/24/25	(280)
USD	415,000	THB	14,062,482	Barclays Bank PLC	04/24/25	(144)
USD	412,000	ZAR	7,581,212	Citibank N.A.	04/24/25	(768)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	642,000	ZAR	11,813,442	Citibank N.A.	04/24/25	$ (1,197)
ZAR	5,356,258	EUR	272,000	Wells Fargo Bank N.A.	04/24/25	(2,833)
ZAR	73,502,861	USD	4,027,823	Goldman Sachs International	04/24/25	(25,871)
ZAR	5,219,704	USD	287,380	Wells Fargo Bank N.A.	04/24/25	(3,187)
USD	165,000	BRL	956,921	Barclays Bank PLC	05/05/25	(1,672)
USD	398,515	BRL	2,313,726	Barclays Bank PLC	05/05/25	(4,480)
USD	214,000	BRL	1,241,092	Citibank N.A.	05/05/25	(2,168)
USD	248,000	BRL	1,439,640	Citibank N.A.	05/05/25	(2,750)
USD	431,000	BRL	2,501,955	Citibank N.A.	05/05/25	(4,780)
GBP	1,220,000	USD	1,579,031	Royal Bank of Canada	05/06/25	(3,203)
SEK	4,840,000	USD	482,941	The Bank of New York Mellon	05/06/25	(445)
USD	1,692,729	AUD	2,710,000	Standard Chartered Bank	05/06/25	(1,080)
JPY	5,390,438	USD	36,271	Royal Bank of Canada	05/07/25	(192)
JPY	8,018,000	USD	54,926	The Bank of New York Mellon	05/07/25	(1,259)
TRY	7,254,736	USD	187,530	Barclays Bank PLC	05/07/25	(4,577)
TRY	8,672,259	USD	223,319	Barclays Bank PLC	05/07/25	(4,619)
TRY	20,804,946	USD	537,794	Barclays Bank PLC	05/07/25	(13,127)
TRY	24,421,147	USD	628,868	Barclays Bank PLC	05/07/25	(13,006)
TRY	6,072,494	USD	156,982	BNP Paribas SA	05/07/25	(3,843)
USD	23,293	COP	98,119,344	State Street Bank and Trust Co.	05/07/25	(60)
USD	210,405	EUR	200,056	UBS AG	05/07/25	(6,327)
USD	845	GBP	667	Deutsche Bank AG	05/07/25	(16)
USD	9,692	HUF	3,691,000	Morgan Stanley & Co. International PLC	05/07/25	(198)
EUR	154,343	USD	168,422	JPMorgan Chase Bank N.A.	05/14/25	(1,147)
USD	161,238	EUR	154,343	Deutsche Bank AG	05/14/25	(6,038)
USD	165,277	EUR	158,210	Deutsche Bank AG	05/14/25	(6,189)
USD	165,293	EUR	158,226	Deutsche Bank AG	05/14/25	(6,190)
USD	165,582	EUR	158,502	Deutsche Bank AG	05/14/25	(6,200)
USD	165,701	EUR	158,616	Deutsche Bank AG	05/14/25	(6,205)
USD	166,431	EUR	159,315	Deutsche Bank AG	05/14/25	(6,232)
USD	2,707,456	ZAR	50,514,315	UBS AG	05/14/25	(38,428)
IDR	6,167,148,260	USD	375,610	JPMorgan Chase Bank N.A.	05/20/25	(6,230)
USD	4,558,555	BRL	26,797,010	Goldman Sachs International	05/20/25	(92,723)
USD	322,969	INR	28,214,671	HSBC Bank USA N.A.	05/20/25	(5,928)
USD	496,876	INR	43,407,186	HSBC Bank USA N.A.	05/20/25	(9,120)
USD	104,653	UYU	4,501,126	Citibank N.A.	05/20/25	(1,381)
USD	6,297,577	ZAR	115,969,390	State Street Bank and Trust Co.	05/20/25	(3,280)
USD	277,807	TRY	11,441,493	State Street Bank and Trust Co.	05/27/25	(3,547)
USD	261,234	MXN	5,547,747	State Street Bank and Trust Co.	06/06/25	(7,504)
AUD	25,302,810	USD	15,915,508	The Bank of New York Mellon	06/18/25	(95,033)
CHF	70,000	USD	80,051	Canadian Imperial Bank of Commerce	06/18/25	(204)
CHF	524,666	USD	600,000	Canadian Imperial Bank of Commerce	06/18/25	(1,532)
CNH	36,565,904	USD	5,082,313	Canadian Imperial Bank of Commerce	06/18/25	(23,335)
CZK	12,160,593	USD	530,000	Toronto-Dominion Bank	06/18/25	(2,282)
DKK	2,723,200	USD	400,000	Citibank N.A.	06/18/25	(3,330)
DKK	7,306,228	USD	1,073,149	Citibank N.A.	06/18/25	(8,900)
EUR	1,843,672	AUD	3,208,137	Citibank N.A.	06/18/25	(3,698)
EUR	1,520,816	USD	1,665,506	JPMorgan Chase Bank N.A.	06/18/25	(13,943)
EUR	9,101,815	USD	9,966,142	UBS AG	06/18/25	(81,827)
IDR	26,928,247,495	USD	1,627,812	Barclays Bank PLC	06/18/25	(17,271)
JPY	460,796,170	AUD	4,988,467	Citibank N.A.	06/18/25	(20,338)
JPY	3,405,414,211	EUR	21,166,501	State Street Bank and Trust Co.	06/18/25	(86,100)
JPY	552,708,249	USD	3,728,791	BNP Paribas SA	06/18/25	(12,037)
JPY	7,761,593,841	USD	52,875,952	HSBC Bank PLC	06/18/25	(682,168)
JPY	737,586,275	USD	5,004,283	Morgan Stanley & Co. International PLC	06/18/25	(44,294)
JPY	738,602,145	USD	5,004,283	Morgan Stanley & Co. International PLC	06/18/25	(37,463)
JPY	553,235,933	USD	3,746,797	State Street Bank and Trust Co.	06/18/25	(26,495)
KRW	867,505,200	USD	600,000	State Street Bank and Trust Co.	06/18/25	(9,095)
KRW	2,045,905,000	USD	1,415,027	State Street Bank and Trust Co.	06/18/25	(21,450)
MXN	215,220,000	USD	10,525,252	Deutsche Bank AG	06/18/25	(115,555)
MXN	168,691,717	USD	8,250,367	Standard Chartered Bank	06/18/25	(91,136)
MYR	2,426,325	USD	550,000	Barclays Bank PLC	06/18/25	(1,151)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NZD	283,189	USD	161,884	Natwest Markets PLC	06/18/25	$ (801)
PLN	6,850,796	USD	1,770,000	Nomura International PLC	06/18/25	(6,288)
SGD	2,388,681	USD	1,800,000	Bank of America N.A.	06/18/25	(14,973)
TRY	872,399	USD	22,000	State Street Bank and Trust Co.	06/18/25	(1,085)
USD	2,049,530	BRL	12,176,360	Barclays Bank PLC	06/18/25	(49,863)
USD	2,390,921	BRL	14,204,581	Barclays Bank PLC	06/18/25	(58,169)
USD	4,116,331	BRL	24,465,000	Morgan Stanley & Co. International PLC	06/18/25	(101,814)
USD	729,560	CAD	1,047,000	Deutsche Bank AG	06/18/25	(786)
USD	2,049,530	CAD	2,940,483	Deutsche Bank AG	06/18/25	(1,636)
USD	357,193	INR	31,201,890	Citibank N.A.	06/18/25	(5,820)
USD	4,298,880	INR	377,259,391	JPMorgan Chase Bank N.A.	06/18/25	(90,281)
USD	4,329,426	INR	379,940,000	JPMorgan Chase Bank N.A.	06/18/25	(90,923)
USD	510,363	NOK	5,440,000	Natwest Markets PLC	06/18/25	(6,702)
USD	3,669,139	NOK	39,109,662	Natwest Markets PLC	06/18/25	(48,186)
USD	165,676	SEK	1,662,911	Toronto-Dominion Bank	06/18/25	(514)
USD	242,504	SEK	2,434,000	Toronto-Dominion Bank	06/18/25	(747)
USD	10,330,946	ZAR	191,075,516	HSBC Bank PLC	06/18/25	(26,137)
USD	140,563	ZAR	2,600,000	Natwest Markets PLC	06/18/25	(367)
USD	2,049,530	ZAR	37,910,146	Natwest Markets PLC	06/18/25	(5,357)
TRY	267,000	USD	6,412	Citibank N.A.	06/23/25	(46)
USD	165,000	TRY	7,241,850	Barclays Bank PLC	07/31/25	(986)
USD	214,000	TRY	9,392,460	Barclays Bank PLC	07/31/25	(1,279)
NGN	103,007,208	USD	64,866	Citibank N.A.	09/04/25	(1,685)
NGN	103,007,208	USD	64,866	Citibank N.A.	09/04/25	(1,685)
NGN	121,002,424	USD	76,198	Citibank N.A.	09/04/25	(1,979)
NGN	121,002,424	USD	76,198	Citibank N.A.	09/04/25	(1,979)
USD	215,000	TRY	9,983,525	UBS AG	09/26/25	(1,439)
						(3,031,822)
						$ (383,787)
Exchange-Traded Options Purchased
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alaska Air Group, Inc.	13	04/17/25	USD	77.50	USD	64	$ 423
Alphabet, Inc., Class C	25	04/17/25	USD	220.00	USD	391	38
Delta Air Lines, Inc.	13	04/17/25	USD	77.50	USD	57	39
Duke Energy Corp.	15	04/17/25	USD	115.00	USD	183	10,350
Eli Lilly & Co.	2	04/17/25	USD	930.00	USD	165	237
KraneShares CSI China Internet ETF	301	04/17/25	USD	38.00	USD	1,051	9,331
Uber Technologies, Inc.	21	04/17/25	USD	72.50	USD	153	6,121
Walmart, Inc.	78	04/17/25	USD	110.00	USD	685	156
Williams Cos., Inc.	35	04/17/25	USD	65.00	USD	209	350
InvesCo QQQ Trust, Series 1	42	04/25/25	USD	507.00	USD	1,969	3,150
InvesCo QQQ Trust, Series 1	21	04/25/25	USD	500.00	USD	985	3,045
Citigroup, Inc.	12	05/16/25	USD	75.00	USD	85	1,992
Euro Stoxx Banks	101	05/16/25	EUR	200.00	EUR	941	10,921
KraneShares CSI China Internet ETF	242	05/16/25	USD	41.00	USD	845	8,107
Lam Research Corp.	10	05/16/25	USD	85.00	USD	73	1,040
Marvell Technology, Inc.	18	05/16/25	USD	140.00	USD	111	90
Union Pacific Corp.	8	05/16/25	USD	260.00	USD	189	860
							56,250
Put
SPDR S&P 500 ETF Trust	40	04/04/25	USD	555.00	USD	2,238	20,100
iShares iBoxx $ Investment Grade Corporate Bond ETF	997	04/17/25	USD	108.00	USD	10,836	53,339

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Purchased (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
U.S. Long Bond Future	4	04/25/25	USD	115.00	USD	471	$ 1,563
SPDR S&P 500 ETF Trust	124	05/16/25	USD	555.00	USD	6,936	153,450
							228,452
							$ 284,702
OTC Barrier Options Purchased
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Call
USD Currency	One Touch	Standard Chartered Bank	04/30/25	INR	88.00	INR	88	USD	89	$ 2,340
USD Currency	One Touch	HSBC Bank USA N.A.	04/30/25	CNH	7.63	CNH	7.63	USD	180	430
CAD Currency	One Touch	HSBC Bank USA N.A.	05/16/25	CAD	1.48	CAD	1.48	USD	57	6,143
USD Currency	One Touch	UBS AG	06/16/25	USD	0.67	USD	0.665	AUD	181	7,739
USD Currency	Up-and-out	HSBC Bank USA N.A.	07/02/25	CNH	7.35	CNH	7.74	USD	1,576	3,625
CAD Currency	One Touch	UBS AG	07/18/25	CAD	1.52	CAD	1.525	USD	106	5,940
TWD Currency	One Touch	Standard Chartered Bank	08/29/25	TWD	34.60	TWD	34.6	USD	125	11,002
										37,219
Put
TRY Currency	One Touch	Bank of America N.A.	04/04/25	TRY	36.75	TRY	36.75	USD	21	3
USD Currency	One Touch	Bank of America N.A.	04/08/25	CLP	950.00	CLP	950	USD	39	20,323
USD Currency	One Touch	Bank of America N.A.	04/08/25	CLP	950.00	CLP	950	USD	41	21,365
EUR Currency	One Touch	HSBC Bank USA N.A.	04/16/25	USD	1.02	USD	1.02	EUR	167	547
CNH Currency	One Touch	JPMorgan Chase Bank N.A.	04/30/25	JPY	19.00	JPY	19	CNH	595	1,089
CNH Currency	One Touch	JPMorgan Chase Bank N.A.	04/30/25	JPY	19.00	JPY	19	CNH	699	1,280
EUR Currency	One Touch	BNP Paribas SA	04/30/25	USD	1.00	USD	1.005	EUR	39	136
JPY Currency	Down-and-out	UBS AG	05/19/25	JPY	147.00	JPY	142.5	USD	882	1,852
JPY Currency	Down-and-out	UBS AG	06/05/25	JPY	150.00	JPY	142	USD	1,754	14,793
CZK Currency	One Touch	Bank of America N.A.	06/06/25	CZK	24.50	CZK	24.5	EUR	167	15,520
MXN Currency	Down-and-out	UBS AG	06/17/25	MXN	19.90	MXN	19.45	USD	1,141	1,231
JPY Currency	Down-and-out	UBS AG	08/07/25	JPY	144.00	JPY	136	USD	2,119	8,987
										87,126
										$ 124,345
OTC Options Purchased
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	—	04/02/25	BRL	6.00	USD	1,261	$ 1
USD Currency	Morgan Stanley & Co. International PLC	—	04/02/25	BRL	6.15	USD	946	1
EUR Currency	BNP Paribas SA	—	04/03/25	USD	1.07	EUR	1,152	13,967
USD Currency	Bank of America N.A.	—	04/03/25	CAD	1.48	USD	3,036	21
AUD Currency	Bank of America N.A.	—	04/08/25	USD	0.64	AUD	1,575	696
USD Currency	Citibank N.A.	—	04/14/25	MXN	21.00	USD	1,954	8,580
EUR Currency	JPMorgan Chase Bank N.A.	—	04/15/25	USD	1.06	EUR	8,917	208,911
USD Currency	Citibank N.A.	—	04/15/25	MXN	20.40	USD	680	9,835
EUR Currency	BNP Paribas SA	—	04/16/25	USD	1.07	EUR	5,399	84,372
Intuit, Inc.	Citibank N.A.	306	04/17/25	USD	610.00	USD	188	5,356
USD Currency	UBS AG	—	04/17/25	CAD	1.46	USD	1,574	2,479
USD Currency	Standard Chartered Bank	—	04/29/25	THB	34.30	USD	1,142	5,362
USD Currency	JPMorgan Chase Bank N.A.	—	04/30/25	CNH	7.35	USD	1,588	1,764
EUR Currency	BNP Paribas SA	—	05/05/25	USD	1.08	EUR	1,686	21,020
EUR Currency	Barclays Bank PLC	—	05/08/25	NOK	11.80	EUR	527	593
EUR Currency	Morgan Stanley & Co. International PLC	—	05/16/25	USD	1.12	EUR	1,597	4,158
								367,116
Put
EUR Currency	Goldman Sachs International	—	04/03/25	USD	1.00	EUR	3,338	4
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Options Purchased (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put (continued)
EUR Currency	JPMorgan Chase Bank N.A.	—	04/03/25	USD	1.02	EUR	45,000	$ 49
USD Currency	HSBC Bank USA N.A.	—	04/03/25	SGD	1.33	USD	1,803	121
EUR Currency	Deutsche Bank AG	—	04/08/25	USD	1.00	EUR	9,592	10
USD Currency	Morgan Stanley & Co. International PLC	—	04/10/25	BRL	5.75	USD	1,361	16,842
USD Currency	Bank of America N.A.	—	04/15/25	ZAR	18.18	USD	1,141	7,099
USD Currency	Deutsche Bank AG	—	04/15/25	MXN	19.90	USD	680	1,060
EUR Currency	Bank of America N.A.	—	04/16/25	USD	1.08	EUR	1,936	12,931
USD Currency	Standard Chartered Bank	—	04/29/25	KRW	1,460.00	USD	1,059	6,269
EUR Currency	Goldman Sachs International	—	05/08/25	NOK	11.55	EUR	1,054	19,587
EUR Currency	JPMorgan Chase Bank N.A.	—	05/08/25	USD	1.01	EUR	455	89
EUR Currency	UBS AG	—	05/08/25	USD	1.04	EUR	910	991
USD Currency	Goldman Sachs International	—	05/29/25	TRY	40.00	USD	124	2,828
USD Currency	Goldman Sachs International	—	05/29/25	TRY	40.00	USD	215	4,903
USD Currency	Bank of America N.A.	—	06/24/25	JPY	145.00	USD	5,005	55,015
EUR Currency	Barclays Bank PLC	—	07/15/25	USD	1.02	EUR	2,932	5,358
EUR Currency	UBS AG	—	07/15/25	USD	1.06	EUR	1,955	12,068
								145,224
								$ 512,340
OTC Credit Default Swaptions Purchased
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating	Exercise Price	Notional Amount (000)(a)		Value
Put
Bought Protection on 5-Year Credit Default Swap, 12/20/29	5.00%	iTraxx.XO.42.V2	Quarterly	Morgan Stanley & Co. International PLC	04/16/25	—	EUR 3.00	EUR	1,758	$ 20,632

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 04/24/55	1-day SOFR, 4.41%	Annual	3.30%	Annual	Citibank N.A.	04/22/25	3.30%	USD	2,125	$ 571
30-Year Interest Rate Swap, 04/25/55	1-day SOFR, 4.41%	Annual	3.30%	Annual	Goldman Sachs International	04/23/25	3.30	USD	1,701	532
30-Year Interest Rate Swap, 04/27/55	1-day SOFR, 4.41%	Annual	3.30%	Annual	Deutsche Bank AG	04/25/25	3.30	USD	1,700	710
										1,813
Put
10-Year Interest Rate Swap, 06/29/35	2.95%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	Citibank N.A.	06/27/25	2.95	EUR	4,982	26,996
										$ 28,809
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Alphabet, Inc., Class C	25	04/17/25	USD	240.00	USD	391	$ (50)
KraneShares CSI China Internet ETF	301	04/17/25	USD	42.00	USD	3,393	(4,515)
Walmart, Inc.	78	04/17/25	USD	120.00	USD	685	(78)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Exchange-Traded Options Written (continued)
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
10-Year U.S. Treasury Note Future	4	04/25/25	USD	111.50	USD	446	$ (2,563)
Euro Stoxx Banks	152	05/16/25	EUR	215.00	EUR	1,415	(2,671)
KraneShares CSI China Internet ETF	242	05/16/25	USD	48.00	USD	2,796	(6,050)
United States Steel Corporation	48	05/16/25	USD	45.00	USD	203	(16,200)
							(32,127)
Put
Alaska Air Group, Inc.	9	04/17/25	USD	60.00	USD	44	(9,765)
Eli Lilly & Co.	2	04/17/25	USD	810.00	USD	165	(3,545)
iShares iBoxx $ Investment Grade Corporate Bond ETF	997	04/17/25	USD	106.00	USD	21,586	(12,961)
Williams Cos., Inc.	35	04/17/25	USD	55.00	USD	753	(788)
InvesCo QQQ Trust, Series 1	14	04/25/25	USD	470.00	USD	2,063	(17,038)
InvesCo QQQ Trust, Series 1	7	04/25/25	USD	460.00	USD	1,032	(5,876)
U.S. Long Bond Future	6	04/25/25	USD	113.00	USD	706	(750)
Bank of America Corp.	69	05/16/25	USD	38.00	USD	288	(4,071)
Citigroup, Inc.	44	05/16/25	USD	65.00	USD	312	(6,028)
iShares iBoxx $ High Yield Corporate Bond ETF	661	05/16/25	USD	77.00	USD	5,215	(166,902)
JPMorgan Chase & Co.	11	05/16/25	USD	230.00	USD	270	(4,922)
Lam Research Corp.	10	05/16/25	USD	72.00	USD	73	(4,250)
SPDR S&P 500 ETF Trust	124	05/16/25	USD	525.00	USD	21,592	(64,232)
Union Pacific Corp.	8	05/16/25	USD	225.00	USD	614	(3,040)
							(304,168)
							$ (336,295)
OTC Barrier Options Written
Description	Type of Option	Counterparty	Expiration Date	Exercise Price		Barrier Price/Range		Notional Amount (000)		Value
Put
USD Currency	One Touch	Bank of America N.A.	04/08/25	CLP	950.00	CLP	950	USD	40	$ (20,845)
USD Currency	One Touch	Bank of America N.A.	04/08/25	CLP	950.00	CLP	950	USD	40	(20,844)
										$ (41,689)
OTC Currency Options Written
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Barclays Bank PLC	04/02/25	BRL	6.15	USD	1,892	$ (2)
AUD Currency	Morgan Stanley & Co. International PLC	04/08/25	USD	0.64	AUD	1,575	(696)
EUR Currency	Morgan Stanley & Co. International PLC	04/16/25	USD	1.07	EUR	5,399	(84,372)
USD Currency	Standard Chartered Bank	04/29/25	KRW	1,500.00	USD	1,059	(3,569)
EUR Currency	BNP Paribas SA	05/05/25	USD	1.10	EUR	2,462	(12,105)
EUR Currency	Goldman Sachs International	05/08/25	NOK	12.00	EUR	1,054	(390)
EUR Currency	JPMorgan Chase Bank N.A.	05/16/25	USD	1.12	EUR	6,387	(16,631)
USD Currency	Bank of America N.A.	05/23/25	CLP	950.00	USD	1,195	(24,397)
AUD Currency	Bank of America N.A.	05/28/25	USD	0.64	AUD	1,575	(6,731)
USD Currency	Citibank N.A.	05/29/25	MXN	22.00	USD	977	(5,384)
USD Currency	Goldman Sachs International	05/29/25	TRY	48.00	USD	108	(1,442)
USD Currency	Goldman Sachs International	05/29/25	TRY	48.00	USD	62	(832)
USD Currency	Bank of America N.A.	06/24/25	JPY	155.00	USD	5,005	(23,704)
							(180,255)
Put
USD Currency	Morgan Stanley & Co. International PLC	04/01/25	MXN	20.25	USD	632	(212)
EUR Currency	Bank of America N.A.	04/03/25	USD	1.01	EUR	3,036	(3)
EUR Currency	JPMorgan Chase Bank N.A.	04/03/25	USD	0.98	EUR	45,000	(49)
EUR Currency	Nomura International PLC	04/03/25	USD	1.00	EUR	3,338	(4)
USD Currency	Bank of America N.A.	04/04/25	TRY	37.00	USD	205	(1)
EUR Currency	Deutsche Bank AG	04/08/25	USD	1.00	EUR	9,592	(10)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Currency Options Written (continued)
Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value

USD Currency	Barclays Bank PLC	04/10/25	BRL	5.75	USD	1,361	$ (16,842)
EUR Currency	JPMorgan Chase Bank N.A.	04/15/25	USD	1.02	EUR	8,917	(434)
USD Currency	Citibank N.A.	04/15/25	MXN	19.90	USD	680	(1,060)
USD Currency	Goldman Sachs International	04/15/25	ZAR	18.40	USD	679	(8,299)
EUR Currency	UBS AG	05/08/25	USD	1.01	EUR	910	(177)
USD Currency	Goldman Sachs International	05/16/25	TRY	39.50	USD	431	(7,427)
USD Currency	Goldman Sachs International	05/16/25	TRY	39.50	USD	248	(4,274)
USD Currency	UBS AG	05/28/25	MXN	20.10	USD	675	(6,020)
USD Currency	Citibank N.A.	05/29/25	CLP	930.00	USD	1,276	(15,623)
USD Currency	Morgan Stanley & Co. International PLC	05/29/25	BRL	5.75	USD	1,361	(26,418)
USD Currency	Bank of America N.A.	06/24/25	JPY	140.00	USD	5,005	(22,527)
EUR Currency	UBS AG	07/15/25	USD	1.02	EUR	2,932	(5,358)
							(114,738)
							$ (294,993)
OTC Credit Default Swaptions Written
	Paid by the Fund	Received by the Fund
Description	Rate/Reference	Rate/Reference	Frequency	Counterparty	Expiration Date	Credit Rating(a)	Exercise Price	Notional Amount (000)(b)		Value
Call
Bought Protection on 5-Year Credit Default Swap, 12/20/29	iTraxx.XO.42.V2	5.00%	Quarterly	Morgan Stanley & Co. International PLC	04/16/25	N/R	EUR 2.87	EUR	879	$ (721)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Call
30-Year Interest Rate Swap, 04/24/55	2.70%	Annual	1-day SOFR, 4.41%	Annual	Citibank N.A.	04/22/25	2.70%	USD	2,125	$ (2)
30-Year Interest Rate Swap, 04/25/55	2.70%	Annual	1-day SOFR, 4.41%	Annual	Goldman Sachs International	04/23/25	2.70	USD	1,701	(2)
30-Year Interest Rate Swap, 04/27/55	2.70%	Annual	1-day SOFR, 4.41%	Annual	Deutsche Bank AG	04/25/25	2.70	USD	1,700	(5)
2-Year Interest Rate Swap, 05/29/27	3.70%	Annual	1-day SOFR, 4.41%	Annual	Goldman Sachs International	05/27/25	3.70	USD	3,402	(12,120)
5-Year Interest Rate Swap, 06/28/30	3.70%	Annual	6-mo. PRIBOR, 3.61%	Semi-Annual	Morgan Stanley & Co. International PLC	06/26/25	3.70	CZK	12,898	(5,476)
5-Year Interest Rate Swap, 06/28/30	3.70%	Annual	6-mo. PRIBOR, 3.61%	Semi-Annual	Morgan Stanley & Co. International PLC	06/26/25	3.70	CZK	20,517	(8,711)
										(26,316)
Put
30-Year Interest Rate Swap, 04/24/55	1-day SOFR, 4.41%	Annual	4.15%	Annual	Citibank N.A.	04/22/25	4.15	USD	739	(790)
5-Year Interest Rate Swap, 04/22/30	1-day SONIA, 4.46%	Annual	4.10%	Annual	JPMorgan Chase Bank N.A.	04/22/25	4.10	GBP	5,230	(9,440)
30-Year Interest Rate Swap, 04/25/55	1-day SOFR, 4.41%	Annual	4.15%	Annual	Goldman Sachs International	04/23/25	4.15	USD	425	(502)
30-Year Interest Rate Swap, 04/27/55	1-day SOFR, 4.41%	Annual	4.15%	Annual	Deutsche Bank AG	04/25/25	4.15	USD	425	(593)

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaptions Written (continued)
	Paid by the Fund		Received by the Fund
Description	Rate	Frequency	Rate	Frequency	Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)		Value
Put (continued)
10-Year Interest Rate Swap, 06/06/35	1-day SOFR, 4.41%	Annual	4.05%	Annual	Goldman Sachs International	06/04/25	4.05%	USD	5,986	$ (30,809)
10-Year Interest Rate Swap, 06/11/35	1-day SOFR, 4.41%	Annual	4.25%	Annual	JPMorgan Chase Bank N.A.	06/09/25	4.25	USD	15,086	(38,592)
5-Year Interest Rate Swap, 06/29/30	6-mo. EURIBOR, 2.34%	Semi-Annual	2.74%	Annual	Citibank N.A.	06/27/25	2.74	EUR	9,965	(24,272)
10-Year Interest Rate Swap, 07/26/35	1-day SOFR, 4.41%	Annual	4.80%	Annual	Goldman Sachs International	07/24/25	4.80	USD	7,517	(7,316)
										(112,314)
										$ (138,630)
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.43.V1	1.00%	Quarterly	06/20/30	USD	405	$ 15,314	$ 14,536	$ 778
iTraxx.ASIA.XJ.IG.43.V1	1.00	Quarterly	06/20/30	USD	165	(1,647)	(1,821)	174
iTraxx.FINSR.43.V1	1.00	Quarterly	06/20/30	EUR	2,265	(37,289)	(43,457)	6,168
Republic of Colombia	1.00	Quarterly	06/20/30	USD	709	(40,676)	38,498	(79,174)
						$ (64,298)	$ 7,756	$ (72,054)
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	271	$ 14,884	$ 16,179	$ (1,295)
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	BBB+	USD	1,750	33,711	35,688	(1,977)
iTraxx.EUR.43.V1	1.00	Quarterly	06/20/30	BB+	EUR	2,201	42,731	44,999	(2,268)
iTraxx.XO.43.V1	5.00	Quarterly	06/20/30	B+	EUR	3,849	317,877	327,820	(9,943)
							$ 409,203	$ 424,686	$ (15,483)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
28-day MXIBTIIE, 9.27%	Monthly	9.74%	Monthly	N/A	07/28/25	MXN	370,000	$ 42,845	$ 22	$ 42,823
1-day SOFR, 4.41%	Annual	4.10%	Annual	N/A	08/11/25	USD	51,486	(256,532)	43	(256,575)
1-day SOFR, 4.41%	Annual	4.25%	Annual	N/A	10/17/25	USD	75,674	(89,242)	96	(89,338)
28-day MXIBTIIE, 9.27%	Monthly	10.14%	Monthly	N/A	10/17/25	MXN	6,584	2,505	1	2,504
1-day SOFR, 4.41%	Annual	4.05%	Annual	N/A	10/18/25	USD	39,525	(123,873)	51	(123,924)
1-day SOFR, 4.41%	Annual	3.75%	Annual	N/A	12/15/25	USD	11,532	(51,639)	13	(51,652)
5.14%	Annual	6-mo. WIBOR, 5.76%	Semi-Annual	N/A	12/20/25	PLN	4,197	5,960	1	5,959
9.31%	Monthly	1-day TIIEFONDEO, 9.05%	Monthly	N/A	01/09/26	MXN	54,730	(21,213)	4	(21,217)
1-day TIIEFONDEO, 9.05%	Monthly	8.47%	Monthly	N/A	02/25/26	MXN	123,629	15,138	10	15,128
0.28%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	03/09/26	JPY	1,161,341	29,740	18	29,722
8.02%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	N/A	03/26/26	ZAR	37,917	(12,198)	6	(12,204)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.41%	Annual	4.40%	Annual	N/A	04/08/26	USD	65,486	$ (119,728)	$ 153	$ (119,881)
1-day SOFR, 4.41%	Annual	4.45%	Annual	N/A	04/09/26	USD	16,493	(12,887)	39	(12,926)
1-day SOFR, 4.41%	Annual	4.05%	Annual	N/A	04/18/26	USD	25,833	(212,851)	62	(212,913)
1-day SOFR, 4.41%	Annual	4.30%	Annual	N/A	04/24/26	USD	30,734	(91,567)	75	(91,642)
8.15%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	05/07/25 (a)	05/07/26	ZAR	75,203	(29,242)	13	(29,255)
1-day SOFR, 4.41%	Annual	4.50%	Annual	N/A	05/08/26	USD	26,398	45,590	66	45,524
7.97%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	06/06/25 (a)	06/06/26	ZAR	16,986	(5,185)	3	(5,188)
1-day SOFR, 4.41%	Annual	4.35%	Annual	N/A	07/22/26	USD	11,440	31,419	34	31,385
0.51%	At Termination	Tokyo Overnight Average Rate, 0.48%	At Termination	08/13/25 (a)	08/13/26	JPY	6,000,000	128,895	133	128,762
0.40%	Annual	Tokyo Overnight Average Rate, 0.48%	Annual	N/A	08/14/26	JPY	9,000,000	262,272	202	262,070
5.16%	Annual	6-mo. WIBOR, 5.76%	Semi-Annual	N/A	09/19/26	PLN	4,577	(1,362)	5	(1,367)
5.24%	Annual	6-mo. WIBOR, 5.76%	Semi-Annual	N/A	09/19/26	PLN	7,652	(4,464)	9	(4,473)
1-day SOFR, 4.41%	At Termination	4.17%	At Termination	10/23/25 (a)	10/23/26	USD	8,267	46,429	15	46,414
1-day SOFR, 4.41%	At Termination	4.21%	At Termination	10/27/25 (a)	10/27/26	USD	41,489	251,759	76	251,683
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	10/28/26	USD	41,802	29,743	150	29,593
1-day TIIEFONDEO, 9.05%	Monthly	9.26%	Monthly	N/A	11/18/26	MXN	21,321	21,191	3	21,188
1-day SOFR, 4.41%	Annual	4.07%	Annual	N/A	01/14/27	USD	41,910	191,872	171	191,701
1-day SOFR, 4.41%	Annual	1.56%	Annual	N/A	03/07/27	USD	26,573	(1,126,847)	97	(1,126,944)
1-day SOFR, 4.41%	Annual	3.47%	Annual	N/A	03/10/27	USD	9,879	(54,670)	42	(54,712)
1-day SONIA, 4.46%	At Termination	3.45%	At Termination	03/16/26 (a)	03/16/27	GBP	560	(2,981)	376	(3,357)
6-mo. BUBOR, 6.51%	Annual	6.39%	Quarterly	03/18/26 (a)	03/18/27	HUF	103,561	—	—	—
5.13%	Annual	6-mo. WIBOR, 5.76%	Semi-Annual	N/A	03/19/27	PLN	6,549	(6,863)	7	(6,870)
5.14%	Annual	6-mo. WIBOR, 5.76%	Semi-Annual	N/A	03/19/27	PLN	10,916	(12,121)	12	(12,133)
1-day MIBOR, 7.20%	Semi-Annual	6.15%	Semi-Annual	N/A	03/19/27	INR	1,500,000	94,424	83	94,341
6-mo. BUBOR, 6.53%	Semi-Annual	6.50%	Annual	N/A	03/19/27	HUF	948,428	(4,599)	11	(4,610)
7.25%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	N/A	03/19/27	ZAR	18,846	2,419	5	2,414
1-day SOFR, 4.41%	Annual	4.10%	Annual	05/30/25 (a)	05/30/27	USD	30,365	257,187	136	257,051
1-day SOFR, 4.41%	Annual	4.15%	Annual	05/30/25 (a)	05/30/27	USD	30,365	286,035	136	285,899
1-day SOFR, 4.41%	Annual	2.91%	Annual	N/A	10/06/27	USD	23,492	(622,952)	113	(623,065)
1-day SONIA, 4.46%	At Termination	4.11%	At Termination	10/13/26 (a)	10/13/27	GBP	2,100	5,386	(226)	5,612
1-day SONIA, 4.46%	At Termination	4.39%	At Termination	10/20/26 (a)	10/20/27	GBP	610	3,556	3	3,553
1-day SONIA, 4.46%	At Termination	4.40%	At Termination	10/20/26 (a)	10/20/27	GBP	600	3,553	4	3,549
1-day SOFR, 4.41%	Annual	3.30%	Annual	10/23/25 (a)	10/23/27	USD	7,235	(30,796)	33	(30,829)
1-day SOFR, 4.41%	Annual	4.20%	Annual	10/23/25 (a)	10/23/27	USD	4,302	54,582	20	54,562
1-day SOFR, 4.41%	Annual	3.92%	Annual	11/03/25 (a)	11/03/27	USD	2,064	15,615	9	15,606
1-day SOFR, 4.41%	Annual	3.95%	Annual	11/03/25 (a)	11/03/27	USD	2,064	16,777	9	16,768
1-day SOFR, 4.41%	Annual	3.99%	Annual	11/03/25 (a)	11/03/27	USD	4,128	36,267	19	36,248
1-day SOFR, 4.41%	Annual	4.07%	Annual	11/03/25 (a)	11/03/27	USD	20,964	217,695	95	217,600
1-day SOFR, 4.41%	Annual	3.95%	Annual	11/06/25 (a)	11/06/27	USD	63,560	516,585	289	516,296
1-day SOFR, 4.41%	Annual	3.86%	Annual	11/10/25 (a)	11/10/27	USD	8,552	55,863	39	55,824
1-day SONIA, 4.46%	At Termination	3.70%	At Termination	12/01/26 (a)	12/01/27	GBP	2,640	(5,916)	335	(6,251)
1-day SOFR, 4.41%	Annual	3.48%	Annual	01/23/26 (a)	01/23/28	USD	11,120	(2,507)	48	(2,555)
1-day SONIA, 4.46%	At Termination	3.20%	At Termination	01/26/27 (a)	01/26/28	GBP	2,120	(17,201)	747	(17,948)
3.45%	Annual	1-day SOFR, 4.41%	Annual	01/26/26 (a)	01/26/28	USD	10,280	8,898	44	8,854
1-day SOFR, 4.41%	Annual	4.00%	Annual	01/26/26 (a)	01/26/28	USD	10,280	96,381	44	96,337
3.27%	Annual	1-day SOFR, 4.41%	Annual	02/05/26 (a)	02/05/28	USD	10,488	43,214	45	43,169
1-day SONIA, 4.46%	At Termination	3.32%	At Termination	02/05/27 (a)	02/05/28	GBP	3,390	(22,953)	(5,093)	(17,860)
1-day SOFR, 4.41%	Annual	3.87%	Annual	02/05/26 (a)	02/05/28	USD	10,488	74,145	45	74,100
1-day TIIEFONDEO, 9.05%	Monthly	8.08%	Monthly	N/A	03/07/28	MXN	19,766	3,586	4	3,582
China Fixing Repo Rates 7-day, 2.25%	Quarterly	1.58%	Quarterly	N/A	03/19/28	CNY	14,543	(698)	13	(711)
1-day SONIA, 4.46%	Annual	4.86%	Annual	N/A	06/20/28	GBP	2,670	86,808	(6)	86,814
1-day SOFR, 4.41%	Annual	4.40%	Annual	N/A	10/31/28	USD	13,462	331,113	94	331,019
1-day SONIA, 4.46%	At Termination	3.47%	At Termination	12/06/27 (a)	12/06/28	GBP	1,470	(7,872)	(367)	(7,505)
1-day SOFR, 4.41%	Annual	3.25%	Annual	12/15/26 (a)	12/15/28	USD	9,063	(46,186)	41	(46,227)
1-day SONIA, 4.46%	At Termination	3.31%	At Termination	02/07/28 (a)	02/07/29	GBP	1,660	(11,948)	(2,133)	(9,815)
6-mo. EURIBOR, 2.34%	Semi-Annual	3.00%	Annual	N/A	03/05/29	EUR	6,374	176,557	55	176,502
1-day SOFR, 4.41%	Annual	3.79%	Annual	N/A	03/29/29	USD	36,848	192,415	271	192,144
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	04/08/29	USD	28,993	87,522	221	87,301

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1-day SOFR, 4.41%	Annual	4.05%	Annual	N/A	04/09/29	USD	16,493	$ 89,403	$ 126	$ 89,277
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	04/18/29	USD	25,833	90,543	198	90,345
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	04/24/29	USD	12,806	48,647	99	48,548
6-mo. EURIBOR, 2.34%	Semi-Annual	2.90%	Annual	N/A	04/30/29	EUR	7,120	175,057	63	174,994
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	05/06/29	USD	25,628	112,607	199	112,408
6-mo. EURIBOR, 2.34%	Semi-Annual	2.87%	Annual	N/A	06/11/29	EUR	5,166	197,156	48	197,108
1-day SOFR, 4.41%	Annual	3.66%	Annual	N/A	10/10/29	USD	13,217	(53,441)	113	(53,554)
3.81%	Annual	1-day SONIA, 4.46%	Annual	N/A	10/25/29	GBP	12,500	186,234	(321)	186,555
7.90%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	N/A	10/31/29	ZAR	35,000	(17,709)	12	(17,721)
1-day TIIEFONDEO, 9.05%	Monthly	9.04%	Monthly	N/A	11/14/29	MXN	112,793	217,991	49	217,942
8.97%	Monthly	1-day TIIEFONDEO, 9.05%	Monthly	N/A	12/14/29	MXN	16,470	(29,686)	8	(29,694)
1-day SONIA, 4.46%	Annual	4.00%	Annual	N/A	01/16/30	GBP	6,330	(8,453)	216	(8,669)
1-day SONIA, 4.46%	Annual	4.00%	Annual	N/A	01/20/30	GBP	5,129	(6,359)	176	(6,535)
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/23/30	USD	6,330	90,915	58	90,857
6-mo. EURIBOR, 2.34%	Semi-Annual	2.42%	Annual	N/A	01/31/30	EUR	387	61	109	(48)
6-mo. EURIBOR, 2.34%	Semi-Annual	2.43%	Annual	N/A	02/03/30	EUR	776	677	1,896	(1,219)
8.65%	Monthly	1-day TIIEFONDEO, 9.05%	Monthly	N/A	02/07/30	MXN	11,009	(13,044)	5	(13,049)
1-day SOFR, 4.41%	Annual	3.23%	Annual	N/A	02/19/30	USD	15,757	(324,103)	146	(324,249)
1-day SOFR, 4.41%	Annual	3.90%	Annual	N/A	02/24/30	USD	2,691	27,920	25	27,895
6-mo. PRIBOR, 3.61%	Semi-Annual	3.46%	Annual	N/A	03/19/30	CZK	20,356	(4,142)	9	(4,151)
6-mo. PRIBOR, 3.61%	Semi-Annual	3.69%	Annual	N/A	03/19/30	CZK	9,164	2,402	4	2,398
6-mo. WIBOR, 5.76%	Semi-Annual	4.88%	Annual	N/A	03/19/30	PLN	2,984	7,904	8	7,896
6-mo. WIBOR, 5.76%	Semi-Annual	4.91%	Annual	N/A	03/19/30	PLN	2,871	8,318	8	8,310
6-mo. WIBOR, 5.76%	Semi-Annual	4.94%	Annual	N/A	03/19/30	PLN	4,973	16,373	14	16,359
6-mo. BUBOR, 6.53%	Semi-Annual	6.55%	Annual	N/A	03/19/30	HUF	247,589	(5,045)	7	(5,052)
7.94%	Quarterly	3-mo. JIBAR, 7.56%	Quarterly	N/A	03/19/30	ZAR	55,403	(24,202)	33	(24,235)
1-day MIBOR, 7.20%	Semi-Annual	6.00%	Semi-Annual	N/A	03/19/30	INR	84,433	4,004	11	3,993
6-mo. PRIBOR, 3.61%	Semi-Annual	3.56%	Annual	06/18/25 (a)	06/18/30	CZK	11,772	21	6	15
6-mo. PRIBOR, 3.61%	Semi-Annual	3.66%	Annual	06/18/25 (a)	06/18/30	CZK	8,207	1,656	980	676
6-mo. PRIBOR, 3.61%	Semi-Annual	3.66%	Annual	06/18/25 (a)	06/18/30	CZK	5,159	1,041	616	425
0.02%	Annual	6-mo. EURIBOR, 2.34%	Semi-Annual	N/A	08/26/31	EUR	8,789	1,408,187	125	1,408,062
2.38%	Annual	1-day SOFR, 4.41%	Annual	N/A	04/08/32	USD	2,064	222,593	24	222,569
2.60%	Annual	1-day SOFR, 4.41%	Annual	N/A	05/26/32	USD	2,477	221,291	29	221,262
1-day SOFR, 4.41%	Annual	3.47%	Annual	N/A	10/04/32	USD	10,373	(224,310)	126	(224,436)
1-day SOFR, 4.41%	Annual	3.42%	Annual	N/A	10/05/32	USD	4,851	(122,032)	61	(122,093)
1-day SOFR, 4.41%	Annual	3.05%	Annual	N/A	10/28/32	USD	11,502	(578,842)	146	(578,988)
1-day SOFR, 4.41%	Annual	2.88%	Annual	N/A	11/02/32	USD	11,629	(720,442)	148	(720,590)
1-day SOFR, 4.41%	Annual	2.92%	Annual	N/A	11/04/32	USD	11,608	(687,112)	148	(687,260)
1-day SOFR, 4.41%	Annual	2.90%	Annual	N/A	11/15/32	USD	18,194	(1,096,319)	233	(1,096,552)
1-day SOFR, 4.41%	Annual	3.20%	Annual	N/A	11/28/32	USD	11,066	(430,407)	142	(430,549)
1-day ESTR, 1,669.31%	Annual	2.34%	Annual	01/19/28 (a)	01/19/33	EUR	2,870	(36,879)	40	(36,919)
1-day SOFR, 4.41%	Annual	3.14%	Annual	05/12/28 (a)	05/12/33	USD	5,752	(151,327)	53	(151,380)
3.24%	Annual	1-day SOFR, 4.41%	Annual	N/A	08/09/33	USD	5,937	269,961	92	269,869
1-day SOFR, 4.41%	Annual	3.75%	Annual	N/A	08/09/33	USD	12,136	(68,181)	171	(68,352)
1-day SOFR, 4.41%	Annual	3.93%	Annual	N/A	10/04/33	USD	12,560	133,473	182	133,291
1-day SOFR, 4.41%	Annual	3.50%	Annual	N/A	10/17/33	USD	17,463	(390,784)	254	(391,038)
4.40%	Annual	1-day SOFR, 4.41%	Annual	N/A	11/01/33	USD	10,739	(513,451)	157	(513,608)
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/12/34	USD	4,076	73,988	58	73,930
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	01/17/34	USD	2,938	53,460	42	53,418
3.38%	Annual	1-day SOFR, 4.41%	Annual	N/A	10/09/34	USD	2,952	107,366	47	107,319
3.62%	Annual	1-day SOFR, 4.41%	Annual	10/09/29 (a)	10/09/34	USD	10,760	109,041	101	108,940
1-day SOFR, 4.41%	Annual	3.66%	Annual	N/A	10/10/34	USD	8,901	(112,135)	141	(112,276)
9.11%	Monthly	1-day TIIEFONDEO, 9.05%	Monthly	N/A	11/08/34	MXN	9,670	(23,800)	8	(23,808)
1-day SOFR, 4.41%	Annual	3.67%	Annual	N/A	12/26/34	USD	13,332	(132,985)	215	(133,200)
9.45%	Monthly	1-day TIIEFONDEO, 9.05%	Monthly	N/A	01/03/35	MXN	13,733	(49,225)	11	(49,236)
1-day SOFR, 4.41%	Annual	3.70%	Annual	N/A	01/06/35	USD	5,158	(37,638)	83	(37,721)
6.07%	Semi-Annual	1-day MIBOR, 7.20%	Semi-Annual	N/A	03/19/35	INR	33,254	(2,045)	7	(2,052)
1-day SOFR, 4.41%	Annual	3.75%	Annual	N/A	03/27/35	USD	5,095	(7,267)	84	(7,351)
3.46%	Annual	1-day SOFR, 4.41%	Annual	12/15/26 (a)	12/15/36	USD	2,071	58,771	34	58,737
3.65%	Annual	1-day SOFR, 4.41%	Annual	N/A	11/03/53	USD	5,309	175,703	167	175,536
1-day SOFR, 4.41%	Annual	4.00%	Annual	N/A	11/03/53	USD	5,309	153,176	167	153,009
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
Tokyo Overnight Average Rate, 0.48%	Annual	1.45%	Annual	N/A	03/06/54	JPY	234,530	$ (175,575)	$ 54	$ (175,629)
Tokyo Overnight Average Rate, 0.48%	Annual	1.45%	Annual	N/A	03/11/54	JPY	234,530	(175,183)	55	(175,238)
								$ (1,193,335)	$ 5,520	$ (1,198,855)

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	2.69%	At Termination	08/15/32	EUR	535	$ 15,987	$ 11	$ 15,976
OTC Credit Default Swaps — Buy Protection
Reference Obligations/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	1.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	300	$ (4,120)	$ 16,737	$ (20,857)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	176	(2,417)	6,395	(8,812)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	59	(810)	2,144	(2,954)
Deutsche Bank AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	65	(892)	2,490	(3,382)
UBS Group AG	1.00	Quarterly	BNP Paribas SA	06/20/28	EUR	100	(2,196)	3,005	(5,201)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	63	(1,384)	2,245	(3,629)
UBS Group AG	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/28	EUR	600	(13,173)	14,220	(27,393)
Boeing, Co.	1.00	Quarterly	Deutsche Bank AG	12/20/28	USD	300	(2,969)	(1,118)	(1,851)
Boeing, Co.	1.00	Quarterly	JPMorgan Chase Bank N.A.	06/20/29	USD	300	(2,807)	3,094	(5,901)
Federal Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International PLC	06/20/30	USD	1,823	71,266	78,548	(7,282)
Kingdom of Saudi Arabia	1.00	Quarterly	Goldman Sachs International	06/20/30	USD	209	(2,855)	(3,086)	231
Republic of Korea	1.00	Quarterly	Goldman Sachs International	06/20/30	USD	384	(11,384)	(12,377)	993
Republic of Turkey	1.00	Quarterly	Goldman Sachs International	06/20/30	USD	1,086	102,208	85,526	16,682
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/30	USD	227	3,720	3,654	66
United Mexican States	1.00	Quarterly	Barclays Bank PLC	06/20/30	USD	892	14,620	14,360	260
							$ 146,807	$ 215,837	$ (69,030)
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMA CGM SA	5.00%	Quarterly	JPMorgan Chase Bank N.A.	06/20/27	BB+	EUR	66	$ 6,032	$ 3,382	$ 2,650
Republic of Chile	1.00	Quarterly	Bank of America N.A.	06/20/30	A	USD	101	1,910	1,855	55
Republic of Chile	1.00	Quarterly	Bank of America N.A.	06/20/30	A	USD	122	2,308	2,241	67
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	82	(3,502)	(1,439)	(2,063)
CMBX.NA.9	2.00	Monthly	Goldman Sachs International	09/17/58	N/R	USD	94	(3,992)	(1,458)	(2,534)
								$ 2,756	$ 4,581	$ (1,825)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
9.73%	At Termination	1-day COOIS, 8.97%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	2,531,268	$ 2,364	$ —	$ 2,364
9.73%	At Termination	1-day COOIS, 8.97%	At Termination	Morgan Stanley & Co. International PLC	N/A	05/12/25	COP	4,019,292	3,754	—	3,754
9.81%	At Termination	1-day COOIS, 8.97%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/12/25	COP	6,008,208	4,456	—	4,456
9.81%	At Termination	1-day COOIS, 8.97%	At Termination	JPMorgan Chase Bank N.A.	N/A	05/12/25	COP	3,783,846	2,806	—	2,806
1-day BZDIOVER, 0.05%	At Termination	10.81%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	7,552	(18,041)	—	(18,041)
1-day BZDIOVER, 0.05%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	4,677	(9,830)	—	(9,830)
1-day BZDIOVER, 0.05%	At Termination	10.98%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	13,417	(28,197)	—	(28,197)
1-day BZDIOVER, 0.05%	At Termination	12.16%	At Termination	BNP Paribas SA	N/A	07/01/25	BRL	10,050	(9,489)	—	(9,489)
4.84%	At Termination	1-day CLP Interbank Rate, 25,092.70%	At Termination	Morgan Stanley & Co. International PLC	N/A	10/21/25	CLP	304,670	612	—	612
8.62%	At Termination	1-day COOIS, 8.97%	At Termination	JPMorgan Chase Bank N.A.	N/A	11/05/25	COP	7,467,468	9,246	—	9,246
5.20%	At Termination	1-day CLP Interbank Rate, 25,092.70%	At Termination	Morgan Stanley & Co. International PLC	N/A	11/20/25	CLP	339,652	(639)	—	(639)
14.18%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/02/26	BRL	5,950	1,127	—	1,127
1-day BZDIOVER, 0.05%	At Termination	10.12%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	39	(771)	—	(771)
1-day BZDIOVER, 0.05%	At Termination	10.32%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	97	(1,467)	—	(1,467)
1-day BZDIOVER, 0.05%	At Termination	10.35%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1	(18)	—	(18)
10.97%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	7,976	96,586	—	96,586
11.49%	At Termination	1-day BZDIOVER, 0.05%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	8,732	87,322	—	87,322
11.57%	At Termination	1-day BZDIOVER, 0.05%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	8,617	81,910	—	81,910
1-day BZDIOVER, 0.05%	At Termination	12.84%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	353	(1,895)	—	(1,895)
1-day BZDIOVER, 0.05%	At Termination	13.09%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	6,256	(29,061)	—	(29,061)
1-day BZDIOVER, 0.05%	At Termination	14.48%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	4,000	(3,873)	—	(3,873)
1-day BZDIOVER, 0.05%	At Termination	14.55%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	10,242	(8,935)	—	(8,935)
1-day BZDIOVER, 0.05%	At Termination	14.57%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	853	(715)	—	(715)
1-day BZDIOVER, 0.05%	At Termination	14.58%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	405	(277)	—	(277)
15.41%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	3,019	(7,977)	—	(7,977)
15.41%	At Termination	1-day BZDIOVER, 0.05%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	3,869	(10,228)	—	(10,228)
1-day BZDIOVER, 0.05%	At Termination	9.79%	At Termination	BNP Paribas SA	N/A	01/04/27	BRL	11,559	(211,564)	—	(211,564)
1-day BZDIOVER, 0.05%	At Termination	9.94%	At Termination	Barclays Bank PLC	N/A	01/04/27	BRL	1,720	(29,611)	—	(29,611)
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

OTC Interest Rate Swaps (continued)
Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1-day BZDIOVER, 0.05%	At Termination	9.99%	At Termination	Citibank N.A.	N/A	01/04/27	BRL	2	$ (40)	$ —	$ (40)
1-day BZDIOVER, 0.05%	At Termination	10.00%	At Termination	Bank of America N.A.	N/A	01/04/27	BRL	2	(45)	—	(45)
4.91%	Semi-Annual	1-day CLP Interbank Rate, 25,092.70%	Semi-Annual	Bank of America N.A.	N/A	03/15/27	CLP	127,929	22	—	22
1-day BZDIOVER, 0.05%	At Termination	12.44%	At Termination	JPMorgan Chase Bank N.A.	N/A	01/02/29	BRL	11,718	(151,599)	—	(151,599)
1-day BZDIOVER, 0.05%	At Termination	13.02%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	3,072	(28,719)	—	(28,719)
1-day BZDIOVER, 0.05%	At Termination	13.15%	At Termination	Goldman Sachs International	N/A	01/02/29	BRL	2,234	(18,834)	—	(18,834)
1-day BZDIOVER, 0.05%	At Termination	14.03%	At Termination	Barclays Bank PLC	N/A	01/02/29	BRL	2,451	(6,987)	—	(6,987)
8.73%	Quarterly	1-day COOIS, 8.97%	Quarterly	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	1,037,589	(1,119)	—	(1,119)
8.78%	Quarterly	1-day COOIS, 8.97%	Quarterly	Morgan Stanley & Co. International PLC	N/A	01/14/30	COP	357,248	(542)	—	(542)
									$ (290,268)	$ —	$ (290,268)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 51,665,885	$ —	$ 51,665,885
Common Stocks
Australia	77,714	—	—	77,714
Canada	142,503	—	—	142,503
China	231,584	126,591	—	358,175
France	—	79,268	—	79,268
Italy	—	408,277	—	408,277
Japan	—	145,145	—	145,145

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Spain	$ —	$ 134,747	$ —	$ 134,747
United Kingdom	215,815	—	—	215,815
United States	8,316,253	178,860	1,273,568	9,768,681
Corporate Bonds
Angola	—	199,680	—	199,680
Argentina	—	483,850	—	483,850
Australia	—	7,844,028	754,343	8,598,371
Belgium	—	122,280	—	122,280
Brazil	—	2,440,223	—	2,440,223
Canada	—	3,467,561	—	3,467,561
Chile	—	888,454	—	888,454
China	—	2,629,843	—	2,629,843
Colombia	—	1,818,020	—	1,818,020
Czech Republic	—	320,124	—	320,124
Denmark	—	2,739,592	—	2,739,592
Estonia	—	295,929	—	295,929
Finland	—	105,427	—	105,427
France	192,834	10,709,044	321,631	11,223,509
Germany	—	16,168,716	371,839	16,540,555
Greece	—	569,396	—	569,396
Hong Kong	—	3,050,438	—	3,050,438
Hungary	—	210,500	—	210,500
India	—	7,673,784	416,706	8,090,490
Indonesia	—	3,578,605	—	3,578,605
Ireland	—	288,774	—	288,774
Israel	—	704,144	—	704,144
Italy	292,870	3,779,329	—	4,072,199
Jamaica	—	153,192	4,262	157,454
Japan	—	2,898,123	—	2,898,123
Jersey	—	301,071	—	301,071
Luxembourg	—	1,167,640	—	1,167,640
Macau	—	2,544,678	—	2,544,678
Mexico	—	5,076,681	—	5,076,681
Morocco	—	411,052	—	411,052
Netherlands	—	8,862,404	—	8,862,404
Nigeria	—	192,750	—	192,750
Panama	—	141,000	—	141,000
Peru	—	288,202	—	288,202
Philippines	—	1,907,140	—	1,907,140
Portugal	—	428,169	—	428,169
Republic of Korea	—	498,295	—	498,295
Saudi Arabia	—	2,423,569	—	2,423,569
Singapore	—	438,806	—	438,806
Slovenia	—	326,532	—	326,532
South Africa	—	4,506,792	—	4,506,792
South Korea	—	906,515	—	906,515
Spain	208,971	1,881,159	—	2,090,130
Sweden	—	1,320,206	—	1,320,206
Switzerland	—	2,282,309	—	2,282,309
Thailand	—	2,561,714	—	2,561,714
Turkey	—	201,319	—	201,319
Ukraine	—	1,047,003	—	1,047,003
United Arab Emirates	—	1,020,730	—	1,020,730
United Kingdom	—	17,770,075	—	17,770,075
United States	—	137,500,305	8,769,148	146,269,453
Uzbekistan	—	399,758	—	399,758
Venezuela	—	59,096	—	59,096
Vietnam	—	737,670	—	737,670
Fixed Rate Loan Interests	—	39,494	584,854	624,348
Floating Rate Loan Interests	—	9,099,510	4,580,320	13,679,830
Foreign Agency Obligations	—	191,446,874	—	191,446,874
Grantor Trust	1,341,996	—	—	1,341,996
Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Investment Companies	$ 5,464,783	$ —	$ —	$ 5,464,783
Municipal Bonds	—	5,930,437	—	5,930,437
Non-Agency Mortgage-Backed Securities	—	82,349,275	1,869,008	84,218,283
Preferred Securities
Capital Trusts	—	10,337,052	—	10,337,052
Preferred Stocks
United States	101,711	43,953	5,202,331	5,347,995
U.S. Government Sponsored Agency Securities	—	186,449,419	—	186,449,419
U.S. Treasury Obligations	—	3,283,718	—	3,283,718
Warrants
United States	8,070	167,806	168,544	344,420
Venezuela	—	12,000	—	12,000
Short-Term Securities
Commercial Paper	—	3,506,164	—	3,506,164
Foreign Agency Obligations	—	2,098,023	—	2,098,023
U.S. Treasury Obligations	—	32,775,873	—	32,775,873
Options Purchased
Credit Contracts	—	20,632	—	20,632
Equity Contracts	283,139	5,356	—	288,495
Foreign Currency Exchange Contracts	—	631,329	—	631,329
Interest Rate Contracts	1,563	28,809	—	30,372
Liabilities
Investments
TBA Sale Commitments	—	(23,908,526)	—	(23,908,526)
Unfunded Floating Rate Loan Interests(a)	—	—	(4,554)	(4,554)
	$ 16,879,806	$ 827,397,667	$ 24,312,000	$ 868,589,473
Derivative Financial Instruments(b)
Assets
Credit Contracts	$ —	$ 28,124	$ —	$ 28,124
Equity Contracts	109,587	12,493	—	122,080
Foreign Currency Exchange Contracts	—	2,648,035	—	2,648,035
Interest Rate Contracts	594,150	8,321,749	—	8,915,899
Other Contracts	—	15,976	—	15,976
Liabilities
Credit Contracts	—	(187,237)	—	(187,237)
Equity Contracts	(389,590)	(18,204)	—	(407,794)
Foreign Currency Exchange Contracts	—	(3,368,504)	—	(3,368,504)
Interest Rate Contracts	(5,855,767)	(9,949,502)	—	(15,805,269)
	$ (5,541,620)	$ (2,497,070)	$ —	$ (8,038,690)

(a)	Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Unfunded Floating Rate Loan Interests
Assets
Opening balance, as of December 31, 2024	$ 1,358,458	$ 9,398,057	$ 623,814	$ 4,929,660	$ 1,861,345	$ 5,274,813	$ (6,427)
Transfers into Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	(220,865)	—	(38,960)	(400,070)	—	(38,100)	—
Accrued discounts/premiums	—	10,417	—	1,954	9,393	—	—
Net realized gain (loss)	—	1,817	—	34	—	—	—
Net change in unrealized appreciation (depreciation)(c)(d)	4,194	68,385	—	(15,565)	5,858	(34,382)	1,873

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

	Common Stocks	Corporate Bonds	Fixed Rate Loan Interests	Floating Rate Loan Interests	Non-Agency Mortgage-Backed Securities	Preferred Stocks	Unfunded Floating Rate Loan Interests
Purchases	$ 131,781	$ 1,173,462	—	$ 134,826	$ 62,965	$ —	$ —
Sales	—	(14,209)	—	(70,519)	(70,553)	—	—
Closing balance, as of March 31, 2025	$ 1,273,568	$ 10,637,929	$ 584,854	$ 4,580,320	$ 1,869,008	$ 5,202,331	$ (4,554)
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(b)	$ 4,194	$ 68,385	$ —	$ (15,565)	$ 5,858	$ (34,382)	$ 1,875

	Warrants	Total
Assets
Opening balance, as of December 31, 2024	$ 196,655	$ 23,636,375
Transfers into Level 3	—	—
Transfers out of Level 3	—	(697,995)
Accrued discounts/premiums	—	21,764
Net realized gain (loss)	—	1,851
Net change in unrealized appreciation (depreciation)(a)(b)	(28,111)	2,252
Purchases	—	1,503,034
Sales	—	(155,281)
Closing balance, as of March 31, 2025	$ 168,544	$ 24,312,000
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025(b)	$ (28,100)	$ 2,265

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $3,457,353.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stock	$1,243,727	Market	EBITDA Multiple	14.50x - 24.95x	19.31x
		Income	Discount Rate	15%	—

Corporate Bonds	9,962,588	Income	Discount Rate	7%- 16%	12%

Floating Rate Loan Interests	4,277,457	Income	Discount Rate	9%- 15%	12%

Preferred Stock(b)	5,202,331	Market	Revenue Multiple	2.75x - 8.25x	6.54x
			Time to Exit	2.0 - 3.0 years	2.5 years
			Volatility	47% - 90%	72%
			EBITDA Multiple	8.50x	—
			Market Adjustment Multiple	1.00x - 1.00x	1.00x
			Direct Profit Multiple	4.75x	—
		Income	Discount Rate	10% - 15%	13%

Warrants	168,544	Market	Revenue Multiple	2.75x - 8.25x	7.49x
			Volatility	45% - 47%	45%
		Income	Discount Rate	15%	—
	$20,854,647

(a)	A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The fund valued certain of its Level 3 Preferred Stock using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $609,859 as of March 31, 2025.

Schedule of Investments

Consolidated Schedule of Investments (unaudited)(continued)
March 31, 2025
BlackRock Strategic Global Bond Fund, Inc.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AMT	Alternative Minimum Tax
Portfolio Abbreviation (continued)
ARB	Airport Revenue Bonds
BUBOR	Budapest Interbank Offered Rate
BZDIOVER	Overnight Brazil Interbank Deposit (CETIP)
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
COOIS	Columbia Overnight Interbank Reference Rate
CVR	Contingent Value Right
DAC	Designated Activity Company
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FREMF	Freddie Mac Multifamily Securities
GO	General Obligation Bonds
GOL	General Obligation Ltd.
JIBAR	Johannesburg Interbank Average Rate
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MXIBTIIE	Mexico Interbank TIIE 28-Day
PCL	Public Company Limited
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
PSF	Permanent School Fund
RB	Revenue Bonds
S&P	Standard & Poor’s
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SPDR	Standard & Poor’s Depository Receipt
TBA	To-Be-Announced
TIIEFONDEO	MXN Overnight TIIE Funding Rate
WIBOR	Warsaw Interbank Offered Rate